Schedule of Investments (unaudited) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

Cayman Islands(b) — 3.5%
AGL CLO Ltd., Series 2020-3A, Class A, (3-mo. CME Term SOFR + 1.56%), 6.88%, 01/15/33(a)	USD 250	$249,880
Allegro CLO VI Ltd., Series 2017-2A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.71%, 01/17/31(a)	292	292,473
ALM Ltd., Series 2020-1A, Class A2, (3-mo. CME Term SOFR + 2.11%), 7.43%, 10/15/29(a)	250	250,650
Anchorage Capital CLO Ltd.(a)
Series 2014-3RA, Class A, (3-mo. CME Term SOFR + 1.31%), 6.63%, 01/28/31	280	279,680
Series 2014-4RA, Class A, (3-mo. CME Term SOFR + 1.31%), 6.63%, 01/28/31	266	265,591
Apidos CLO XII, Series 2013-12A, Class AR, (3-mo. CME Term SOFR + 1.34%), 6.66%, 04/15/31(a)	463	463,530
Apidos CLO XXXVI, Series 2021-36A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.18%, 07/20/34(a)	250	250,203
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3-mo. CME Term SOFR + 1.43%), 6.75%, 10/15/30(a)	307	307,218
Bain Capital Credit CLO Ltd., Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 6.55%, 07/20/30(a)	432	431,667
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3-mo. CME Term SOFR + 1.36%), 6.68%, 01/20/31(a)	390	389,984
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-3RA, Class A1B, (3-mo. CME Term SOFR + 1.56%), 6.88%, 07/27/31(a)	1,000	1,002,098
Cayuga Park CLO Ltd., Series 2020-1A, Class B1R, (3-mo. CME Term SOFR + 1.91%), 7.23%, 07/17/34(a)	250	250,158
CBAM Ltd., Series 2017-1A, Class A1, (3-mo. CME Term SOFR + 1.51%), 6.83%, 07/20/30(a)	250	250,233
Chenango Park CLO Ltd., Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.81%), 7.13%, 04/15/30(a)	1,018	1,019,837
CIFC Funding Ltd.(a)
Series 2013-1A, Class A2R, (3-mo. CME Term SOFR + 2.01%), 7.33%, 07/16/30	1,000	1,002,500
Series 2014-3A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 6.78%, 10/22/31	1,477	1,478,209
Series 2014-5A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 6.78%, 10/17/31	2,000	2,000,563
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.26%), 6.56%, 04/18/31	368	367,721
Series 2018-2A, Class A2, (3-mo. CME Term SOFR + 1.86%), 7.18%, 04/20/31	250	249,891
Dryden CLO Ltd., Series 2017-53A, Class A, (3-mo. CME Term SOFR + 1.38%), 6.70%, 01/15/31(a)	546	545,879
Dryden Senior Loan Fund(a)
Series 2015-37A, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.68%, 01/15/31	685	685,083
Series 2017-49, Class AR, (3-mo. CME Term SOFR + 1.21%), 6.51%, 07/18/30	654	654,614
Elmwood CLO IV Ltd., Series 2020-1A, Class A, (3-mo. CME Term SOFR + 1.50%), 6.82%, 04/15/33(a).	500	500,501
Generate CLO Ltd., Series 2A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.73%, 01/22/31(a)	517	517,233

Security	Par (000)	Value

Cayman Islands (continued)
Gracie Point International Funding LLC(a)
Series 2023-1A, Class A, (3-mo. SOFR + 1.95%), 7.31%, 09/01/26	USD 100	$100,953
Series 2023-2A, Class A, (3-mo. SOFR + 2.25%), 7.61%, 03/01/27	863	873,584
Jamestown CLO XV Ltd., Series 2020-15A, Class A, (3-mo. CME Term SOFR + 1.60%), 6.92%, 04/15/33(a)	1,000	1,000,000
LCM Ltd., Series 26A, Class A1, (3-mo. CME Term SOFR + 1.33%), 6.65%, 01/20/31(a)	397	396,988
Loanpal Solar Loan Ltd., Series 2020-2GF, Class A, 2.75%, 07/20/47	79	64,012
Madison Park Funding XI Ltd., Series 2013-11A, Class AR2, (3-mo. CME Term SOFR + 1.16%), 6.48%, 07/23/29(a)	895	894,852
Neuberger Berman Loan Advisers CLO Ltd., Series 2021- 46A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.23%, 01/20/36(a)	250	250,277
Octagon Investment Partners 36 Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.23%), 6.55%, 04/15/31(a)	679	678,605
OHA Credit Funding Ltd.(a)
Series 2019-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.23%, 07/02/35	1,000	1,001,175
Series 2020-5A, Class A2A, (3-mo. CME Term SOFR + 1.71%), 7.01%, 04/18/33	300	301,251
Park Avenue Institutional Advisers CLO Ltd.,
Series 2017-1A, Class DR, (3-mo. CME Term SOFR + 7.07%), 12.38%, 02/14/34(a)	250	233,302
Rockford Tower CLO Ltd., Series 2017-3A, Class A, (3-mo. CME Term SOFR + 1.45%), 6.77%, 10/20/30(a)	302	302,129
RR Ltd.(a)
Series 2018-3A, Class A1R2, (3-mo. CME Term SOFR + 1.35%), 6.67%, 01/15/30	292	292,035
Series 2018-3A, Class A2R2, (3-mo. CME Term SOFR + 1.66%), 6.98%, 01/15/30	1,125	1,125,607
RRX Ltd., Series 2021-4A, Class A2, (3-mo. CME Term SOFR + 2.11%), 7.43%, 07/15/34(a)	250	251,089
Shackleton CLO Ltd., Series 2013-3A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.70%, 07/15/30(a).	202	202,531
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3-mo. CME Term SOFR + 1.51%), 6.83%, 10/15/30(a).	318	318,523
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3-mo. CME Term SOFR + 1.22%), 6.54%, 04/16/31(a)	460	460,299
Tiaa CLO III Ltd., Series 2017-2A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.73%, 01/16/31(a)	305	305,262
TICP CLO XII Ltd., Series 2018-12A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.23%, 07/15/34(a)	325	325,977
TICP CLO XV Ltd., Series 2020-15A, Class A, (3-mo. CME Term SOFR + 1.54%), 6.86%, 04/20/33(a)	1,750	1,751,594
Trestles CLO Ltd., Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 6.58%, 04/25/32(a)	250	250,100
Trimaran CAVU Ltd.(a)
Series 2019-1A, Class B, (3-mo. CME Term SOFR + 2.46%), 7.78%, 07/20/32	250	250,079
Series 2019-1A, Class C1, (3-mo. CME Term SOFR + 3.41%), 8.73%, 07/20/32	500	500,011

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Cayman Islands (continued)
Venture CLO Ltd., Series 2020-39A, Class A1, (3-mo. CME Term SOFR + 1.54%), 6.86%, 04/15/33(a)	USD	335	$335,645
Voya CLO Ltd., Series 2017-4A, Class A1, (3-mo. CME Term SOFR + 1.39%), 6.71%, 10/15/30(a)		277	277,001
Whitebox CLO I Ltd., Series 2019-1A, Class CR, (3-mo. CME Term SOFR + 3.31%), 8.63%, 07/24/32(a).		500	492,063

			26,940,340

France — 0.1%
Ginkgo Personal Loans, Series 2023-PL1, Class A1, (1-mo. EURIBOR + 0.79%), 4.64%, 09/23/44(a)(c)	EUR	300	324,685

Germany(a)(c) — 0.0%
FCT Autonoria DE, Series 2023-DE, Class B, (1-mo. EURIBOR + 1.15%), 5.00%, 01/26/43		81	87,524
Red & Black Auto Germany UG
Series 10, Class B, (1-mo. EURIBOR + 1.20%), 5.06%, 09/15/32		100	108,363
Series 8, Class B, (1-mo. EURIBOR + 0.75%), 4.61%, 09/15/30		58	63,344

			259,231

Ireland(a)(c) — 0.2%
Arini European CLO II DAC, Series 2X, Class D, (3-mo. EURIBOR + 4.20%), 1.00%, 04/15/38(d)		100	107,885
Aurium Clo VIII DAC, Series 8X, Class D, (3-mo. EURIBOR + 3.00%), 6.93%, 06/23/34		100	105,715
Avoca CLO XXII DAC, Series 22X, Class B1, (3-mo. EURIBOR + 1.30%), 5.24%, 04/15/35		100	105,278
Cairn CLO XVI DAC, Series 2023-16X, Class D, (3-mo. EURIBOR + 5.20%), 9.14%, 01/15/37		100	108,119
CIFC European Funding CLO I DAC, Series 1X, Class DR, (3-mo. EURIBOR + 3.20%), 7.14%, 07/15/32		100	106,166
CVC Cordatus Loan Fund IV DAC, Series 4X, Class BR1, (3-mo. EURIBOR + 1.30%), 5.24%, 02/22/34		100	105,190
CVC Cordatus Loan Fund XXX DAC, Series 2030X, Class D, (3-mo. EURIBOR + 4.00%), 1.00%, 05/15/37(d)		100	107,063
CVC Cordatus Opportunity Loan Fund DAC, Series 2024X, Class DR, (3-mo. EURIBOR + 4.00%), 7.91%, 08/15/33		100	107,876
Henley CLO IV DAC, Series 4X, Class B1, (3-mo. EURIBOR + 1.35%), 5.30%, 04/25/34		100	105,303
Palmer Square European CLO DAC, Series 2022-2X, Class DR, (3-mo. EURIBOR + 4.00%), 7.92%, 01/15/38		100	107,991
Providus CLO V DAC, Series 5X, Class D, (3-mo. EURIBOR + 2.95%), 6.85%, 02/15/35		100	105,164
Providus CLO VI DAC, Series 6X, Class D, (3-mo. EURIBOR + 3.20%), 7.12%, 05/20/34		100	105,602

			1,277,352

Italy(a)(c) — 0.1%
AutoFlorence SRL, Series 3, Class A, (1-mo. EURIBOR + 0.95%), 4.80%, 12/25/46		500	541,832
Koromo Italy SRL, Series 1, Class A, (1-mo. EURIBOR + 0.80%), 4.65%, 02/26/35		190	205,311

			747,143

Security	Par (000)		Value

Netherlands — 0.0%
Domi BV, Series 2023-1, Class A, (3-mo. EURIBOR + 1.12%), 5.02%, 02/15/55(a)(c)	EUR	138	$150,710

Spain — 0.0%
Autonoria Spain FT, Series 2021-SP, Class B, (1-mo. EURIBOR + 0.80%), 4.65%, 01/31/39(a)(c)		98	105,357

United Kingdom(a)(c) — 0.2%
Atlas Funding PLC, Series 2013-1, Class B, 7.10%, 01/20/61	GBP	100	127,477
Hermitage PLC, Series 2023-1, Class B, (3-mo. LIBOR GBP + 2.45%), 7.65%, 09/21/33		100	126,775
PCL Funding VI PLC, Series 2022-1, Class A, 6.60%, 07/15/26		500	632,507
PCL Funding VIII PLC, Series 2023-1, Class A, (3-mo. LIBOR GBP + 1.18%), 6.38%, 05/15/28		400	508,176
Polaris PLC, Series 2023-1, Class B, (3-mo. LIBOR GBP + 2.75%), 7.95%, 02/23/61		160	206,117

			1,601,052

United States — 2.7%
AccessLex Institute, Series 2007-A, Class A3, (3-mo. CME Term SOFR + 0.56%), 5.89%, 05/25/36(a)	USD	48	46,734
Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.61%, 02/15/29(b)		570	568,645
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/46(b)		45	39,744
BHG Securitization Trust(b)
Series 2021-A, Class A, 1.42%, 11/17/33		59	55,931
Series 2021-A, Class B, 2.79%, 11/17/33		100	90,825
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05%, 07/15/27(b)		129	129,076
College Avenue Student Loans LLC, Series 2023-B, Class A1A, 6.50%, 06/25/54(b)		371	383,972
College Avenue Student Loans Trust, Series 2024-A, Class A1B, (30-day Avg SOFR + 1.75%), 7.07%, 06/25/54(a)(b)		378	378,000
Eaton Vance CLO Ltd., Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.71%), 7.03%, 10/15/30(a)(b)		250	250,360
ELFI Graduate Loan Program LLC, Series 2023-A, Class A, 6.37%, 02/04/48(b)		681	695,393
Ford Credit Floorplan Master Owner Trust, Series 19-4, Class B, 2.64%, 09/15/26		591	581,320
Foundation Finance Trust(b)
Series 2021-2A, Class A, 2.19%, 01/15/42		136	125,105
Series 2023-2A, Class A, 6.53%, 06/15/49		339	344,466
Goldman Home Improvement Trust Issuer Trust, Series 2022-GRN2, Class A, 6.80%, 10/25/52(b)		88	87,913
GoodLeap Sustainable Home Solutions Trust(b)
Series 2021-3CS, Class A, 2.10%, 05/20/48		235	184,854
Series 2022-3CS, Class A, 4.95%, 07/20/49		71	66,572
Series 2023-1GS, Class A, 5.52%, 02/22/55		110	107,027
Gracie Point International Funding LLC, Series 2024-1A, Class A, (3-mo. SOFR + 1.70%), 7.06%, 03/01/28(a)(b)		306	306,789
Hipgnosis Music Assets LP, Series 2022-1, Class A, 5.00%, 05/16/62(b)		385	370,363
Lendmark Funding Trust(b)
Series 2022-1A, Class A, 5.12%, 07/20/32		301	297,496
Series 2023-1A, Class D, 8.69%, 05/20/33		182	188,018
Series 2024-1, Class B, 5.88%, 06/21/32		100	99,955

2

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Mariner Finance Issuance Trust(b)
Series 2020-AA, Class B, 3.21%, 08/21/34	USD	104	$100,249
Series 2022-AA, Class A, 6.45%, 10/20/37		250	250,617
Series 2023-A, Class A, 6.70%, 10/22/35		1,468	1,489,300
Series 2023-A, Class B, 7.11%, 10/22/35		789	804,283
Mosaic Solar Loan Trust(b)
Series 2022-3A, Class A, 6.10%, 06/20/53		86	88,185
Series 2023-1A, Class A, 5.32%, 06/20/53		202	199,749
Series 2023-4, Class A, 6.40%, 05/20/53		254	264,019
Navient Private Education Loan Trust, Series 2014- AA, Class A3, (1-mo. Term SOFR + 1.71%), 7.04%, 10/15/31(a)(b)		780	781,448
Navient Private Education Refi Loan Trust(a)(b) Series 2020-CA, Class A2B, (1-mo. Term SOFR + 1.71%), 7.04%, 11/15/68		541	546,588
Series 2021-DA, Class A, (Prime - 1.99%), 6.51%, 04/15/60		275	264,291
Navient Student Loan Trust(b)
Series 2023-B, Class A1B, (30-day Avg SOFR + 1.70%), 7.02%, 03/15/72(a)		265	267,567
Series 2023-BA, Class A1A, 6.48%, 03/15/72		184	186,865
Nelnet Student Loan Trust(b)
Series 2021-A, Class B1, 2.85%, 04/20/62		136	112,598
Series 2021-DA, Class B, 2.90%, 04/20/62		450	373,361
Series 2021-DA, Class C, 3.50%, 04/20/62		100	79,466
Series 2023-PL1, Class A1A, (30-day Avg SOFR + 2.25%), 7.57%, 11/25/53(a)		176	175,761
OneMain Financial Issuance Trust(b)
Series 2020-2A, Class B, 2.21%, 09/14/35		1,132	1,012,431
Series 2022-2A, Class B, 5.24%, 10/14/34		380	373,059
Series 2022-3A, Class A, 5.94%, 05/15/34		682	685,701
Series 2023-2A, Class D, 7.52%, 09/15/36		552	565,914
PFS Financing Corp., Series 2022-D, Class D, 4.90%, 08/15/27(b)		1,134	1,120,515
Regional Management Issuance Trust(b)
Series 2020-1, Class A, 2.34%, 10/15/30		50	49,078
Series 2021-1, Class B, 2.42%, 03/17/31		256	238,425
Series 2021-2, Class B, 2.35%, 08/15/33		990	852,800
Series 2022-1, Class A, 3.07%, 03/15/32		389	372,712
Series 2022-2B, Class A, 7.10%, 11/17/32		325	328,236
Republic Finance Issuance Trust(b)
Series 2021-A, Class A, 2.30%, 12/22/31		600	573,392
Series 2021-A, Class B, 2.80%, 12/22/31		136	126,323
Series 2021-A, Class C, 3.53%, 12/22/31		100	91,717
Series 2021-A, Class D, 5.23%, 12/22/31		800	725,272
Service Experts Issuer LLC, Series 2021-1A, Class A, 2.67%, 02/02/32(b)		208	194,211
Sesac Finance LLC, Series 2024-1, Class A2, 6.42%, 01/25/54(b)		51	51,155
SMB Private Education Loan Trust(b)
Series 2024-A, Class A1B, (30-day Avg SOFR + 1.45%), 6.77%, 03/15/56(a)		353	354,446
Series 2024-A, Class B, 5.88%, 03/15/56		408	408,899
Sofi Personal Loan Term(b)
Series 2024-1, Class A, 6.06%, 02/12/31		581	580,975
Series 2024-1, Class R1, 0.00%, 02/12/31		10	500,551

			20,588,717

Total Asset-Backed Securities — 6.8% (Cost: $51,869,609)			51,994,587

Security	Shares	Value

Common Stocks

Bermuda — 0.0%
DHL, Class A (e)(f)	819	$16

China — 0.0%
BYD Co. Ltd., Class H	3,796	97,197

Germany — 0.0%
Bayerische Motoren Werke AG	235	27,114

Italy — 0.0%
UniCredit SpA	3,002	114,014

Netherlands — 0.0%
Shell PLC	3,233	108,312
Shell PLC, ADR	211	14,146

		122,458

United Kingdom — 0.1%
Genius Sports Ltd. (f)	21,560	123,107

United States — 1.1%
Advanced Micro Devices, Inc. (f)	86	15,522
Altice USA, Inc., Class A (f)	30,424	79,407
Amazon.com, Inc. (f)	1,377	248,383
Boyd Gaming Corp.	941	63,348
Caesars Entertainment, Inc. (f)	3,619	158,295
Cheniere Energy, Inc.	845	136,282
Chesapeake Energy Corp.	631	56,052
Chubb Ltd.	900	233,217
Crowdstrike Holdings, Inc., Class A (f)	192	61,553
Deckers Outdoor Corp. (f)	62	58,358
Delta Air Lines, Inc.	4,098	196,171
Dynatrace, Inc. (f)	2,100	97,524
Eli Lilly & Co.	374	290,957
Ford Motor Co.	6,904	91,685
Freewire Equity (e)(f)	6	24,360
General Dynamics Corp.	573	161,867
General Motors Co.	2,381	107,978
Golden Entertainment, Inc.	1,691	62,279
HCA Healthcare, Inc.	322	107,397
HNG Hospitality Offshore LP, (Acquired 02/16/24, Cost: $538,000) (e)(f)(g)	538,000	538,000
Intel Corp.	3,530	155,920
Invesco S&P 500 Equal Weight ETF	10,189	1,725,711
Lam Research Corp.	280	272,040
Landsea Homes Corp. (f)	5,638	81,920
Las Vegas Sands Corp.	1,990	102,883
M/I Homes, Inc. (f)	939	127,976
Marathon Petroleum Corp.	1,806	363,909
McDonald’s Corp.	821	231,481
Meta Platforms, Inc., Class A	400	194,232
MGM Resorts International (f)	2,936	138,609
Micron Technology, Inc.	1,157	136,399
Mr. Cooper Group, Inc. (f)	1,323	103,128
New York Community Bancorp, Inc., Class A	3,700	11,914
Northrop Grumman Corp.	311	148,863
NVIDIA Corp.	163	147,280
Palladyne AI Corp. (f)	305	552
RXO, Inc. (f)	372	8,136
Salesforce, Inc.	577	173,781

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares		Value

United States (continued)
Smith Douglas Homes Corp., Class A (f)		3,864	$114,761
Space Exploration Technologies Corp., (Acquired 08/21/23, Cost: $85,374), A shares (e)(f)(g)		1,054	102,238
Space Exploration Technologies Corp., (Acquired 08/21/23, Cost: $91,692), C shares (e)(f)(g)		1,132	109,804
Transocean Ltd. (f)		44,647	280,383
U.S. Steel Corp.		2,170	88,493
Valero Energy Corp.		1,084	185,028
Vistra Corp.		2,543	177,120
Volato Group, Inc., Class A Lock Up, (Acquired 12/03/23, Cost: $14) (e)(f)(g)		2,734	7,655
Walmart, Inc.		3,714	223,471
Wynn Resorts Ltd.		2,050	209,571

			8,411,893

Zambia — 0.0%
First Quantum Minerals Ltd.		619	6,654

Total Common Stocks — 1.2% (Cost: $7,865,942)			8,902,453

	Par (000)

Corporate Bonds

Argentina(b) — 0.1%
Generacion Mediterranea SA/Central Termica Roca SA, 9.88%, 12/01/27	USD	111	101,060
YPF SA, 9.50%, 01/17/31		439	446,643

			547,703

Australia — 0.3%
Glencore Capital Finance DAC, 0.75%, 03/01/29(c)	EUR	846	793,400
Mineral Resources Ltd., 9.25%, 10/01/28(b)	USD	137	144,288
Oceana Australian Fixed Income Trust, A Note Upsize(e) 12.00%, 07/31/25	AUD	166	108,379
12.50%, 07/31/26		248	162,627
12.50%, 07/31/27		414	272,832
Origin Energy Finance Ltd., 1.00%, 09/17/29(c)	EUR	854	806,121

			2,287,647

Austria(c) — 0.0%
ams-OSRAM AG 2.13%, 11/03/27(h)		100	77,893
10.50%, 03/30/29		200	213,396

			291,289

Belgium(c) — 0.3%
Anheuser-Busch InBev SA/NV, 3.95%, 03/22/44		330	363,543
FLUVIUS System Operator CVBA, 3.88%, 03/18/31		500	552,711
KBC Group NV(a) (1-year UK Government Bond + 0.92%), 1.25%, 09/21/27	GBP	100	115,039
(3-mo. EURIBOR + 1.30%), 4.25%, 11/28/29	EUR	900	994,006

			2,025,299

Brazil — 0.3%
3R Lux SARL, 9.75%, 02/05/31(b)	USD	400	417,750
Azul Secured Finance LLP, 11.93%, 08/28/28(b)		609	619,182
CSN Resources SA, 5.88%, 04/08/32(b)		200	173,765

Security	Par (000)		Value

Brazil (continued)
Embraer Netherlands Finance BV, 7.00%, 07/28/30(b)	USD	200	$208,690
Gol Finance SA, 15.82%, 05/02/25		79	79,212
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(b)		305	275,130
Petrorio Luxembourg Trading SARL, 6.13%, 06/09/26(b)		208	203,892
Samarco Mineracao SA, (9.50% PIK), 9.50%, 06/30/31(c)(i)		441	396,900
Suzano Austria GmbH, 5.00%, 01/15/30		200	191,813

			2,566,334

Canada — 0.4%
1011778 BC ULC/New Red Finance, Inc., 3.50%, 02/15/29(b)		11	10,046
Bombardier, Inc.(b) 7.13%, 06/15/26		25	25,360
7.50%, 02/01/29		63	64,873
8.75%, 11/15/30		25	26,694
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(b)		65	58,963
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b) 3.88%, 01/15/28		11	10,338
4.38%, 01/15/28		15	14,189
4.00%, 10/15/30		25	22,275
Garda World Security Corp.(b) 9.50%, 11/01/27		61	61,147
7.75%, 02/15/28		31	31,790
HR Ottawa LP, 11.00%, 03/31/31(b)		1,942	2,090,350
Parkland Corp., 4.50%, 10/01/29(b)		4	3,700
Rogers Communications, Inc., 5.30%, 02/15/34		462	457,879
Toronto-Dominion Bank, 2.88%, 04/05/27(c)	GBP	100	118,926

			2,996,530

Chile — 0.1%
Banco de Credito e Inversiones SA, (5-year CMT + 4.94%), 8.75%(a)(b)(j)	USD	4 200	205,659
Empresa Nacional del Petroleo, 3.75%, 08/05/26(c)		200	190,562
Kenbourne Invest SA(b) 6.88%, 11/26/24		385	186,966
4.70%, 01/22/28		132	46,860

			630,047

China — 0.1%
Fantasia Holdings Group Co. Ltd., 11.88%, 06/01/23(c)(f)(k)		200	3,000
NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%, 06/18/29		982	944,596

			947,596

Colombia — 0.2%
ABRA Global Finance, (6.00% Cash and 5.50% PIK), 11.50%, 03/02/28(b)(i)		297	273,470
Ecopetrol SA 8.88%, 01/13/33		100	105,049
8.38%, 01/19/36		445	448,337
Gran Tierra Energy, Inc., 9.50%, 10/15/29(b)		412	383,290
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(c)		200	175,875

			1,386,021

4

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Czech Republic — 0.0%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 04/30/30(c)	EUR	200	$226,558

Denmark(c) — 0.7%
AP Moller - Maersk A/S, 3.75%, 03/05/32		2,801	3,052,682
Danske Bank A/S, (1-year EUR Swap + 1.25%), 4.13%, 01/10/31(a)		1,978	2,198,628

			5,251,310

Finland — 0.0%
Ahlstrom-Munksjo Holding 3 Oy, 3.63%, 02/04/28(c)		100	101,142

France — 2.2%
Altice France SA/France(c) 11.50%, 02/01/27		100	92,188
4.25%, 10/15/29		130	97,813
Atos SE, 0.00%, 11/06/24(c)(h)(l)		100	16,187
AXA SA, (5-year EURIBOR ICE Swap + 3.84%), 6.38%, 12/31/99(a)(c)(j)		100	112,057
Banijay Entertainment SASU, 7.00%, 05/01/29(c)		100	113,150
Banque Federative du Credit Mutuel SA(c) 0.75%, 06/08/26		200	203,483
4.13%, 09/18/30		600	675,125
3.75%, 02/01/33		1,500	1,651,935
4.13%, 06/14/33		2,300	2,601,328
4.38%, 01/11/34		300	320,855
BNP Paribas SA(c) 1.88%, 12/14/27	GBP	100	113,412
(3-mo. EURIBOR + 0.73%), 0.50%, 02/19/28(a)	EUR	1,100	1,084,616
BPCE SA(c) 3.50%, 01/25/28		1,700	1,840,611
3.88%, 01/25/36		200	219,222
Credit Agricole Assurances SA, (5-year EURIBOR ICE Swap + 2.65%), 2.63%, 01/29/48(a)(c)		100	101,142
Credit Agricole SA(c) 1.25%, 04/14/26		200	206,570
0.38%, 04/20/28		1,000	954,594
Electricite de France SA(c) 3.75%, 06/05/27		200	216,862
4.25%, 01/25/32		400	447,462
4.63%, 01/25/43		200	224,609
Elis SA, 3.75%, 03/21/30(c)		200	214,757
Engie SA(c) 3.88%, 01/06/31		1,100	1,213,612
3.88%, 03/06/36		400	439,618
4.50%, 09/06/42		400	458,061
Eutelsat SA, 9.75%, 04/13/29(c)(d)		100	109,611
Forvia SE(c) 3.75%, 06/15/28		100	104,648
5.50%, 06/15/31		100	110,582
Iliad Holding SASU, 6.50%, 10/15/26(b)	USD	200	198,127
iliad SA(c) 5.38%, 02/15/29	EUR	200	219,230
5.63%, 02/15/30		300	332,199
Loxam SAS(c) 3.75%, 07/15/26		100	106,536
6.38%, 05/31/29		100	112,124
Paprec Holding SA, 7.25%, 11/17/29(c)		200	229,817
Picard Groupe SAS, 3.88%, 07/01/26(c)		100	105,490
RCI Banque SA, (5-year EUR Swap + 2.85%), 2.63%, 02/18/30(a)(c)		600	631,794
RTE Reseau de Transport d’Electricite SADIR, 3.75%, 07/04/35(c)		300	332,260

Security	Par (000)		Value

France (continued)
Sabena Technics Sas, (Acquired 10/28/22, Cost: $292,346), 8.90%, 09/30/29(e)(g)	EUR	298	$320,902
Teleperformance SE, 5.75%, 11/22/31(c)		200	225,750
TotalEnergies Capital International SA, 1.66%, 07/22/26(c)	GBP	100	118,297
Worldline SA/France(c)(h)(l) 0.00%, 07/30/25	EUR	44	52,547
0.00%, 07/30/26		233	227,733

			17,156,916

Germany — 2.4%
Aroundtown SA, 0.00%, 07/16/26(c)		100	95,206
Bayer AG(c) 4.00%, 08/26/26		890	967,178
1.38%, 07/06/32		400	347,435
4.63%, 05/26/33		965	1,074,534
Cheplapharm Arzneimittel GmbH, 7.50%, 05/15/30(c)		278	316,416
Commerzbank AG(a)(c) (3-mo. EURIBOR + 1.95%), 5.25%, 03/25/29		300	338,995
(3-mo. EURIBOR + 2.10%), 4.63%, 01/17/31		100	110,539
(5-year EUR Swap + 6.36%), 6.13%(j)		200	212,803
(5-year EURIBOR ICE Swap + 3.70%), 6.75%, 10/05/33		100	115,921
Deutsche Bahn Finance GmbH, 4.00%, 11/23/43(c)		70	80,910
Deutsche Bank AG(a)(c) (3-mo. EURIBOR + 2.50%), 5.38%, 01/11/29		600	677,682
(5-year EURIBOR ICE Swap + 3.30%), 4.00%, 06/24/32		100	104,411
E.ON SE(c) 3.75%, 01/15/36		200	217,506
4.13%, 03/25/44		170	187,626
EnBW Energie Baden-Wuerttemberg AG, (5-year EURIBOR ICE Swap + 2.66%), 5.25%, 01/23/84(a)(c)		100	110,287
EnBW International Finance BV(c) 3.63%, 11/22/26		34	36,945
4.30%, 05/23/34		580	657,172
Eurogrid GmbH(c) 3.72%, 04/27/30		900	983,244
3.92%, 02/01/34		300	329,829
Fraport AG Frankfurt Airport Services Worldwide, 1.88%, 03/31/28(c)		28	28,123
Gruenenthal GmbH, 3.63%, 11/15/26(c)		100	105,458
HT Troplast GmbH, 9.38%, 07/15/28(c)		200	225,717
IHO Verwaltungs GmbH(c)(i) (4.50% PIK), 3.75%, 09/15/26		110	116,861
(8.75% Cash or 9.50% PIK), 8.75%, 05/15/28		200	233,571
Lanxess AG, (13.63% PIK), 13.63%, 03/31/31(e)(i)		321	324,197
LEG Immobilien SE, 0.88%, 11/28/27(c)		200	196,003
RWE AG, 2.50%, 08/24/25(c)		35	37,179
Sartorius Finance BV(c) 4.50%, 09/14/32		600	681,682
4.88%, 09/14/35		900	1,045,652
Schaeffler AG(c) 4.50%, 08/14/26		100	108,712
4.75%, 08/14/29		100	109,541
Siemens Financieringsmaatschappij NV, 3.13%, 05/22/32(c)		1,100	1,184,765
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/25(c)		100	105,757
Tele Columbus AG, (10.00% PIK), 10.00%,
03/19/29(c)(i)		101	75,038
TK Elevator Midco GmbH, 4.38%, 07/15/27(c)		186	192,894

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Germany (continued)
Volkswagen Bank GmbH(c) 4.25%, 01/07/26	EUR	1,300	$1,408,471
4.63%, 05/03/31		400	448,278
Volkswagen Financial Services NV(c) 4.25%, 10/09/25	GBP	100	124,266
6.50%, 09/18/27		300	393,242
Wintershall Dea Finance BV(c) 0.84%, 09/25/25	EUR	200	205,428
1.33%, 09/25/28		3,600	3,447,314
ZF Europe Finance BV, 6.13%, 03/13/29(c)		300	343,074
ZF Finance GmbH, 5.75%, 08/03/26(c)		300	332,825

			18,438,687

Greece — 0.0%
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35(a)(c)		100	108,721

Hong Kong — 0.2%
FWD Group Holdings Ltd., 8.40%, 04/05/29(b)(d)	USD	1,150	1,190,250
Melco Resorts Finance Ltd., 5.38%, 12/04/29(c)		200	182,038

			1,372,288

India — 0.1%
Continuum Energy Levanter Pte. Ltd., 4.50%, 02/09/27(b)		184	178,308
ReNew Pvt Ltd., 5.88%, 03/05/27(c)		200	194,524
Vedanta Resources Finance II PLC 13.88%, 12/09/28(c)		168	152,880
13.88%, 12/09/28(b)		101	91,728
Vedanta Resources Ltd., 13.88%, 12/09/28(b)		19	16,680

			634,120

Indonesia — 0.1%
LLPL Capital Pte Ltd., 6.88%, 02/04/39(c)		155	153,775
Medco Maple Tree Pte Ltd., 8.96%, 04/27/29(b)		104	108,225
Pertamina Persero PT, 3.65%, 07/30/29(c)		200	185,875

			447,875

Israel — 0.1%
Teva Pharmaceutical Finance Netherlands II BV 7.38%, 09/15/29	EUR	100	119,380
4.38%, 05/09/30		100	103,840
7.88%, 09/15/31		120	149,852

			373,072

Italy — 0.9%
ASTM SpA, 1.50%, 01/25/30(c)		800	752,071
Azzurra Aeroporti SpA(c) 2.13%, 05/30/24		100	107,362
2.63%, 05/30/27		100	101,951
Banca Monte dei Paschi di Siena SpA, (3-mo. EURIBOR + 3.28%), 6.75%, 09/05/27(a)(c)		150	169,055
Banco BPM SpA(a)(c)
(3-mo. EURIBOR + 2.35%), 4.88%, 01/17/30		150	166,448
(3-mo. EURIBOR + 2.80%), 6.00%, 06/14/28		150	170,515
(5-year EUR Swap + 3.80%), 3.25%, 01/14/31		100	104,777
Cedacri Mergeco SpA, (3-mo. EURIBOR + 5.50%), 9.40%, 05/15/28(a)(c)		150	162,030
Cerved Group SpA, (3-mo. EURIBOR + 5.25%), 9.19%, 02/15/29(a)(c)		100	103,986
Enel Finance International NV, 0.00%, 06/17/24(c)		200	214,038
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(c)		100	115,976
Eni SpA(c) 4.25%, 05/19/33		702	790,049

Security	Par (000)		Value

Italy (continued)
Eni SpA(c) (continued)
1.00%, 10/11/34	EUR	1,316	$1,096,100
Fiber Bidco SpA, (3-mo. EURIBOR + 4.00%), 7.89%, 01/15/30(a)(c)		300	324,892
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(c) .		100	103,889
IMA Industria Macchine Automatiche SpA, 3.75%, 01/15/28(c)		100	101,876
Infrastrutture Wireless Italiane SpA, 1.63%, 10/21/28(c)		100	99,747
Intesa Sanpaolo SpA(c) 0.75%, 12/04/24		100	105,686
5.15%, 06/10/30	GBP	100	118,009
Lottomatica SpA/Roma(a)(c) (3-mo. EURIBOR + 4.00%), 7.94%, 12/15/30	EUR	100	109,234
(3-mo. EURIBOR + 4.13%), 8.07%, 06/01/28		100	108,829
Nexi SpA(c) 2.13%, 04/30/29		200	193,384
0.00%, 02/24/28(h)(l)		100	92,505
Rekeep SpA, 7.25%, 02/01/26(c)		100	96,898
Telecom Italia Capital SA 6.00%, 09/30/34	USD	100	91,465
7.20%, 07/18/36		99	96,633
Telecom Italia SpA/Milano(c) 6.88%, 02/15/28	EUR	100	113,966
1.63%, 01/18/29		146	135,298
UniCredit SpA(a) (3-mo. EURIBOR + 1.60%), 4.45%, 02/16/29(c)		150	164,994
(5-year USD ICE Swap + 4.91%), 7.30%, 04/02/34(b)	USD	400	411,094

			6,522,757

Jamaica — 0.0%
Digicel Group Holdings Ltd., 0.00%, 12/31/30(b)(l)		118	25,422
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd/Difl U.S., (3.00% PIK), 12.00%, 05/25/27(i)		92	90,284
Digicel Midco Ltd./Difl US II LLC, (10.50% Cash or 11.00% PIK), 10.50%, 11/25/28(i)		61	48,645

			164,351

Japan — 0.3%
East Japan Railway Co., 4.39%, 09/05/43(c)	EUR	500	579,288
Mitsubishi UFJ Financial Group, Inc., (1-year CMT + 0.95%), 2.31%, 07/20/32(a)	USD	514	427,331
Nomura Holdings, Inc., 5.10%, 07/03/25		200	198,706
SoftBank Group Corp.(c) 2.13%, 07/06/24	EUR	200	213,612
4.00%, 09/19/29		150	152,238
3.88%, 07/06/32		300	289,671
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30	USD	291	246,753

			2,107,599

Jersey — 0.0%
Aston Martin Capital Holdings Ltd. 10.00%, 03/31/29(b)		200	203,634
10.38%, 03/31/29(c)	GBP	100	128,397

			332,031

Kuwait — 0.0%
MEGlobal BV 2.63%, 04/28/28(b)	USD	200	178,375
2.63%, 04/28/28(c)		200	178,375

			356,750

6

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

	Par (000)		Value

Luxembourg — 0.1%
Altice Financing SA, 4.25%, 08/15/29(c)	EUR	150	$131,246
Cidron Aida Finco SARL, 6.25%, 04/01/28(c)	GBP	100	120,840
Cullinan Holdco Scsp, (3-mo. EURIBOR + 4.75%), 8.68%, 10/15/26(a)(c)	EUR	100	102,529
Ephios Subco 3 SARL, 7.88%, 01/31/31(c)		100	113,167
Garfunkelux Holdco 3 SA, 6.75%, 11/01/25(c)		100	75,878
INEOS Finance PLC, 6.38%, 04/15/29(c)		200	215,779
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(b)	USD	75	69,680
Monitchem HoldCo 3 SA, 8.75%, 05/01/28(c)	EUR	100	109,362

			938,481

Macau — 0.1%
Sands China Ltd., 5.40%, 08/08/28	USD	200	196,198
Wynn Macau Ltd., 5.50%, 01/15/26(b)		200	194,186

			390,384

Malaysia — 0.0%
TNB Global Ventures Capital Bhd, 4.85%, 11/01/28(c)		200	197,938

Mexico — 0.4%
Food Service Project SA, 5.50%, 01/21/27(c)	EUR	100	107,346
Grupo Posadas SAB de CV, (4.00% Cash and 6.00% PIK), 7.00%, 12/30/27(c)(i)(m)	USD	206	189,910
Petroleos Mexicanos
6.88%, 08/04/26		496	481,244
6.50%, 03/13/27		1,380	1,297,214
8.75%, 06/02/29		300	292,722
Series 13-2, 7.19%, 09/12/24	MXN	43	254,103
Trust Fibra Uno, 4.87%, 01/15/30(c)	USD	200	177,687

			2,800,226

Netherlands — 1.0%
Cooperatieve Rabobank UA(a)(c)
(1-year UK Government Bond + 1.05%), 1.88%, 07/12/28	GBP	100	114,539
(3-mo. EURIBOR + 1.15%), 4.23%, 04/25/29	EUR	1,400	1,547,370
IMCD NV(c)
2.13%, 03/31/27		613	627,153
4.88%, 09/18/28		490	548,228
ING Groep NV(c)
3.00%, 02/18/26	GBP	100	121,492
(3-mo. EURIBOR + 1.60%), 4.50%, 05/23/29(a)	EUR	1,400	1,554,475
JDE Peet’s NV, 4.50%, 01/23/34(c)		150	168,021
Q-Park Holding I BV(c)
5.13%, 03/01/29		100	108,952
(3-mo. EURIBOR + 2.00%), 5.94%, 03/01/26(a)		100	108,011
REWE International Finance BV, 4.88%, 09/13/30(c)		500	570,517
Shell International Finance BV, 2.75%, 04/06/30	USD	429	385,818
Titan Holdings II BV, 5.13%, 07/15/29(c)	EUR	100	96,006
Viterra Finance BV, 0.38%, 09/24/25(c)		1,345	1,374,267
VZ Secured Financing BV, 3.50%, 01/15/32(c)		170	160,633
VZ Vendor Financing II BV, 2.88%, 01/15/29(c)		170	158,188

			7,643,670

New Zealand — 0.1%
Chorus Ltd., 3.63%, 09/07/29		524	566,170

Panama — 0.0%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(b)	USD	200	145,625

Security	Par (000)		Value

Portugal(c) — 0.1%
EDP - Energias de Portugal SA(a)
(5-year EUR Swap + 1.84%), 1.70%, 07/20/80	EUR	100	$103,578
(5-year EUR Swap + 2.38%), 1.88%, 08/02/81		100	101,142
EDP Servicios Financieros Espana SA, 4.38%, 04/04/32		481	544,526

			749,246

Romania — 0.0%
RCS & RDS SA, 2.50%, 02/05/25(c)		100	105,297

Saudi Arabia(c) — 0.1%
Alinma Tier 1 Sukuk Ltd., (5-year CMT + 2.20%), 6.50%, 12/31/99(a)(j)	USD	200	201,876
Gaci First Investment Co., 5.13%, 02/14/53		250	216,875

			418,751

Slovenia(c) — 0.0%
United Group BV
3.13%, 02/15/26	EUR	100	103,343
6.75%, 02/15/31		100	110,423
(3-mo. EURIBOR + 4.25%), 8.13%, 02/15/31(a)		100	107,885

			321,651

South Africa — 0.3%
Anglo American Capital PLC 4.13%, 03/15/32(c)		400	432,563
Series 2020, 4.00%, 09/11/27(b)	USD	1,818	1,734,894
Sasol Financing USA LLC, 8.75%, 05/03/29(b)		400	407,125

			2,574,582

Spain(c) — 0.4%
Amadeus IT Group SA, 2.88%, 05/20/27	EUR	100	106,146
Banco de Sabadell SA(a)
(1-year EUR Swap + 1.60%), 4.00%, 01/15/30		300	327,973
(1-year EURIBOR ICE Swap + 2.40%), 5.50%, 09/08/29		300	340,865
(5-year EUR Swap + 2.20%), 2.00%, 01/17/30		100	105,143
Banco Santander SA(a)
(1-year EUR Swap + 1.15%), 3.50%, 01/09/30		600	644,416
(1-year UK Government Bond + 1.80%), 3.13%, 10/06/26	GBP	100	121,688
Bankinter SA, (5-year EURIBOR ICE Swap + 2.35%), 5.00%, 06/25/34(a)	EUR	100	107,887
Cellnex Finance Co. SA 1.00%, 09/15/27		100	98,749
2.00%, 02/15/33		100	93,560
Cellnex Telecom SA 1.00%, 04/20/27		100	99,709
2.13%, 08/11/30(h)		400	441,767
Series CLNX, 0.75%, 11/20/31(h)		100	92,171
Cirsa Finance International SARL, (3-mo. EURIBOR + 4.50%), 8.41%, 07/31/28(a)		100	109,773
Lorca Telecom Bondco SA, 4.00%, 09/18/27		100	104,506
Telefonica Emisiones SA 5.38%, 02/02/26	GBP	133	168,651
4.06%, 01/24/36	EUR	300	329,342

			3,292,346

Sweden — 0.1%
Balder Finland OYJ, 1.00%, 01/20/29(c)		100	87,709
Heimstaden Bostad Treasury BV, 1.38%, 03/03/27		136	124,536

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Sweden (continued)
Stena International SA, 7.25%, 01/15/31(b)	USD	200	$199,491
Swedbank AB, (1-year UK Government Bond + 1.00%), 1.38%, 12/08/27(a)(c)	GBP	100	114,381

			526,117

Switzerland — 0.9%
ABB Finance BV, 3.38%, 01/15/34(c)	EUR	180	195,040
Credit Suisse AG/London, 0.25%, 09/01/28(c)		425	399,133
Credit Suisse USA, Inc., 7.13%, 07/15/32	USD	1,455	1,631,581
UBS Group AG 3.75%, 03/26/25		462	453,284
(1-day SOFR + 1.73%), 3.09%, 05/14/32(a)(b)		500	425,284
(1-day SOFR + 3.73%), 4.19%, 04/01/31(a)(b)		500	464,248
(1-day SOFR + 3.92%), 6.54%, 08/12/33(a)(b)		500	527,145
(1-day SOFR + 5.02%), 9.02%, 11/15/33(a)(b)		500	606,673
(1-year CMT + 1.80%), 6.25%, 09/22/29(a)(b)		1,927	1,988,106
(1-year EURIBOR ICE Swap + 0.77%), 0.65%, 01/14/28(a)(c)	EUR	300	296,966
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(b) 9.50%, 06/01/28	USD	40	34,013
6.38%, 02/01/30		6	4,423

			7,025,896

Thailand — 0.1%
Bangkok Bank PCL/Hong Kong 5.50%, 09/21/33(b)		400	403,280
(5-year CMT + 1.90%), 3.73%, 09/25/34(a)(c)		200	178,014
(5-year CMT + 4.73%), 5.00%(a)(c)(j)		200	194,500

			775,794

Ukraine — 0.1%
MHP Lux SA, 6.25%, 09/19/29(c)		200	143,125
NAK Naftogaz Ukraine via Kondor Finance PLC(f)(k) 7.13%, 07/19/26(c)	EUR	403	263,040
7.63%, 11/08/28(b)	USD	415	251,075

			657,240

United Arab Emirates — 0.2%
Aldar Investment Properties Sukuk Ltd., 4.88%, 05/24/33(c)		200	194,950
Alpha Star Holding VIII Ltd., 8.38%, 04/12/27(c)		200	205,125
DP World Salaam, (5-year CMT + 5.75%), 6.00%(a)(c)(j)		200	199,625
GEMS MENASA Cayman Ltd./GEMS Education
Delaware LLC, 7.13%, 07/31/26(b)		200	200,168
MDGH GMTN RSC Ltd., 4.38%, 11/22/33(b)		200	190,250
Shelf Drilling Holdings Ltd., 9.63%, 04/15/29(b)		467	450,655
Shelf Drilling North Sea Holdings Ltd., 10.25%, 10/31/25(b)		127	127,635

			1,568,408

United Kingdom — 3.1%
Ardonagh Finco Ltd., 6.88%, 02/15/31(c)	EUR	151	160,463
Astrazeneca Finance LLC, 2.25%, 05/28/31	USD	146	123,327
Avianca Midco 2 PLC, 9.00%, 12/01/28(b)		131	126,154
Barclays PLC 3.00%, 05/08/26(c)	GBP	100	120,528
3.25%, 02/12/27(c)		100	119,370
(1-day SOFR + 1.74%), 5.69%, 03/12/30(a)	USD	447	449,327
(1-day SOFR + 2.62%), 6.69%, 09/13/34(a)		410	436,790
(1-day SOFR + 2.98%), 6.22%, 05/09/34(a)		282	290,854
(1-year EUR Swap + 1.00%), 1.11%, 05/12/32(a)(c)	EUR	1,171	1,039,041
(1-year EUR Swap + 1.75%), 4.92%, 08/08/30(a)(c)		1,300	1,464,195
(1-year EUR Swap + 2.55%), 5.26%, 01/29/34(a)(c)		400	465,429

Security	Par (000)		Value

United Kingdom (continued)
Barclays PLC (continued)
(1-year GBP Swap + 2.55%), 7.09%, 11/06/29(a)(c)	GBP	870	$1,168,222
Bellis Acquisition Co. PLC, 4.50%, 02/16/26(c)		300	364,446
BG Energy Capital PLC(c)
5.13%, 12/01/25		133	168,147
2.25%, 11/21/29	EUR	1,300	1,323,460
BP Capital Markets BV, 4.32%, 05/12/35(c)		1,135	1,294,217
BP Capital Markets PLC, 2.82%, 04/07/32(c)		504	519,908
British Telecommunications PLC, 4.25%, 01/06/33(c)		758	851,133
CPUK Finance Ltd., 4.50%, 08/28/27(c)	GBP	100	114,754
EC Finance PLC, 3.00%, 10/15/26(c)	EUR	100	104,771
Galaxy Bidco Ltd., 6.50%, 07/31/26(c)	GBP	100	124,274
Heathrow Finance PLC(c)
3.88%, 03/01/27(m)		100	118,169
4.13%, 09/01/29(m)		130	149,947
6.63%, 03/01/31		100	124,827
HSBC Holdings PLC(a)
(1-year GBP Swap + 1.77%), 3.00%, 05/29/30		424	480,694
(3-mo. EURIBOR + 1.29%), 4.75%, 03/10/28(c)	EUR	378	419,790
(3-mo. LIBOR GBP + 1.31%), 1.75%, 07/24/27	GBP	1,602	1,865,650
(3-mo. LIBOR GBP + 2.12%), 6.80%, 09/14/31		630	856,462
INEOS Quattro Finance 2 PLC, Series APR, 8.50%, 03/15/29(c)(d)	EUR	141	158,583
Informa PLC, 3.13%, 07/05/26(c)	GBP	100	120,476
International Consolidated Airlines Group SA, 3.75%, 03/25/29(c)	EUR	100	106,218
Lloyds Banking Group PLC, 2.25%, 10/16/24(c)	GBP	100	123,986
Market Bidco Finco PLC, 5.50%, 11/04/27(c)		200	229,837
Mobico Group PLC(c) 4.88%, 09/26/31	EUR	527	562,584
(5-year UK Government Bond + 4.14%), 4.25%(a)(j) .	GBP	100	115,388
Motability Operations Group PLC, 3.88%, 01/24/34(c)	EUR	1,306	1,443,512
NatWest Group PLC(a)(c)
(1-year GBP Swap + 1.49%), 2.88%, 09/19/26	GBP	100	121,629
(1-year GBP Swap + 2.01%), 3.13%, 03/28/27		100	120,810
Pinewood Finance Co. Ltd., 3.25%, 09/30/25(c)		100	123,722
Pinewood Finco PLC, 6.00%, 03/27/30(c)		155	195,633
Pinnacle Bidco PLC, 10.00%, 10/11/28(c)		100	131,580
Santander U.K. Group Holdings PLC, 3.63%, 01/14/26(c)		100	122,570
SCC Power PLC(b)(i)
(4.00% Cash and 4.00% PIK), 8.00%, 12/31/28	USD	360	148,963
(4.00% Cash or 4.00% PIK), 4.00%, 05/17/32		193	25,526
Standard Chartered PLC(a)(c)
(1-year EUR Swap + 0.85%), 0.80%, 11/17/29	EUR	1,971	1,863,401
(1-year EUR Swap + 1.85%), 4.87%, 05/10/31		1,840	2,087,324
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28(c)	GBP	300	338,910
Vmed O2 U.K. Financing I PLC, 4.50%, 07/15/31(c)		307	329,358
Vodafone Group PLC, (5-year EUR Swap + 3.48%),
3.00%, 08/27/80(a)(c)	EUR	500	486,989

			23,801,348

United States — 19.8%
AbbVie, Inc. 3.20%, 11/21/29	USD	3,150	2,902,716
5.05%, 03/15/34		100	101,239
5.40%, 03/15/54		25	25,732
AdaptHealth LLC, 4.63%, 08/01/29(b)		25	21,514
Adient Global Holdings Ltd., 8.25%, 04/15/31(b)		23	24,270
Allegiant Travel Co., 7.25%, 08/15/27(b)		96	95,489

8

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(b) 4.25%, 10/15/27	USD	25	$23,536
6.75%, 04/15/28		44	44,311
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)		86	87,101
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27(b)		71	71,213
Allied Universal Holdco LLC/Allied Universal Finance
Corp./Atlas Luxco 4 SARL, 3.63%, 06/01/28(c)	EUR	200	199,609
Amazon.com, Inc. 3.95%, 04/13/52	USD	193	162,001
4.10%, 04/13/62		278	234,139
AMC Networks, Inc. 4.75%, 08/01/25		139	138,826
10.25%, 01/15/29(b)(d)		113	113,820
4.25%, 02/15/29		129	91,423
American Airlines Pass-Through Trust
Series 2016-2, Class B, 4.38%, 12/15/25(b)		37	36,805
Series 2019-1, Class AA, 3.15%, 08/15/33		67	59,460
Series 2019-1, Class B, 3.85%, 08/15/29		59	54,334
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b) 5.50%, 04/20/26		14	14,153
5.75%, 04/20/29		25	24,574
American Axle & Manufacturing, Inc., 5.00%, 10/01/29.		4	3,603
American Express Co., (1-day SOFR + 1.76%),
4.42%, 08/03/33(a)		133	126,746
American Tower Corp. 0.88%, 05/21/29	EUR	723	679,406
2.70%, 04/15/31	USD	203	171,851
4.05%, 03/15/32		616	563,743
AmeriGas Partners LP/AmeriGas Finance Corp.,
9.38%, 06/01/28(b)		54	55,918
Amgen, Inc. 5.50%, 12/07/26(c)	GBP	100	128,386
3.00%, 02/22/29	USD	2,586	2,390,732
4.05%, 08/18/29		312	299,889
4.00%, 09/13/29(c)	GBP	209	254,859
5.25%, 03/02/30	USD	1,049	1,064,943
Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, 02/01/32(b)		36	36,157
Aon Corp./Aon Global Holdings PLC, 2.60%, 12/02/31.		388	326,453
Aon North America, Inc., 5.75%, 03/01/54		80	82,016
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28(b)		2	1,979
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 2.00%, 09/01/28(c)	EUR	100	91,673
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 04/30/25(b)	USD	400	386,412
2.13%, 08/15/26(c)	EUR	100	92,781
Asbury Automotive Group, Inc., 4.63%, 11/15/29(b)	USD	8	7,383
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Series B, 5.88%, 06/30/29(b)		6	5,721
Ashton Woods USA LLC/Ashton Woods Finance Co.(b) 4.63%, 04/01/30		97	88,626
Series B, 4.63%, 08/01/29		37	34,129
AT&T, Inc. 1.70%, 03/25/26		451	421,661
2.90%, 12/04/26	GBP	100	119,701
5.50%, 03/15/27(c)		250	319,030
2.35%, 09/05/29	EUR	678	694,764
5.40%, 02/15/34	USD	871	882,425

Security	Par (000)		Value

United States (continued)
AT&T, Inc. (continued)
3.65%, 06/01/51	USD	698	$512,425
3.65%, 09/15/59		569	396,145
Avient Corp., 7.13%, 08/01/30(b)		11	11,278
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(b) 4.75%, 04/01/28		8	7,399
5.38%, 03/01/29		6	5,592
Ball Corp., 6.88%, 03/15/28		50	51,325
Baltimore Gas and Electric Co., 5.40%, 06/01/53		525	522,149
Bank of America Corp. 2.38%, 06/19/24(c)	EUR	200	215,002
4.13%, 06/12/28(c)		1,606	1,777,862
(1-day SOFR + 1.22%), 2.30%, 07/21/32(a)	USD	126	103,107
(1-day SOFR + 1.33%), 2.97%, 02/04/33(a)		81	68,886
(1-day SOFR + 1.37%), 1.92%, 10/24/31(a)		1,078	878,376
(1-day SOFR + 1.63%), 5.20%, 04/25/29(a)		1,837	1,838,739
(1-day SOFR + 1.83%), 4.57%, 04/27/33(a)		1,060	1,006,913
(3-mo. CME Term SOFR + 1.57%), 4.27%, 07/23/29(a)		443	427,015
(3-mo. EURIBOR + 0.94%), 0.65%, 10/26/31(a)(c)	EUR	1,502	1,346,161
(3-mo. EURIBOR + 0.95%), 1.10%, 05/24/32(a)(c)		343	311,856
(3-mo. EURIBOR + 1.20%), 2.82%, 04/27/33(a)(c)		674	686,095
Bath & Body Works, Inc., 6.63%, 10/01/30(b)	USD	36	36,774
Bausch Health Cos., Inc., 5.50%, 11/01/25(b)		45	42,476
Belden, Inc., 3.88%, 03/15/28(c)	EUR	100	105,381
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)	USD	111	111,624
Booking Holdings, Inc., 4.50%, 11/15/31	EUR	500	576,770
Boxer Parent Co., Inc., 6.50%, 10/02/25(c)		200	215,528
Bristol-Myers Squibb Co., 5.10%, 02/22/31	USD	280	282,708
Broadcom, Inc.
4.15%, 11/15/30		169	159,804
2.45%, 02/15/31(b)		396	333,836
4.15%, 04/15/32(b)		166	154,005
4.30%, 11/15/32		388	364,568
2.60%, 02/15/33(b)		258	209,537
3.42%, 04/15/33(b)		129	111,830
3.47%, 04/15/34(b)		278	238,221
3.14%, 11/15/35(b)		490	395,872
Builders FirstSource, Inc., 6.38%, 06/15/32(b)		33	33,488
Burlington Northern Santa Fe LLC, 3.05%, 02/15/51		362	248,482
Callon Petroleum Co., 7.50%, 06/15/30(b)		31	32,783
Calpine Corp., 4.63%, 02/01/29(b)		25	23,138
Calumet Specialty Products Partners LP/Calumet
Finance Corp., 9.75%, 07/15/28(b)		283	279,816
Cameron LNG LLC, 3.30%, 01/15/35(b)		369	307,049
Carnival Corp., 7.63%, 03/01/26(c)	EUR	100	109,959
Carrier Global Corp.
4.13%, 05/29/28		2,385	2,630,693
4.50%, 11/29/32		170	194,455
Catalent Pharma Solutions, Inc., 2.38%, 03/01/28(c)		250	255,859
CCO Holdings LLC/CCO Holdings Capital Corp. 5.13%, 05/01/27(b)	USD	25	23,819
5.38%, 06/01/29(b)		120	109,854
4.75%, 03/01/30(b)		99	85,005
4.50%, 08/15/30(b)		99	82,967
4.25%, 02/01/31(b)		105	85,748
4.50%, 05/01/32		25	20,090
CenterPoint Energy Houston Electric LLC, 5.30%, 04/01/53		544	542,913
Champions Financing, Inc., 8.75%, 02/15/29(b)		26	27,239

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.91%, 07/23/25	USD	1,868	$1,845,266
4.40%, 04/01/33		86	76,215
3.90%, 06/01/52		1,099	698,927
4.40%, 12/01/61		300	195,894
Chemours Co.
4.00%, 05/15/26	EUR	200	206,298
4.63%, 11/15/29(b)	USD	25	21,552
CHS/Community Health Systems, Inc.(b)
5.63%, 03/15/27		25	23,010
5.25%, 05/15/30		80	65,233
4.75%, 02/15/31		25	19,294
Churchill Downs, Inc., 5.75%, 04/01/30(b)		58	55,987
Cisco Systems, Inc., 4.95%, 02/26/31		675	680,958
Citigroup, Inc.
1.75%, 10/23/26	GBP	100	116,560
(1-day SOFR + 1.36%), 5.17%, 02/13/30(a)	USD	135	134,370
(1-day SOFR + 2.34%), 6.27%, 11/17/33(a)		2,465	2,603,453
Civitas Resources, Inc.(b)
5.00%, 10/15/26		162	158,380
8.38%, 07/01/28		336	353,711
Clarios Global LP/Clarios U.S. Finance Co.(b)
6.25%, 05/15/26		13	12,993
6.75%, 05/15/28		25	25,341
Clear Channel Outdoor Holdings, Inc., 9.00%,
09/15/28(b)		59	61,455
Cleveland-Cliffs, Inc., 6.75%, 04/15/30(b)		44	44,128
Cloud Software Group, Inc., 9.00%, 09/30/29(b)		72	69,056
Clydesdale Acquisition Holdings, Inc., 8.75%,
04/15/30(b)		108	106,114
CNX Resources Corp., 7.25%, 03/01/32(b)		75	76,232
Comcast Corp.
2.65%, 02/01/30		373	331,734
1.50%, 02/15/31		697	562,739
5.50%, 11/15/32		259	268,390
4.25%, 01/15/33		151	142,974
2.89%, 11/01/51		396	257,053
2.94%, 11/01/56		360	226,658
2.99%, 11/01/63		14	8,598
Commonwealth Edison Co., 5.30%, 02/01/53		303	298,248
CommScope Technologies LLC, 6.00%, 06/15/25(b)		115	100,015
CommScope, Inc., 6.00%, 03/01/26(b)		83	75,945
Comstock Resources, Inc.(b)
6.75%, 03/01/29		2	1,907
5.88%, 01/15/30		19	17,207
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige
International U.S. LLC, 6.63%, 07/15/30(b)		2	2,031
Covanta Holding Corp., 4.88%, 12/01/29(b)		52	46,605
CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%,
12/15/33(b)		250	257,304
Crescent Energy Finance LLC, 7.63%, 04/01/32(b)		94	94,724
CRH SMW Finance DAC(c)
4.00%, 07/11/31	EUR	100	111,194
4.25%, 07/11/35		300	338,957
Crown Castle, Inc., 2.10%, 04/01/31	USD	429	347,255
Crown European Holdings SA, 3.38%, 05/15/25(c)	EUR	100	106,956
CrownRock LP/CrownRock Finance, Inc., 5.00%,
05/01/29(b)	USD	19	18,768
CSC Holdings LLC(b)
11.25%, 05/15/28		200	198,189
11.75%, 01/31/29		200	200,312

Security	Par (000)		Value

United States (continued)
CSX Corp.
4.10%, 11/15/32	USD	221	$208,190
5.20%, 11/15/33		176	178,954
CVS Health Corp., 5.63%, 02/21/53		297	291,673
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(c)	EUR	100	118,737
Dana, Inc., 4.25%, 09/01/30	USD	28	24,742
DaVita, Inc.(b)
4.63%, 06/01/30		13	11,639
3.75%, 02/15/31		33	27,630
Directv Financing LLC, 8.88%, 02/01/30(b)		35	34,915
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(b)		11	10,406
DISH DBS Corp., 5.88%, 11/15/24		472	452,235
DISH Network Corp., 0.00%, 12/15/25(h)(l)		173	126,290
Duke Energy Corp., 3.85%, 06/15/34	EUR	600	640,740
Edison International, 6.95%, 11/15/29	USD	1,339	1,434,514
Elevance Health, Inc., 5.13%, 02/15/53		268	256,835
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.38%, 12/15/30(c)	EUR	108	122,318
Encore Capital Group, Inc., 4.88%, 10/15/25(c)		100	106,806
Energizer Holdings, Inc., 4.38%, 03/31/29(b)	USD	29	25,986
Energy Transfer LP, 5.63%, 05/01/27(b)		25	24,910
Entegris, Inc., 4.75%, 04/15/29(b)		25	23,959
EQM Midstream Partners LP, 7.50%, 06/01/30(b)		40	42,758
Equinix, Inc., 3.90%, 04/15/32		662	599,005
EquipmentShare.com, Inc., 9.00%, 05/15/28(b)		445	458,346
Esab Corp., 6.25%, 04/15/29(b)(d)		89	89,417
Eversource Energy
5.13%, 05/15/33		124	121,501
Series R, 1.65%, 08/15/30		242	194,556
Exelon Corp., Series WI, 4.10%, 03/15/52		364	289,563
Expedia Group, Inc., 6.25%, 05/01/25(b)		268	269,172
Ferrellgas LP/Ferrellgas Finance Corp., 5.88%, 04/01/29(b)		2	1,905
Fiesta Purchaser, Inc., 7.88%, 03/01/31(b)		67	69,191
FirstEnergy Transmission LLC, 4.55%, 04/01/49(b)		318	269,077
Fiserv, Inc.
4.50%, 05/24/31	EUR	119	134,058
5.60%, 03/02/33	USD	60	61,171
5.63%, 08/21/33		144	147,108
Florida Power & Light Co., 2.88%, 12/04/51		1,309	860,304
Ford Motor Credit Co. LLC
6.86%, 06/05/26	GBP	108	140,066
6.13%, 05/15/28	EUR	100	116,269
7.12%, 11/07/33	USD	400	430,364
Freed Corp., 12.00%, 11/30/28(e)		2,290	2,252,902
Freedom Mortgage Corp.(b)
12.00%, 10/01/28		15	16,350
12.25%, 10/01/30		4	4,399
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29(b)		17	17,399
Freewire Technology Notes, (6.00% PIK) , 6.00%,
02/20/28(e)(i)		356	257,075
Frontier Communications Holdings LLC(b)
5.00%, 05/01/28		54	50,123
8.75%, 05/15/30		96	98,229
Full House Resorts, Inc., 8.25%, 02/15/28(b)		50	47,782
Gap, Inc., 3.63%, 10/01/29(b)		38	33,287
Genesis Energy LP/Genesis Energy Finance Corp.,
8.88%, 04/15/30		44	46,057
GFL Environmental, Inc., 4.00%, 08/01/28(b)		29	26,729
Gilead Sciences, Inc., 2.80%, 10/01/50		459	299,195

10

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Global Payments, Inc.
2.15%, 01/15/27	USD	1,138	$1,050,132
4.88%, 03/17/31	EUR	122	138,630
Goldman Sachs Group, Inc.
7.25%, 04/10/28	GBP	50	68,223
4.00%, 09/21/29(c)	EUR	2,489	2,767,373
(1-day SOFR + 0.49%), 5.84%, 10/21/24(a)	USD	288	288,170
(1-day SOFR + 1.25%), 2.38%, 07/21/32(a)		103	84,497
(1-day SOFR + 1.26%), 2.65%, 10/21/32(a)		489	406,858
(1-day SOFR + 1.28%), 2.62%, 04/22/32(a)		232	194,706
(1-day SOFR + 1.41%), 3.10%, 02/24/33(a)		747	638,869
(1-day SOFR + 1.73%), 4.48%, 08/23/28(a)		435	425,271
(1-day SOFR + 1.77%), 6.48%, 10/24/29(a)		1,586	1,668,662
(1-day SOFR + 1.95%), 6.56%, 10/24/34(a)		862	940,438
(1-year UK Government Bond + 1.95%), 3.63%, 10/29/29(a)(c)	GBP	696	830,073
(3-mo. CME Term SOFR + 1.46%), 3.27%, 09/29/25(a)	USD	175	172,893
Goodyear Tire & Rubber Co., 5.00%, 07/15/29		29	27,075
Gray Television, Inc., 4.75%, 10/15/30(b)		65	42,630
GXO Logistics, Inc., 2.65%, 07/15/31		121	98,512
Hanesbrands, Inc., 4.88%, 05/15/26(b)		17	16,552
HCA, Inc.
3.50%, 09/01/30		525	474,787
3.63%, 03/15/32		1,432	1,267,659
5.50%, 06/01/33		208	208,749
Hertz Corp., 5.00%, 12/01/29(b)		31	23,956
Hilcorp Energy I LP/Hilcorp Finance Co., 8.38%, 11/01/33(b)		34	36,863
Hilton Domestic Operating Co., Inc., 4.00%, 05/01/31(b)		23	20,557
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 06/01/29(b).		25	23,315
Hilton Worldwide Finance LLC/Hilton Worldwide
Finance Corp., 4.88%, 04/01/27		11	10,814
Hologic, Inc., 3.25%, 02/15/29(b)		25	22,405
Home Depot, Inc., 2.95%, 06/15/29		230	211,509
Honeywell International, Inc., 3.75%, 05/17/32	EUR	520	575,981
Howard Hughes Corp., 5.38%, 08/01/28(b)	USD	23	22,061
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 01/15/29(b)		53	55,322
Imola Merger Corp., 4.75%, 05/15/29(b)		25	23,441
Insight M, Inc., 7.00%, 01/25/29(e)		93	94,193
Intel Corp.
4.15%, 08/05/32		490	465,383
5.20%, 02/10/33		302	306,188
5.15%, 02/21/34		570	571,299
Iron Mountain, Inc.(b)
7.00%, 02/15/29		48	48,915
4.50%, 02/15/31		92	83,006
JPMorgan Chase & Co.(a)
(1-day SOFR + 1.16%), 2.30%, 10/15/25		178	174,864
(1-day SOFR + 1.18%), 2.55%, 11/08/32		351	292,069
(1-day SOFR + 1.31%), 5.01%, 01/23/30		245	243,996
(1-day SOFR + 1.33%), 6.07%, 10/22/27		140	142,846
(1-day SOFR + 1.57%), 6.09%, 10/23/29		853	886,789
(1-day SOFR + 1.62%), 5.34%, 01/23/35		20	20,078
(1-day SOFR + 1.75%), 4.57%, 06/14/30		602	587,012
(1-day SOFR + 1.80%), 4.59%, 04/26/33		785	752,158
(1-day SOFR + 1.81%), 6.25%, 10/23/34		1,262	1,348,311
(3-mo. EURIBOR + 0.98%), 3.76%, 03/21/34(c)	EUR	550	601,167
(3-mo. EURIBOR + 1.28%), 4.46%, 11/13/31(c)		1,470	1,676,322
(3-mo. LIBOR GBP + 0.68%), 0.99%, 04/28/26(c)	GBP	100	120,688

Security	Par (000)		Value

United States (continued)
KLA Corp., 5.25%, 07/15/62	USD	250	$247,703
Kohl’s Corp., 4.63%, 05/01/31		17	14,306
Kraft Heinz Foods Co., 4.13%, 07/01/27(c)	GBP	100	123,909
Kronos International, Inc., 9.50%, 03/15/29(c)	EUR	105	120,642
Lamar Media Corp., 3.75%, 02/15/28	USD	15	14,014
Landsea Homes Corp., 11.00%, 07/17/28(e)		1,692	1,660,360
Las Vegas Sands Corp., 2.90%, 06/25/25		25	24,053
Lessen, Inc., 13.83%, 01/05/28(a)(b)(e)		772	705,607
Level 3 Financing, Inc., 4.63%, 09/15/27		239	158,935
LGI Homes, Inc., 8.75%, 12/15/28(b)		298	314,430
Light & Wonder International, Inc., 7.50%, 09/01/31(b).		21	21,838
Linde PLC(c)
3.20%, 02/14/31	EUR	300	324,568
1.38%, 03/31/31		200	192,106
Lithia Motors, Inc.(b)
3.88%, 06/01/29	USD	10	9,012
4.38%, 01/15/31		31	27,768
Live Nation Entertainment, Inc., 6.50%, 05/15/27(b)		13	13,142
Lowe’s Cos., Inc.
4.25%, 04/01/52		173	141,738
5.63%, 04/15/53		264	266,642
5.75%, 07/01/53		100	103,209
Macy’s Retail Holdings LLC, 5.88%, 04/01/29(b)		4	3,924
Marriott International, Inc., 5.45%, 09/15/26		175	175,888
Marsh & McLennan Cos., Inc.
2.90%, 12/15/51		68	43,738
5.45%, 03/15/53		297	298,932
Matador Resources Co., 6.50%, 04/15/32(b)(d)		123	123,149
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/26(b)		367	373,882
McDonald’s Corp., 4.13%, 11/28/35(c)	EUR	360	405,250
Medline Borrower LP(b)
3.88%, 04/01/29	USD	25	22,755
5.25%, 10/01/29		25	23,629
Medtronic Global Holdings SCA, 4.50%, 03/30/33		161	156,229
MGM Resorts International, 4.75%, 10/15/28		25	23,777
MidAmerican Energy Co., 5.30%, 02/01/55		50	49,460
Midwest Gaming Borrower LLC/Midwest Gaming
Finance Corp., 4.88%, 05/01/29(b)		2	1,852
Moody’s Corp.
1.75%, 03/09/27	EUR	1,100	1,137,374
0.95%, 02/25/30		250	236,430
3.10%, 11/29/61	USD	169	110,004
Morgan Stanley(a)
(1-day SOFR + 1.02%), 1.93%, 04/28/32		269	215,914
(1-day SOFR + 1.03%), 1.79%, 02/13/32		364	290,975
(1-day SOFR + 1.14%), 2.70%, 01/22/31		141	123,190
(1-day SOFR + 1.20%), 2.51%, 10/20/32		199	164,606
(1-day SOFR + 1.29%), 2.94%, 01/21/33		472	401,164
(1-day SOFR + 1.45%), 5.17%, 01/16/30		131	131,111
(1-day SOFR + 1.59%), 5.16%, 04/20/29		122	121,902
(1-day SOFR + 1.63%), 5.45%, 07/20/29		1,365	1,376,970
(1-day SOFR + 1.83%), 6.41%, 11/01/29		1,030	1,080,020
(1-day SOFR + 1.87%), 5.25%, 04/21/34		280	277,811
(1-day SOFR + 1.88%), 5.42%, 07/21/34		27	27,084
(1-day SOFR + 2.05%), 6.63%, 11/01/34		229	250,550
(1-day SOFR + 2.08%), 4.89%, 07/20/33		1,757	1,704,081
(1-day SOFR + 3.12%), 3.62%, 04/01/31		227	208,187
(3-mo. EURIBOR + 0.72%), 0.50%, 02/07/31	EUR	1,661	1,504,190
(3-mo. EURIBOR + 1.24%), 3.96%, 03/21/35		610	667,811
(3-mo. EURIBOR + 1.30%), 4.66%, 03/02/29		1,142	1,276,159
(3-mo. EURIBOR + 1.76%), 4.81%, 10/25/28		1,800	2,020,138
Murphy Oil USA, Inc., 3.75%, 02/15/31(b)	USD	10	8,734

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Nasdaq, Inc.
5.55%, 02/15/34	USD	266	$270,487
6.10%, 06/28/63		160	170,607
National Grid North America, Inc., 4.67%, 09/12/33(c)	EUR	850	973,962
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27	USD	25	24,645
5.50%, 08/15/28		115	110,064
5.13%, 12/15/30		101	91,635
5.75%, 11/15/31		48	44,273
7.13%, 02/01/32		103	102,295
Navient Corp., 11.50%, 03/15/31		25	27,823
NCL Corp. Ltd.(b)
8.38%, 02/01/28		25	26,408
8.13%, 01/15/29		51	53,967
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)		25	23,639
Nestle Finance International Ltd.(c)
3.38%, 11/15/34	EUR	800	891,139
3.25%, 01/23/37		310	332,299
New York Life Global Funding, Class F4, 4.35%, 09/16/25(c)	GBP	150	187,727
Newell Brands, Inc.
5.70%, 04/01/26	USD	25	24,554
6.38%, 09/15/27		19	18,685
6.63%, 09/15/29		6	5,866
NextEra Energy Capital Holdings, Inc., 2.25%, 06/01/30		110	93,662
Nordstrom, Inc., 4.25%, 08/01/31		33	28,976
Norfolk Southern Corp.
2.55%, 11/01/29		213	188,119
5.05%, 08/01/30		526	527,573
3.00%, 03/15/32		122	105,954
4.45%, 03/01/33		255	244,630
Northern Oil & Gas, Inc., 8.75%, 06/15/31(b)		43	45,406
Novelis Corp., 3.88%, 08/15/31(b)		13	11,167
NRG Energy, Inc.(b)
3.75%, 06/15/24		20	19,894
3.38%, 02/15/29		29	25,764
4.45%, 06/15/29		40	37,813
3.63%, 02/15/31		48	41,422
NuStar Logistics LP, 6.38%, 10/01/30		6	6,039
NVIDIA Corp., 2.00%, 06/15/31		145	122,521
Ohio Power Co., 5.00%, 06/01/33		469	460,198
OI European Group BV, 6.25%, 05/15/28(c)	EUR	171	192,246
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28(c)		200	231,100
9.75%, 11/15/28(b)	USD	666	709,434
Oncor Electric Delivery Co. LLC
4.15%, 06/01/32		663	623,114
5.65%, 11/15/33		79	82,178
ONE Gas, Inc., 2.00%, 05/15/30		35	29,702
OneMain Finance Corp.
7.13%, 03/15/26		25	25,454
7.88%, 03/15/30		88	90,778
Oracle Corp.
3.40%, 07/08/24		1,004	997,558
2.50%, 04/01/25		517	501,407
6.15%, 11/09/29		1,079	1,137,196
2.95%, 04/01/30		618	549,926
2.88%, 03/25/31		1,666	1,448,548
6.25%, 11/09/32		474	507,152
4.90%, 02/06/33		79	77,345
4.10%, 03/25/61		49	36,796

Security	Par (000)		Value

United States (continued)
Organon & Co./Organon Foreign Debt Co-Issuer BV,
2.88%, 04/30/28(c)	EUR	100	$100,316
Outfront Media Capital LLC/Outfront Media Capital
Corp., 4.25%, 01/15/29(b)	USD	52	47,111
Pacific Gas and Electric Co.
6.10%, 01/15/29		754	776,978
4.55%, 07/01/30		790	750,912
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(b)		218	202,723
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)		21	21,783
PECO Energy Co.
2.85%, 09/15/51		343	221,426
4.38%, 08/15/52		290	251,769
PennyMac Financial Services, Inc., 7.88%, 12/15/29(b)		76	78,093
Penske Truck Leasing Co. LP/PTL Finance Corp., 5.35%, 01/12/27(b)		225	225,163
Performance Food Group, Inc., 4.25%, 08/01/29(b)		31	28,409
Permian Resources Operating LLC(b)
7.75%, 02/15/26		35	35,453
8.00%, 04/15/27		180	185,389
5.88%, 07/01/29		62	60,967
7.00%, 01/15/32		74	76,769
Pfizer Investment Enterprises Pte. Ltd.
5.30%, 05/19/53		245	243,587
5.34%, 05/19/63		874	856,417
Pilgrim’s Pride Corp.
4.25%, 04/15/31		25	22,536
6.25%, 07/01/33		244	249,340
Playtika Holding Corp., 4.25%, 03/15/29(b)		4	3,463
PNC Financial Services Group, Inc., (1-day SOFR + 1.90%), 5.68%, 01/22/35(a)		25	25,228
Post Holdings, Inc.(b)
4.63%, 04/15/30		25	22,950
4.50%, 09/15/31		48	43,176
Premier Entertainment Sub LLC/Premier
Entertainment Finance Corp., 5.63%, 09/01/29(b)		19	14,505
Prologis LP, 5.13%, 01/15/34		604	606,618
Public Service Electric and Gas Co.
3.70%, 05/01/28		369	354,310
3.10%, 03/15/32		715	626,787
5.20%, 08/01/33		446	452,584
QUALCOMM, Inc.
2.15%, 05/20/30		199	172,646
4.50%, 05/20/52		204	183,180
Range Resources Corp., 8.25%, 01/15/29		4	4,161
Republic Services, Inc., 5.00%, 04/01/34		109	108,203
Roche Holdings, Inc., 2.08%, 12/13/31(b)		235	193,588
RTX Corp., 2.15%, 05/18/30	EUR	2,288	2,265,387
Ryder System, Inc., 5.25%, 06/01/28	USD	904	908,132
S&P Global, Inc.
5.25%, 09/15/33(b)		378	386,256
2.30%, 08/15/60		121	66,384
3.90%, 03/01/62		19	14,862
Sabre GLBL, Inc., 11.25%, 12/15/27(b)		8	7,508
Salesforce, Inc., 1.95%, 07/15/31		93	77,201
Sally Holdings LLC/Sally Capital, Inc., 6.75%, 03/01/32		140	138,905
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/01/30		584	480,037
Series XXX, 3.00%, 03/15/32		171	148,547

12

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
SBA Communications Corp., 3.13%, 02/01/29	USD	44	$38,830
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 07/15/28(c)	EUR	150	176,347
Scotts Miracle-Gro Co., 4.38%, 02/01/32	USD	10	8,621
Seagate HDD Cayman, 9.63%, 12/01/32		52	59,243
Sensata Technologies, Inc., 3.75%, 02/15/31(b)		11	9,515
Service Corp. International, 4.00%, 05/15/31		11	9,746
Service Properties Trust
4.50%, 03/15/25		46	44,942
5.50%, 12/15/27		8	7,626
3.95%, 01/15/28		13	11,126
8.63%, 11/15/31(b)		236	251,679
Sirius XM Radio, Inc.(b)
4.00%, 07/15/28		72	65,871
5.50%, 07/01/29		25	23,812
4.13%, 07/01/30		17	14,861
3.88%, 09/01/31		25	20,845
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(b)		106	109,636
Six Flags Entertainment Corp., 7.25%, 05/15/31(b)		40	40,524
Sonder Secured Notes, (14.35% PIK), 14.35%, 01/19/27(a)(e)(i)		770	679,134
Southern California Edison Co.
5.65%, 10/01/28		1,616	1,662,375
5.95%, 11/01/32		716	750,831
5.20%, 06/01/34		500	494,989
Sprint Capital Corp., 8.75%, 03/15/32		950	1,151,924
SS&C Technologies, Inc., 5.50%, 09/30/27(b)		25	24,444
Standard Industries, Inc., 4.38%, 07/15/30(b)		11	9,884
Stem, Inc., 0.50%, 12/01/28(b)(h)		27	13,161
STL Holding Co. LLC, 8.75%, 02/15/29(b)		95	97,498
Sunoco LP/Sunoco Finance Corp., 4.50%, 04/30/30		125	114,465
Surgery Center Holdings, Inc., 7.25%, 04/15/32(b)(d)		115	115,893
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp., 5.50%, 01/15/28(b)		13	12,525
Talos Production, Inc., 9.38%, 02/01/31(b)		50	53,303
TEGNA, Inc., 5.00%, 09/15/29		6	5,379
Tempur Sealy International, Inc., 3.88%, 10/15/31(b)		2	1,698
Tenet Healthcare Corp., 4.63%, 06/15/28		25	23,805
Tenneco, Inc., 8.00%, 11/17/28(b)		222	202,561
Texas Capital Bank NA, (1-mo. LIBOR US + 4.50%), 10.09%, 09/30/24(a)(b)		727	724,014
Texas Instruments, Inc., 4.90%, 03/14/33		70	70,706
Thermo Fisher Scientific, Inc.
1.75%, 10/15/28		746	658,337
2.60%, 10/01/29		123	110,368
2.00%, 10/15/31		147	121,105
T-Mobile U.S., Inc.
3.38%, 04/15/29		1,340	1,239,273
3.88%, 04/15/30(n)		2,017	1,889,490
5.05%, 07/15/33		469	463,909
5.75%, 01/15/34		132	137,462
5.15%, 04/15/34		170	169,431
Toyota Motor Credit Corp., 4.80%, 01/05/34		564	554,852
TransDigm, Inc.
6.75%, 08/15/28(b)		72	72,950
4.63%, 01/15/29		96	89,089
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		55	57,239
Transocean, Inc., 8.75%, 02/15/30(b)		52	54,428
Travel & Leisure Co., 4.50%, 12/01/29(b)		2	1,839
U.S. Foods, Inc.(b)
6.88%, 09/15/28		25	25,591
7.25%, 01/15/32		27	28,100

Security	Par (000)		Value

United States (continued)
Uber Technologies, Inc.(b)
7.50%, 09/15/27	USD	25	$25,600
4.50%, 08/15/29		11	10,437
Series 2028, 0.88%, 12/01/28(h)		430	531,910
Union Pacific Corp.
3.84%, 03/20/60		213	163,542
2.97%, 09/16/62		128	80,127
5.15%, 01/20/63		175	169,832
3.85%, 02/14/72		121	90,216
United Airlines, Inc.(b)
4.38%, 04/15/26		25	24,168
4.63%, 04/15/29		19	17,670
United Rentals North America, Inc., 5.25%, 01/15/30		50	48,771
United Wholesale Mortgage LLC, 5.50%, 04/15/29(b)		13	12,295
UnitedHealth Group, Inc.
2.88%, 08/15/29		320	292,065
5.30%, 02/15/30		353	361,404
2.90%, 05/15/50		900	607,461
6.05%, 02/15/63		245	269,401
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(b)
10.50%, 02/15/28		35	36,285
4.75%, 04/15/28		40	34,925
Univision Communications, Inc.(b)
8.00%, 08/15/28		25	25,469
4.50%, 05/01/29		76	67,918
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/30(b)		63	63,382
Venture Global LNG, Inc., 8.13%, 06/01/28(b)		63	64,272
Verizon Communications, Inc.
1.45%, 03/20/26		2,508	2,338,479
1.50%, 09/18/30		678	553,477
1.75%, 01/20/31		373	302,775
2.55%, 03/21/31		216	184,533
2.36%, 03/15/32		267	219,420
5.05%, 05/09/33		240	239,910
4.50%, 08/10/33		297	284,025
4.40%, 11/01/34		333	313,912
2.88%, 11/20/50		121	79,033
3.55%, 03/22/51		105	77,948
2.99%, 10/30/56		124	79,318
3.70%, 03/22/61		113	82,623
Vistra Operations Co. LLC(b)
5.00%, 07/31/27		25	24,208
7.75%, 10/15/31		25	26,182
Vital Energy, Inc., 7.88%, 04/15/32(b)		65	66,031
Walgreens Boots Alliance, Inc., 3.20%, 04/15/30		8	6,953
Walt Disney Co.
2.00%, 09/01/29		384	334,537
3.80%, 03/22/30		201	191,524
Wells Fargo & Co.
0.50%, 04/26/24(c)	EUR	145	156,083
1.63%, 06/02/25(c)		934	981,713
2.00%, 04/27/26(c)		135	140,824
(1-day SOFR + 1.74%), 5.57%, 07/25/29(a)	USD	275	278,259
(1-day SOFR + 1.78%), 5.50%, 01/23/35(a)		11	11,026
(1-day SOFR + 1.79%), 6.30%, 10/23/29(a)		1,037	1,080,077
(1-day SOFR + 1.99%), 5.56%, 07/25/34(a)		206	206,796
(1-day SOFR + 2.02%), 5.39%, 04/24/34(a)		343	340,864
(1-day SOFR + 2.06%), 6.49%, 10/23/34(a)		1,141	1,223,807
(3-mo. EURIBOR + 1.85%), 1.74%, 05/04/30(a)(c)	EUR	2,670	2,626,207
Westbay 4A2, 11.00%, 02/06/30(e)	USD	1,688	1,658,460
Western Digital Corp., 4.75%, 02/15/26		25	24,422

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.25%, 05/15/27(b)	USD	25	$24,485
Xerox Holdings Corp., 5.50%, 08/15/28(b)		25	22,762
XHR LP, 4.88%, 06/01/29(b)		25	23,147
Yum! Brands, Inc., 3.63%, 03/15/31		50	44,246
Zayo Group Holdings, Inc., 4.00%, 03/01/27(b)		105	86,430

			150,883,842

Total Corporate Bonds — 35.7% (Cost: $268,223,071)			272,655,655

Fixed Rate Loan Interests

India — 0.1%
Vedanta Hold Mauritius II Ltd., Delayed Draw Term Loan, 18.00%, 04/17/26		827	827,000

Total Fixed Rate Loan Interests — 0.1% (Cost: $827,000)			827,000

Floating Rate Loan Interests(a)

Canada — 0.0%
Kronos Acquisition Holdings, Inc., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.15%), 11.49%, 12/22/26		71	71,447

Colombia — 0.1%
Ecopetrol SA, 2023 Term Loan, (6-mo. CME Term SOFR + 4.75%), 10.00%, 09/06/30(e)		450	463,500

Luxembourg — 0.0%
Euro Parfums Fze, Term Loan B, 06/23/28(e)(o)		110	108,350

United States — 0.7%
American Auto Auction Group, LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.15%), 10.46%, 12/30/27		66	65,211
American Rock Salt Co. LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.44%, 06/09/28		52	44,916
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.83%, 10/02/28		317	297,014
Conair Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 3.86%), 9.19%, 05/17/28		48	47,386
ConnectWise LLC, 2021 Term Loan B, (3-mo. CME Term SOFR + 3.76%), 9.06%, 09/29/28		49	48,590
Coreweave Compute Acquisition Co. II, LLC, Delayed Draw Term Loan, (3-mo. CME Term SOFR + 8.75%), 14.06%, 06/30/28(e)		1,354	1,345,605
Digital Room Holdings, Inc., 2021 Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 5.35%), 10.68%, 12/21/28		134	125,450
DirecTV Financing LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.11%), 10.44%, 08/02/27		86	86,139
ECL Entertainment, LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.08%, 08/31/30		396	397,099
EIS Buyer, Inc., Revolver, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 12.33%, 07/10/28(e)		53	51,848
EIS Group, Inc., Term Loan, (1-mo. CME Term SOFR + 7.00%), 12.33%, 05/01/28(e)		532	518,481

Security	Par (000)		Value

United States (continued)
Emerald Electronics Manufacturing Services, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.40%), 11.74%, 12/29/27(e)	USD	155	$139,365
Flexsys Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.51%), 10.82%, 11/01/28		100	97,503
Green Plains Operating Co. LLC, Term Loan, (3-mo. LIBOR US + 8.00%), 13.59%, 07/20/26(e)		499	488,816
Helios Service Partners LLC(e)
2023 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.78%, 03/19/27		167	166,271
2023 Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 6.51%), 11.81%, 03/19/27		101	100,597
Hydrofarm Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at -4.50% Floor + 5.61%), 10.83%, 10/25/28(e)		97	77,817
Jack Ohio Finance LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.86%), 10.19%, 10/04/28		79	79,051
Level 3 Financing, Inc.(e)
2024 Extended Term Loan B1, (1-week CME Term SOFR at 2.00% Floor + 6.56%), 11.81%, 04/15/29		51	50,927
2024 Extended Term Loan B2, (1-week CME Term SOFR at 2.00% Floor + 6.56%), 11.81%, 04/15/30		52	51,301
Maverick Gaming LLC, Term Loan B, (3-mo. CME Term SOFR + 7.76%), 13.10%, 09/03/26		121	84,443
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 7.10%), 12.43%, 11/01/29		74	59,108
Naked Juice LLC, 2nd Lien Term Loan, (3-mo. CME Term SOFR + 6.10%), 11.40%, 01/24/30		20	16,106
Orion Group Holdco, LLC(e)
2022 1st Amendment Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.76%), 12.06%, 03/19/27		19	19,212
2022 First A&R Amendment Incremental DDTL, (3-mo. CME Term SOFR at 1.00% Floor + 6.76%), 12.06%, 03/19/27		86	86,139
Delayed Draw Term Loan, (3-mo. CME Term SOFR + 6.26%), 11.56%, 03/19/27		32	32,131
First Lien Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.26%), 11.56%, 03/19/27		193	192,540
First Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.26%), 11.56%, 03/19/27		16	16,470
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.26%), 11.56%, 03/19/27		3	3,210
Project Montage, PIK Term Loan, (Prime + 5.00%), 12.00%, 02/16/29(e)		240	239,538
Vaco Holdings LLC, 2022 Term Loan, (3-mo. CME Term SOFR + 5.25%), 10.43%, 01/21/29		158	156,336

			5,184,620

Total Floating Rate Loan Interests — 0.8% (Cost: $5,929,377)			5,827,917

14

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Foreign Agency Obligations

Angola — 0.0%
Angolan Government International Bond, 8.75%, 04/14/32(b)	USD	271	$249,320

Argentina — 0.0%
Argentine Republic Government International Bond
1.00%, 07/09/29		172	91,698
3.63%, 07/09/35(m)		333	137,862
4.25%, 01/09/38(m)		209	96,767

			326,327

Australia(c) — 0.0%
Australia Government Bond
Series 136, 4.75%, 04/21/27	AUD	220	148,098
Series 137, 2.75%, 04/21/24		130	84,649
Series 144, 3.75%, 04/21/37		80	50,331
Series 149, 2.25%, 05/21/28		90	55,633

			338,711

Austria(b)(c) — 0.1%
Republic of Austria Government Bond
0.75%, 02/20/28	EUR	556	557,672
1.50%, 02/20/47		222	180,035

			737,707

Belgium(b)(c) — 0.2%
Kingdom of Belgium Government Bond
Series 78, 1.60%, 06/22/47		351	277,030
Series 85, 0.80%, 06/22/28		855	856,265

			1,133,295

Benin — 0.0%
Benin Government International Bond, 7.96%, 02/13/38(b)	USD	200	194,813

Brazil — 2.1%
Brazil Letras do Tesouro Nacional(l)
0.00%, 04/01/24	BRL	4,809	957,888
0.00%, 10/01/24		4,190	795,913
Brazil Notas do Tesouro Nacional
Series F, 10.00%, 01/01/25		12	2,378,394
Series F, 10.00%, 01/01/27		14	2,817,253
Series F, 10.00%, 01/01/31		26	4,971,603
Brazilian Government International Bond
3.75%, 09/12/31	USD	3,900	3,402,750
7.13%, 05/13/54		802	808,416

			16,132,217

Canada — 0.3%
Canadian Government Bond
5.75%, 06/01/33	CAD	170	147,883
5.00%, 06/01/37		90	77,199
4.00%, 06/01/41		280	221,815
3.50%, 12/01/45		140	104,868
2.75%, 12/01/48		210	138,883
2.00%, 12/01/51		2,650	1,477,294

			2,167,942

China — 3.3%
China Government Bond
2.29%, 12/25/24	CNY	11,880	1,642,003
2.68%, 05/21/30		12,080	1,694,214
3.02%, 05/27/31		105,780	15,183,817
2.88%, 02/25/33		15,000	2,144,090

Security	Par (000)		Value

China (continued)
China Government Bond (continued)
3.19%, 04/15/53	CNY	21,580	$3,384,278
Series 1827, 3.25%, 11/22/28		100	14,418
Series 1904, 3.19%, 04/11/24		1,400	192,890
Series 1913, 2.94%, 10/17/24		8,500	1,178,315

			25,434,025

Colombia — 1.3%
Colombia Government International Bond
3.88%, 04/25/27	USD	200	188,100
8.00%, 04/20/33		200	211,200
8.00%, 11/14/35		200	210,000
8.75%, 11/14/53		200	216,900
Colombian TES
Series B, 7.50%, 08/26/26	COP	7,344,300	1,832,693
Series B, 5.75%, 11/03/27		10,249,600	2,363,355
Series B, 6.00%, 04/28/28		10,500,000	2,409,784
Series B, 7.00%, 03/26/31		2,161,600	480,596
Series B, 13.25%, 02/09/33		7,170,900	2,181,686

			10,094,314

Czech Republic — 0.6%
Czech Republic Government Bond
Series 105, 2.75%, 07/23/29	CZK	51,690	2,095,018
Series 149, 5.50%, 12/12/28		14,300	654,594
Series 150, 5.00%, 09/30/30		33,700	1,532,931
Series 49, 4.20%, 12/04/36(c)		2,620	113,821

			4,396,364

Denmark — 0.0%
Denmark Government Bond
1.75%, 11/15/25	DKK	500	71,028
4.50%, 11/15/39		450	81,779

			152,807

Dominican Republic — 0.1%
Dominican Republic International Bond
6.88%, 01/29/26(c)	USD	100	100,950
4.50%, 01/30/30(b)		150	136,275
7.05%, 02/03/31(b)		200	207,125
4.88%, 09/23/32(b)		150	134,484

			578,834

Egypt — 0.4%
Egypt Government International Bond(c)
3.88%, 02/16/26		477	438,244
4.75%, 04/16/26	EUR	416	422,154
7.63%, 05/29/32	USD	300	255,844
8.50%, 01/31/47		273	216,694
7.50%, 02/16/61		200	143,500
Egypt Treasury Bills(l)
0.00%, 09/17/24	EGP	21,100	392,220
0.00%, 10/01/24		2,725	50,891
0.00%, 12/10/24		18,400	327,900
0.00%, 03/18/25		44,500	746,586

			2,994,033

France(b)(c) — 0.3%
French Republic Government Bond OAT
2.50%, 05/25/30	EUR	40	42,838
1.50%, 05/25/31		190	189,836

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

France (continued)
French Republic Government Bond OAT (continued)
5.75%, 10/25/32	EUR	100	$132,103
1.50%, 05/25/50		2,536	1,912,723

			2,277,500

Germany(c) — 0.2%
Bundesrepublik Deutschland Bundesanleihe, 1.70%, 08/15/32		1,530	1,583,426
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 04/15/46		175	182,542

			1,765,968

Greece(b)(c) — 0.2%
Hellenic Republic Government Bond 2.00%, 04/22/27		92	97,234
1.50%, 06/18/30		1,740	1,711,930

			1,809,164

Guatemala — 0.2%
Guatemala Government Bond 4.88%, 02/13/28(c)	USD	628	605,739
5.25%, 08/10/29(b)		101	97,798
7.05%, 10/04/32(b)		250	265,313
6.60%, 06/13/36(b)		205	209,420

			1,178,270

Hungary — 0.3%
Hungary Government Bond, 6.75%, 10/22/28	HUF	262,170	718,600
Hungary Government International Bond 5.25%, 06/16/29(b)	USD	400	396,000
4.00%, 07/25/29(c)	EUR	885	953,512
5.38%, 09/12/33(c)		53	60,302
Magyar Export-Import Bank, 6.00%, 05/16/29(c)		100	113,853

			2,242,267

India — 1.7%
India Government Bond, 7.10%, 04/18/29	INR	1,067,260	12,818,573

Indonesia — 1.1%
Indonesia Government International Bond, 6.75%, 01/15/44(c)	USD	400	469,125
Indonesia Treasury Bond Series 101, 6.88%, 04/15/29	IDR	8,099,000	516,883
Series FR56, 8.38%, 09/15/26		14,240,000	936,218
Series FR59, 7.00%, 05/15/27		38,641,000	2,469,746
Series FR72, 8.25%, 05/15/36		22,408,000	1,579,521
Series FR86, 5.50%, 04/15/26		8,162,000	505,781
Series FR98, 7.13%, 06/15/38		23,228,000	1,496,078

			7,973,352

Italy(c) — 0.6%
Italy Buoni Poliennali Del Tesoro 2.65%, 12/01/27	EUR	3,060	3,249,451
Series 30Y, 3.85%, 09/01/49(b)		700	726,444
Series 31Y, 4.75%, 09/01/44(b)		232	273,338

			4,249,233

Ivory Coast — 0.1%
Ivory Coast Government International Bond 5.25%, 03/22/30(c)		217	217,942
5.88%, 10/17/31(c)		300	298,572

Security	Par (000)		Value

Ivory Coast (continued)
Ivory Coast Government International Bond (continued)
4.88%, 01/30/32(c)	EUR	127	$118,003
8.25%, 01/30/37(b)	USD	200	200,250

			834,767

Japan — 2.0%
Japan Government Forty Year Bond, Series 1559, 1.00%, 03/20/62	JPY	800,000	4,069,494
Japan Government Thirty Year Bond, Series 64, 0.40%, 09/20/49		2,274,950	11,159,698

			15,229,192

Kenya — 0.0%
Republic of Kenya Government International Bond, 9.75%, 02/16/31(b)	USD	202	206,545

Mexico — 3.0%
Mexican Bonos Series M, 7.50%, 06/03/27	MXN	775	4,411,957
Series M, 8.50%, 03/01/29		241	1,404,923
Series M, 8.50%, 05/31/29		179	1,041,184
Series M, 7.75%, 05/29/31		536	2,971,430
Series M, 7.50%, 05/26/33		500	2,682,091
Series M, 8.50%, 11/18/38		189	1,057,532
Series M 20, 10.00%, 12/05/24		775	4,629,010
Mexico Cetes(l) Series BI, 0.00%, 10/03/24		2,033	1,156,331
Series BI, 0.00%, 11/28/24		4,834	2,704,504
Mexico Government International Bond 3.75%, 01/11/28	USD	200	190,188
2.66%, 05/24/31		200	166,800
6.35%, 02/09/35		200	206,625

			22,622,575

Morocco — 0.0%
Morocco Government International Bond, 6.50%, 09/08/33(b)		105	108,421

Netherlands — 0.0%
Netherlands Government Bond, 2.75%, 01/15/47(b)(c)	EUR	311	340,689

New Zealand — 0.0%
New Zealand Government Bond, Series 0425, 2.75%, 04/15/25(c)	NZD	100	58,293

Nigeria(c) — 0.1%
Nigeria Government International Bond 7.14%, 02/23/30	USD	247	224,307
7.63%, 11/28/47		400	311,125

			535,432

Oman — 0.0%
Oman Government International Bond, 6.50%, 03/08/47(c)		200	201,625

Panama — 0.2%
Panama Government International Bond 3.16%, 01/23/30		447	371,150
7.50%, 03/01/31		200	207,125
6.40%, 02/14/35		460	433,780
8.00%, 03/01/38		200	209,200

			1,221,255

16

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

	Par (000)		Value

Peru — 0.5%
Peruvian Government International Bond 6.35%, 08/12/28(c)	PEN	3,400	$936,282
5.94%, 02/12/29(c)		3,153	841,943
2.78%, 01/23/31	USD	150	128,859
6.95%, 08/12/31(c)	PEN	7,026	1,897,252
1.86%, 12/01/32	USD	258	196,967

			4,001,303

Poland — 0.6%
Bank Gospodarstwa Krajowego, 6.25%, 10/31/28(b)		200	208,760
Republic of Poland Government Bond Series 1033, 6.00%, 10/25/33	PLN	1,440	374,462
Series 1059, 2.75%, 10/25/29		16,832	3,706,723
Republic of Poland Government International Bond, 5.50%, 04/04/53	USD	100	99,971

			4,389,916

Romania — 0.1%
Romanian Government International Bond 5.25%, 11/25/27(b)		16	15,775
2.13%, 03/07/28(c)	EUR	206	204,325
2.88%, 03/11/29(c)		200	198,980
2.50%, 02/08/30(c)		100	95,411
2.12%, 07/16/31(c)		40	35,278

			549,769

Russia — 0.0%
Russian Federal Bond - OFZ, Series 6233, 6.10%, 07/18/35(f)(k)	RUB	27,309	133,042

Saudi Arabia(c) — 0.1%
Saudi Government International Bond 4.50%, 04/17/30	USD	200	196,062
3.45%, 02/02/61		303	201,874

			397,936

South Africa — 0.7%
Republic of South Africa Government Bond Series 2040, 9.00%, 01/31/40	ZAR	24,680	958,971
Series R186, 10.50%, 12/21/26		52,188	2,826,905
Series R213, 7.00%, 02/28/31		28,830	1,223,945
Republic of South Africa Government International Bond, 5.00%, 10/12/46	USD	400	268,600

			5,278,421

Spain(b)(c) — 2.1%
Spain Government Bond 1.25%, 10/31/30	EUR	431	419,746
2.55%, 10/31/32		8,147	8,482,377
3.15%, 04/30/33		711	772,199
3.55%, 10/31/33		4,000	4,470,832
3.90%, 07/30/39		462	522,208
2.90%, 10/31/46		866	832,288
3.45%, 07/30/66		688	690,098

			16,189,748

Sweden(c) — 0.0%
Sweden Government Bond Series 1053, 3.50%, 03/30/39	SEK	250	26,123
Series 1059, 1.00%, 11/12/26		960	85,932

			112,055

Ukraine — 0.1%
Ukraine Government International Bond 7.75%, 09/01/28(c)(f)(k)	USD	219	72,708

Security	Par (000)		Value

Ukraine (continued)
Ukraine Government International Bond (continued)
7.75%, 09/01/29(c)(f)(k)	USD	319	$105,270
6.88%, 05/21/31(c)(f)(k)		200	58,300
4.38%, 01/27/32(c)(f)(k)	EUR	232	66,703
7.25%, 03/15/35(c)(f)(k)	USD	459	133,340
7.25%, 03/15/35(b)(f)(k)		216	62,748
7.75%, 08/01/41(a)(c)		435	240,337

			739,406

United Kingdom(c) — 0.7%
United Kingdom Gilt 1.75%, 09/07/37	GBP	60	57,312
4.75%, 12/07/38		30	40,160
3.25%, 01/22/44		165	177,100
3.50%, 01/22/45		700	776,016
1.50%, 07/22/47		1,040	762,295
3.75%, 07/22/52		1,000	1,130,844
3.75%, 10/22/53		804	905,056
0.50%, 10/22/61		4,373	1,711,591

			5,560,374

Uruguay — 0.0%
Uruguay Government International Bond, 5.75%, 10/28/34	USD	73	76,610

Total Foreign Agency Obligations — 23.3% (Cost: $189,716,667)			178,032,410

	Shares

Investment Companies

United States — 1.3%
iShares 0-5 Year TIPS Bond ETF (p)		7,050	700,982
iShares Bitcoin Trust (p)		12,000	485,640
iShares iBoxx $ Investment Grade Corporate Bond ETF (p)		38,866	4,233,285
iShares JP Morgan USD Emerging Markets Bond ETF (n)(p)		17,814	1,597,381
iShares Latin America 40 ETF (p)		9,782	278,200
iShares MSCI Brazil ETF (p)		9,033	292,850
iShares MSCI Emerging Markets ETF (p)		13,148	540,120
iShares Russell 2000 ETF (p)		476	100,103
iShares Russell Mid-Cap Growth ETF (p)		2,067	235,927
VanEck J. P. Morgan EM Local Currency Bond ETF		43,378	1,063,195
VanEck Semiconductor ETF (f)		1,256	282,587

Total Investment Companies — 1.3% (Cost: $9,531,992)			9,810,270

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Municipal Bonds

California — 0.2%
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(b)	USD	180	$179,081
University of California, Refunding RB, Series BE, 4.00%, 05/15/50		1,000	1,000,105

			1,179,186

Georgia — 0.1%
State of Georgia, GO Series A, 4.00%, 07/01/40		145	149,220
Series A, 4.00%, 07/01/41		145	148,645

			297,865

Louisiana — 0.0%
Louisiana Public Facilities Authority, Refunding RB, Series A, 3.00%, 05/15/47		155	115,628

Massachusetts — 0.1%
Commonwealth of Massachusetts, GO, Series C, 5.00%, 05/01/49		1,000	1,052,669

New Jersey — 0.0%
New Jersey Health Care Facilities Financing Authority, RB, 3.00%, 07/01/51		95	70,631

North Carolina — 0.0%
City of Charlotte North Carolina Airport Revenue, Refunding ARB, Series A, 3.00%, 07/01/46		230	189,308

Puerto Rico(a) — 0.2%
Commonwealth of Puerto Rico, GO 0.00%, 11/01/51		1,768	836,003
Series A-1, 0.00%, 11/01/43		156	89,682
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51		754	304,394

			1,230,079

Texas — 0.2%
Eagle Mountain & Saginaw Independent School District, GO, (PSF), 4.00%, 08/15/52		295	282,156
Katy Independent School District, GO, (PSF), 4.00%, 02/15/47		1,410	1,379,506
Lyford Consolidated Independent School District, GO, (PSF), 4.00%, 08/15/47		155	149,353

			1,811,015

Total Municipal Bonds — 0.8% (Cost: $5,967,478)			5,946,381

Non-Agency Mortgage-Backed Securities

Ireland(a)(c) — 0.1%
Agora Securities U.K. DAC, Series 2021-1X, Class A, (3-mo. LIBOR GBP + 1.20%), 6.42%, 07/22/31	GBP	300	374,047
Last Mile Securities PE, Series 2021-1X, Class A1, (3-mo. EURIBOR + 0.90%), 4.82%, 08/17/31	EUR	300	320,001

			694,048

Netherlands — 0.0%
Domi BV, Series 2021-1, Class A, (3-mo. EURIBOR + 0.63%), 4.57%, 06/15/53(a)(c)		117	126,250

United Kingdom(a)(c) — 0.2%
Canada Square Funding PLC, Series 2021-2, Class B, (3-mo. LIBOR GBP + 1.20%), 6.42%, 06/17/58	GBP	112	140,753

Security	Par (000)		Value

United Kingdom (continued)
Finsbury Square, Series 2021-1GRX, Class A, (3-mo. LIBOR GBP + 0.65%), 5.87%, 12/16/67	GBP	95	$119,802
London Wall Mortgage Capital PLC, Series 2021-FL1, Class A, (3-mo. LIBOR GBP + 0.75%), 5.97%, 05/15/51		95	119,009
Mortimer BTL PLC, Series 2021-1, Class B, (3-mo. LIBOR GBP + 1.10%), 6.32%, 06/23/53		100	125,634
Precise Mortgage Funding, Series 2024-1, Class A, 6.18%, 07/16/60		225	284,921
Together Asset Backed Securitisation PLC, Series 2023-1, Class A, (3-mo. LIBOR GBP + 1.23%), 6.43%, 04/20/65		303	385,013

			1,175,132

United States — 7.9%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 06/05/37(a)(b)	USD	250	204,573
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, (1-mo. Term SOFR + 2.42%), 7.74%, 09/15/34(a)(b)		635	583,006
Arbor Multifamily Mortgage Securities Trust(b) Series 2020-MF1, Class E, 1.75%, 05/15/53		1,326	861,612
Series 2020-MF1, Class XA, 0.95%, 05/15/53(a)		14,749	645,279
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class D, (1-mo. Term SOFR + 2.25%), 7.57%, 12/15/36(a)(b)		200	183,616
BAMLL Commercial Mortgage Securities Trust, Series 2017-SCH, Class DL, (1-mo. Term SOFR + 2.05%), 7.37%, 11/15/32(a)(b)		150	148,668
Bank, Series 2021-BN35, Class A5, 2.29%, 06/15/64		27	22,436
BBCMS Mortgage Trust, Series 2017-C1, Class AS, 3.90%, 02/15/50		1,200	1,134,395
Benchmark Mortgage Trust, Series 2020-B21, Class XA, 1.44%, 12/17/53(a)		5,004	338,624
BHMS(a)(b)
Series 2018-ATLS, Class A, (1-mo. Term SOFR + 1.55%), 6.87%, 07/15/35		170	169,778
Series 2018-ATLS, Class B, (1-mo. Term SOFR + 1.80%), 7.12%, 07/15/35		1,145	1,127,819
BHP Trust, Series 2019-BXHP, Class C, (1-mo. Term SOFR + 1.57%), 6.90%, 08/15/36(a)(b)		1,120	1,115,355
BWAY Mortgage Trust, Series 2013-1515, Class A1, 2.81%, 03/10/33(b)		155	151,737
BX Commercial Mortgage Trust(a)(b)
Series 2019-XL, Class J, (1-mo. Term SOFR + 2.76%), 8.09%, 10/15/36		281	277,028
Series 2021-MFM1, Class G, (1-mo. Term SOFR + 4.01%), 9.34%, 01/15/34		582	565,638
Series 2022-CSMO, Class B, (1-mo. Term SOFR + 3.14%), 8.47%, 06/15/27		1,429	1,433,019
Series 2023-XL3, Class A, (1-mo. Term SOFR + 1.76%), 7.09%, 12/09/40		3,000	3,018,647
Series 2023-XL3, Class D, (1-mo. Term SOFR + 3.59%), 8.91%, 12/09/40		760	765,690
Series 2024-MF, Class E, (1-mo. Term SOFR + 3.74%), 9.06%, 02/15/39		750	751,369
Series 2024-XL4, Class D, (1-mo. Term SOFR + 3.14%), 8.46%, 02/15/39		750	750,000
BX Trust(a)(b)
Series 2021, Class F, (1-mo. Term SOFR + 4.04%), 9.37%, 06/15/36		790	699,150

18

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
BX Trust(a)(b) (continued)
Series 2021-ARIA, Class C, (1-mo. Term SOFR + 1.76%), 7.09%, 10/15/36	USD	750	$739,720
Series 2021-LBA, Class GJV, (1-mo. Term SOFR + 3.11%), 8.44%, 02/15/36		134	127,277
Series 2021-LBA, Class GV, (1-mo. Term SOFR + 3.11%), 8.44%, 02/15/36		712	683,531
Series 2021-MFM1, Class F, (1-mo. Term SOFR + 3.11%), 8.44%, 01/15/34		299	294,270
Series 2023, Class A, (1-mo. Term SOFR + 2.69%), 8.02%, 05/15/38		1,385	1,402,313
Series 2024-CNYN, Class E, (1-mo. Term SOFR + 3.69%), 8.99%, 04/15/29(d)		750	749,531
Series 2024-PAT, Class C, (1-mo. Term SOFR + 4.44%), 9.69%, 03/15/26		1,100	1,095,798
Series 2024-PAT, Class D, (1-mo. Term SOFR + 5.39%), 10.64%, 03/15/26		350	348,218
BXP Trust(a)(b) Series 2017-CC, Class D, 3.55%, 08/13/37		110	89,455
Series 2017-CC, Class E, 3.55%, 08/13/37		220	170,095
CENT Trust, Series 2023, Class A, (1-mo. Term SOFR + 2.62%), 7.95%, 09/15/38(a)(b)		1,495	1,509,735
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class AM, 3.69%, 05/10/58		1,700	1,610,383
Citigroup Commercial Mortgage Trust
Series 2016-C2, Class B, 3.18%, 08/10/49		750	664,484
Series 2020-420K, Class D, 3.31%, 11/10/42(a)(b)		360	298,533
Series 2020-420K, Class X, 0.80%, 11/10/42(a)(b)		20,000	882,142
Cold Storage Trust, Series 2020-ICE5, Class F, (1-mo. Term SOFR + 3.61%), 8.92%, 11/15/37(a)(b)		983	979,146
Commercial Mortgage Trust(a) Series 2016-DC2, Class B, 4.66%, 02/10/49		100	94,916
Series 2016-DC2, Class C, 4.66%, 02/10/49		100	91,990
Series 2019-GC44, Class 180B, 3.40%, 08/15/57(b)		1,000	933,356
Credit Suisse Mortgage Capital Certificates Trust(a)(b)
Series 2019-ICE4, Class C, (1-mo. Term SOFR + 1.48%), 6.80%, 05/15/36		100	99,658
Series 2019-ICE4, Class E, (1-mo. Term SOFR + 2.20%), 7.52%, 05/15/36		698	697,726
CSAIL Commercial Mortgage Trust, Series 2018-CX12, Class C, 4.72%, 08/15/51(a)		750	659,597
CSMC, Series 2020-NET, Class B, 2.82%, 08/15/37(b)		780	724,231
CSMC BHAR, Series 2021-BHAR, Class A, (1-mo. Term SOFR + 1.26%), 6.59%, 11/15/38(a)(b)		1,850	1,843,062
DBGS Mortgage Trust, Series 2018-BIOD, Class D, (1-mo. Term SOFR + 1.60%), 6.92%, 05/15/35(a)(b)		91	90,520
DBUBS Mortgage Trust, Series 2017-BRBK, Class E, 3.53%, 10/10/34(a)(b)		300	242,074
DC Trust, Series 2024-HLTN, Class F, 10.31%, 04/13/28(a)(b)(d)		750	749,927
DK Trust, Series 2024-SPBX, Class E, (1-mo. Term SOFR + 4.00%), 9.35%, 03/15/34(a)(b)		1,100	1,099,983
Extended Stay America Trust, Series 2021-ESH, Class F, (1-mo. Term SOFR + 3.81%), 9.14%, 07/15/38(a)(b)		1,124	1,123,129
GCT Commercial Mortgage Trust, Series 2021-GCT D, Class D, (1-mo. Term SOFR + 2.46%), 7.79%, 02/15/38(a)(b)		340	63,171
Great Wolf Trust, Series 2024-WOLF, Class A, (1-mo. Term SOFR + 1.54%), 6.84%, 03/15/39(a)(b)		1,100	1,101,719
GS Mortgage Securities Corp II, Series 2023, Class C, 5.51%, 09/10/38(a)(b)		1,370	1,341,421

Security	Par (000)		Value

United States (continued)
GS Mortgage Securities Corp Trust, Series 2023, Class B, (1-mo. Term SOFR + 2.79%), 8.12%, 03/15/28(a)(b)	USD	1,500	$1,504,219
GS Mortgage Securities Corp. Trust, Series 2021-ROSS, Class A, (1-mo. Term SOFR + 1.26%), 6.59%, 05/15/26(a)(b)		100	93,037
GS Mortgage Securities Trust(a) Series 2015-GC34, Class B, 4.47%, 10/10/48		1,100	947,480
Series 2020-GSA2, Class XA, 1.71%, 12/12/53(b)		3,590	291,251
Independence Plaza Trust, Series 2018-INDP, Class B, 3.91%, 07/10/35(b)		1,000	948,469
JP Morgan Chase Commercial Mortgage Securities Trust(b) Series 2016-NINE, Class B, 2.85%, 09/06/38(a)		450	412,404
Series 2018-AON, Class A, 4.13%, 07/05/31		600	555,100
Series 2021-MHC, Class E, (1-mo. Term SOFR + 2.56%), 7.89%, 04/15/38(a)		800	791,630
Series 2022, Class B, (1-mo. Term SOFR + 3.37%), 8.70%, 12/15/36(a)		1,046	1,047,888
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.69%, 03/15/50		1,200	1,122,005
KSL Commercial Mortgage Trust, Series 2023-HT, Class D, (1-mo. Term SOFR + 4.29%), 9.61%, 12/15/36(a)(b)		750	753,749
MAD Mortgage Trust(a)(b) Series 2017-330M, Class D, 3.84%, 08/15/34		110	83,617
Series 2017-330M, Class E, 3.90%, 08/15/34		130	93,828
MCM Trust(e) 3.00%, 08/25/28		641	420,563
2.50%, 01/01/59(a)(b)		818	785,258
MCR Mortgage Trust, Series 2024-HTL, Class E, (1-mo. Term SOFR + 4.65%), 9.98%, 02/15/37(a)(b)		750	751,319
MED Trust(a)(b)
Series 2021, Class A, (1-mo. Term SOFR + 1.06%), 6.39%, 11/15/38		1,493	1,489,103
Series 2021-MDLN, Class G, (1-mo. Term SOFR + 5.36%), 10.69%, 11/15/38		636	634,756
Series 2023, Class E, (1-mo. Term SOFR + 3.26%), 8.59%, 11/15/38		398	396,348
MHP Trust, Series 2021-STOR, Class G, (1-mo. Term SOFR + 2.86%), 8.19%, 07/15/38(a)(b)		760	749,550
Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.28%, 07/11/40(a)(b)		1,000	885,734
Natixis Commercial Mortgage Securities Trust, Series 2018-SOX, Class E, 4.77%, 06/17/38(a)(b)		382	346,465
Olympic Tower Mortgage Trust(a)(b) Series 2017-OT, Class D, 3.95%, 05/10/39		130	87,507
Series 2017-OT, Class E, 3.95%, 05/10/39		160	101,653
One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, 02/10/32(b)		850	742,146
One New York Plaza Trust, Series 2020-1NYP, Class D, (1-mo. Term SOFR + 2.86%), 8.19%, 01/15/36(a)(b)		270	220,445
Open Trust, Series 2023, Class A, (1-mo. Term SOFR + 3.09%), 8.41%, 10/15/28(a)(b)		899	908,445
TPGI Trust, Series 2021-DGWD, Class E, (1-mo. Term SOFR + 2.46%), 7.79%, 06/15/26(a)(b)		800	798,002
TVC DSCR(e) Series 21-1, 0.00%, 02/01/51		314	272,478
Series 21-1, Class A, 2.39%, 02/01/51(b)		1,257	1,147,794
UBS Commercial Mortgage Trust, Series 2017-C4, Class AS, 3.84%, 10/15/50(a)		1,700	1,563,965

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Velocity Commercial Capital Loan Trust, Series 2020-1, Class M3, 3.19%, 02/25/50(a)(b)	USD	62	$51,395
Wells Fargo Commercial Mortgage Trust(a) Series 2016-NXS5, Class B, 4.94%, 01/15/59		1,400	1,314,464
Series 2019-C50, Class XA, 1.41%, 05/15/52		12,470	637,587
Series 2021-C59, Class XA, 1.52%, 04/15/54		989	73,237

			60,571,441

Total Non-Agency Mortgage-Backed Securities — 8.2% (Cost: $64,953,385)			62,566,871

Preferred Securities

Capital Trusts — 1.0%(a)

France(c)(j) — 0.1%
BNP Paribas SA, 7.38%	EUR	200	230,604
Electricite de France SA 6.00%	GBP	200	245,614
3.38%	EUR	400	376,476

			852,694

Germany(c) — 0.1%
Bayer AG 4.50%, 03/25/82		100	100,872
7.00%, 09/25/83		100	108,463
5.38%, 03/25/82		200	200,127
Commerzbank AG, 6.50%(j)		200	209,297
Volkswagen International Finance NV, 3.88%(j)		300	299,427

			918,186

Ireland — 0.0%
AIB Group PLC, 5.25%(c)(j)		200	214,147

Italy — 0.0%
Intesa Sanpaolo SpA, 5.88%(c)(j)		200	214,691

Mexico — 0.1%
Banco Mercantil del Norte SA, 5.88%(b)(j)	USD	400	380,500

Netherlands(j) — 0.1%
Cooperatieve Rabobank UA, 4.38%(c)	EUR	200	206,067
ING Groep NV, 5.75%	USD	200	190,409
Koninklijke KPN NV, 2.00%(c)	EUR	100	105,593

			502,069

Norway — 0.0%
Var Energi ASA, 7.86%, 11/15/83(c)		150	173,970

South Korea — 0.1%
Shinhan Financial Group Co. Ltd., 2.88%(c)(j)	USD	414	384,000

Spain(c)(j) — 0.2%
Abertis Infraestructuras Finance BV, 3.25%	EUR	200	208,755
Banco Bilbao Vizcaya Argentaria SA, 6.00%		200	215,287
CaixaBank SA, 5.88%		200	211,994
Naturgy Finance BV, 3.38%		100	107,615
Repsol International Finance BV, 4.25%		100	105,997
Telefonica Europe BV 6.14%		300	335,420
6.75%		100	116,785
5.75%		200	218,273
3.88%		200	211,337

			1,731,463

Security	Par (000)		Value

Switzerland — 0.0%
UBS Group AG, 5.13%(c)(j)	USD	200	$190,000

United Kingdom — 0.1%
Barclays PLC, 7.13%(j)	GBP	200	248,139
BP Capital Markets PLC, 3.25%(c)(j)	EUR	100	104,953
British Telecommunications PLC, 8.38%, 12/20/83(c)	GBP	100	134,560
Lloyds Banking Group PLC, 4.95%(c)(j)	EUR	200	211,931
Nationwide Building Society, 5.88%(c)(j)	GBP	200	249,865
Vodafone Group PLC, 2.63%, 08/27/80(c)	EUR	149	154,118

			1,103,566

United States — 0.2%
Citigroup, Inc., Series Y, 4.15%(j)	USD	36	33,161
JPMorgan Chase & Co., Series KK, 3.65%(j)		36	34,191
Liberty Mutual Group, Inc., 3.63%, 05/23/59(c)	EUR	100	107,399
Southern Co., 1.88%, 09/15/81		1,000	942,936

			1,117,687

			7,782,973

	Shares

Preferred Stocks — 0.4%(f)

United States — 0.4%
Cap Hill Brands(e)		265,896	63,815
Dream Finders Homes, Inc., 9.00%(e)		1,320	1,268,850
Insight M, Inc., Series D(e)		270,943	92,879
Lessen Holdings, Inc., Preference Shares(e)		10,022	62,738
MNTN Digital, Inc., Series D, (Acquired 11/05/21, Cost: $138,642)(e)(g)		6,037	81,318
NYCB Pipe, Series C, (Acquired 03/07/24, Cost: $246,000), 13.00%(g)		123	246,000
Verge Genomics, Inc.(e)(g)
Series B, (Acquired 11/05/21, Cost: $165,930)		31,150	201,541
Series C, (Acquired 09/06/23, Cost: $26,514)		3,687	26,546
Versa Networks, Inc., Series E, (Acquired 10/14/22, Cost: $491,084), 10/07/32(e)(g)(i)		168,283	602,453

			2,646,140

Total Preferred Securities — 1.4% (Cost: $10,610,129)			10,429,113

	Par (000)

U.S. Government Sponsored Agency Securities

Commercial Mortgage-Backed Securities(a) — 0.1%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K121, Class X1, 1.02%, 10/25/30	USD	4,032	206,171
Series KW09, Class X1, 0.80%, 05/25/29		14,563	440,961
FREMF Mortgage Trust, Series 2020-K104, Class B, 3.54%, 02/25/52(b)		750	680,196

			1,327,328

Mortgage-Backed Securities — 14.8%
Fannie Mae Mortgage-Backed Securities 6.50%, 11/01/38		4	4,393

20

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)			Value

Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities (continued)
6.00%, 07/01/39	USD	23		$23,251
4.00%, 01/01/41		1		1,109
3.00%, 02/01/44		36		31,522
Freddie Mac Mortgage-Backed Securities
2.50%, 01/01/29 - 04/01/31		61		57,480
3.50%, 04/01/31 - 01/01/48		150		141,478
3.00%, 10/01/32 - 12/01/46		142		128,137
5.00%, 05/01/38 - 11/01/48		47		47,511
5.50%, 01/01/39		15		15,630
4.00%, 08/01/40 - 12/01/45		12		11,089
4.50%, 09/01/40 - 08/01/48		130		127,285
Ginnie Mae Mortgage-Backed Securities(q)
4.00%, 10/20/40 - 04/18/54		1,562		1,468,215
3.50%, 01/15/42 - 04/18/54		2,260		2,063,655
5.00%, 10/20/44 - 04/18/54		1,314		1,291,740
3.00%, 02/15/45 - 04/18/54		2,996		2,643,128
4.50%, 03/15/47 - 04/18/54		1,322		1,272,384
2.00%, 08/20/50 - 04/18/54		4,081		3,344,453
2.50%, 04/20/51 - 04/18/54		4,172		3,553,565
5.50%, 04/18/54		1,140		1,138,929
6.00%, 04/18/54		876		883,656
6.50%, 04/18/54		722		734,038
Uniform Mortgage-Backed Securities(q)
2.50%, 09/01/27 - 04/11/54		14,190	(r)	11,942,229
3.00%, 07/01/29 - 04/11/54		7,851		6,865,836
3.50%, 07/01/29 - 04/11/54		36,468	(r)	32,681,683
2.00%, 10/01/31 - 04/11/54(s)		20,715	(r)	16,829,997
4.00%, 09/01/33 - 04/11/54		4,458		4,173,993
5.00%, 09/01/35 - 04/11/54		2,707		2,651,586
5.50%, 12/01/38 - 04/11/54		2,660		2,651,050
1.50%, 04/16/39 - 04/11/54		4,640		3,738,948
4.50%, 04/16/39 - 04/11/54		7,097		6,786,050
6.00%, 10/01/53 - 04/11/54(s)		2,129		2,152,453
6.50%, 10/01/53 - 05/15/54		3,213		3,283,691

				112,740,164

Total U.S. Government Sponsored Agency Securities — 14.9% (Cost: $118,096,520)				114,067,492

U.S. Treasury Obligations
U.S. Treasury Inflation-Indexed Notes
0.13%, 04/15/25(t)		4,178		4,074,806
0.38%, 01/15/27		1,915		1,826,356

Total U.S. Treasury Obligations — 0.8% (Cost: $6,099,440)				5,901,162

	Shares

Warrants

United States — 0.0%
Cano Health, Inc., (Issued 07/06/20, Exercisable 07/06/21, 0.01 Shares for 1 Warrant, Expires 06/03/26, Strike Price USD 1,150.00)(f)		9,002		1

Security	Shares		Value

United States (continued)
Latch, Inc., (Issued/Exercisable 12/29/20, 1 Share for 1 Warrant, Expires 06/04/26, Strike Price USD 11.50)(f)		12,334	$125
New York Community Bancorp, Inc. Series C, PIPE, Series D, (Acquired , Cost: $0), (Issued/Exercisable 03/11/24, 1,000 Shares for 1 Warrant, Expires 03/11/31, Strike Price USD 2.50(g)		74	—
Offerpad Solutions, Inc., (Issued/Exercisable 10/13/20, 1 Share for 1 Warrant, Expires 09/01/26, Strike Price USD 11.50)(f)		8,529	27
Palladyne AI Corp., Class A, (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 09/24/26, Strike Price USD 11.50)(f)		28,519	1,454
Sonder Holdings, Inc., (Issued 11/19/20, Exercisable 01/19/21, 1 Share for 1 Warrant, Expires 11/19/26, Strike Price USD 12.50)(e)(f)		10,965	—
Versa Networks, Inc., (Acquired 10/14/22, Cost: $0), (Exercisable 10/14/22, 1 Share for 1 Warrant, Expires 10/07/32, Strike Price USD 0.01)(e)(f)(g)		20,741	63,053
Volato Group, Inc., (Acquired 12/03/23, Cost: $6,834), (Expires 12/03/28, Strike Price USD 11.50)(e)(f)(g)		6,834	752

			65,412

Venezuela — 0.0%
Venezuela Government International Bond (f)		3,000	15,000

Total Warrants — 0.0% (Cost: $129,506)			80,412

Total Long-Term Investments — 95.3% (Cost: $739,820,116)			727,041,723

	Par (000)

Short-Term Securities

Certificates of Deposit — 1.1%

United States — 1.1%
Bank of America, 5.22%, 02/06/25	USD	1,100	1,098,251
Bank of Nova Scotia/Houston, 6.00%, 10/18/24		910	912,290
Citibank NA, 5.89%, 05/10/24		1,135	1,135,358
Natixis SA, 5.99%, 10/17/24		2,000	2,004,874
Toronto-Dominion Bank/New York
5.93%, 08/15/24		1,500	1,501,682
6.00%, 09/09/24		1,490	1,492,608

			8,145,063

Commercial Paper — 3.1%

Australia(u) — 0.4%
Macquarie Bank Ltd., 5.91%, 05/13/24(b)		745	739,858
Macquarie Bank Ltd., 6.01%, 08/20/24		1,120	1,095,677
Westpac Banking Corp., 5.83%, 06/06/24		1,120	1,108,493

			2,944,028

France — 0.1%
BPCE SA, 5.85%, 04/05/24(u)		1,000	998,820

Norway — 0.1%
DNB Bank ASA, 5.90%, 06/13/24(u)		1,120	1,107,315

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United Kingdom — 0.2%
NatWest Markets PLC, 5.91%, 05/20/24(u)	USD	1,120	$1,111,215

United States(u) — 2.3%
Bayer Corp., 5.69%, 07/09/24		1,100	1,082,111
Bayer Corp.(b)
Series 2020, 6.27%, 08/12/24		1,000	978,436
Series 2020, 6.29%, 09/10/24		1,120	1,090,824
Harley-Davidson Financial Services, Inc., 6.08%, 06/14/24		1,000	987,273
HSBC USA, Inc.(b)
6.49%, 08/12/24		450	440,665
6.46%, 09/09/24		1,120	1,091,741
6.52%, 10/11/24		1,572	1,524,403
6.29%, 11/27/24		750	721,805
5.88%, 02/12/25		735	698,519
HSBC USA, Inc., 6.46%, 08/22/24		1,500	1,466,570
ING U.S. Funding LLC, 5.40%, 09/10/24(b)		1,575	1,536,543
Landesbank Baden-Wuerttemberg/ New York, 5.42%, 05/24/24		1,550	1,536,870
LVMH Moet Hennessy Louis Vuitton, Inc., 5.21%, 02/05/25		1,100	1,052,036
Walgreens Boots Alliance, Inc., 6.44%, 04/01/24		1,505	1,503,964
Walt Disney Co., 5.48%, 06/13/24		1,550	1,531,714

			17,243,474

			23,404,852

Foreign Agency Obligations — 0.3%
Brazil Letras do Tesouro Nacional(u)
0.00%, 04/01/24	BRL	2,040	406,340
10.99%, 04/01/24		9,762	1,944,459

			2,350,799

	Shares

Money Market Funds — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.19%(p)(v)		7,453,576	7,453,576

	Par (000)

U.S. Treasury Obligations — 3.6%
U.S. Treasury Bills, 5.37%, 06/06/24(u)	USD	23,000	22,779,996
U.S. Treasury Floating Rate Notes, (3-mo. U.S.Treasury Money Market Yield + 0.25%), 5.55%, 01/31/26(t)		3,640	3,643,786
U.S. Treasury Inflation-Indexed Notes, 0.50%, 04/15/24		1,412	1,412,478

			27,836,260

Total Short-Term Securities — 9.1% (Cost: $69,124,378)			69,190,550

Options Purchased — 0.2% (Cost: $2,615,907)			1,996,842

Total Investments Before TBA Sale Commitments and Options Written — 104.6% (Cost: $811,560,401)			798,229,115

Security	Par (000)		Value

TBA Sale Commitments(q)

United States — (0.2)%
Uniform Mortgage-Backed Securities
2.50%, 04/16/39	USD	(2)	$(1,820)
3.00%, 04/16/39		(3)	(2,792)
3.50%, 04/16/39		(5)	(4,752)
6.50%, 04/11/54		(1,284)	(1,311,508)

Total TBA Sale Commitments — (0.2)% (Proceeds: $(1,320,395))			(1,320,872)

Options Written — (0.2)% (Premiums Received: $(2,303,104))			(2,055,067)

Total Investments, Net of TBA Sale Commitments and Options Written — 104.2% (Cost: $807,936,902)			794,853,176

Liabilities in Excess of Other Assets — (4.2)%			(31,837,146)

Net Assets — 100.0%			$763,016,030

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	When-issued security.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Non-income producing security.
(g)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,300,262, representing 0.3% of its net assets as of period end, and an original cost of $2,082,430.

(h)	Convertible security.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Perpetual security with no stated maturity date.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	Zero-coupon bond.
(m)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(n)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Affiliate of the Fund.
(q)	Represents or includes a TBA transaction.
(r)	Rounds to less than 1,000.
(s)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(t)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(u)	Rates are discount rates or a range of discount rates as of period end.
(v)	Annualized 7-day yield as of period end.

22

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$10,532,084	$—	$(3,078,508	)(a)	$—	$—	$7,453,576	7,453,576	$392,828	$—
iShares 0-5 Year TIPS Bond ETF	695,059	—	—		—	5,923	700,982	7,050	—	—
iShares Bitcoin Trust	—	432,600	—		—	53,040	485,640	12,000	—	—
iShares iBoxx $ High Yield Corporate Bond ETF(b)	3,919,803	2,086,922	(6,004,627)		108,394	(110,492)	—	—	53,470	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	4,300,912	—	—		—	(67,627)	4,233,285	38,866	30,386	—
iShares JP Morgan USD Emerging Markets Bond ETF	1,586,515	—	—		—	10,866	1,597,381	17,814	13,414	—
iShares Latin America 40 ETF	284,265	—	—		—	(6,065)	278,200	9,782	—	—
iShares MSCI Brazil ETF	315,794	—	—		—	(22,944)	292,850	9,033	—	—
iShares MSCI Emerging Markets ETF	528,681	—	—		—	11,439	540,120	13,148	—	—
iShares Russell 2000 ETF	95,538	—	—		—	4,565	100,103	476	249	—
iShares Russell Mid-Cap Growth ETF	215,919	—	—		—	20,008	235,927	2,067	244	—

					$108,394	$(101,287)	$15,918,064		$490,591	$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro BOBL	114	06/06/24	$14,543	$20,475
Euro BTP	125	06/06/24	16,049	163,323
Euro OAT	140	06/06/24	19,359	180,899
Euro-Schatz	180	06/06/24	20,526	14,385
10-Year Japanese Government Treasury Bonds	15	06/13/24	14,455	27,908
10-Year Australian Treasury Bonds	93	06/17/24	7,065	54,634
3-Year Australian Treasury Bonds	84	06/17/24	5,852	16,292
3-Year Korean Bond	11	06/18/24	857	(1,512)
U.S. Long Bond	79	06/18/24	9,515	194,492
10-Year Canadian Bond	160	06/19/24	14,215	82,241
MSCI Emerging Markets Index	3	06/21/24	157	(967)
NASDAQ 100 E-Mini Index	16	06/21/24	5,912	82,541
Long Gilt	89	06/26/24	11,226	178,464
3-Month Euro EURIBOR	35	09/16/24	9,127	(1,638)
3-Month SONIA Index	91	03/18/25	27,452	3,737
90-Day AUD Bank Bill	43	12/11/25	27,776	6,104
3-Month SONIA Index	30	12/16/25	9,107	(5,009)

				1,016,369

Short Contracts
30-Year Euro Buxl Bond	4	06/06/24	586	(6,051)
Euro Bund	66	06/06/24	9,497	(44,315)
Short Term Euro BTP	29	06/06/24	3,313	(7,847)
10-Year U.S. Treasury Note	617	06/18/24	68,362	(241,987)
10-Year U.S. Ultra Long Treasury Note	955	06/18/24	109,452	(968,523)
Ultra U.S. Treasury Bond	70	06/18/24	9,030	(33,244)
E-mini Russell 2000 Index	11	06/21/24	1,180	(25,346)
Euro Stoxx 50 Index	4	06/21/24	218	(5,698)
Euro Stoxx Banks Index	30	06/21/24	219	(17,133)
S&P 500 E-Mini Index	38	06/21/24	10,086	(154,976)
2-Year U.S. Treasury Note	1,183	06/28/24	241,905	157,396

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc.

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts (continued)
5-Year U.S. Treasury Note	2,172	06/28/24	$232,438	$(200,123)
90-Day AUD Bank Bill	24	12/12/24	15,488	(400)
3-Month SONIA Index	30	12/17/24	9,023	4,410
3-Month SOFR	66	03/18/25	15,743	36,371
3-Month Euro EURIBOR	35	09/15/25	9,208	520

				(1,506,946)

				$(490,577)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	940,165	BRL	4,697,255	Deutsche Bank AG	04/02/24	$3,599
USD	1,172,000	BRL	5,835,388	Goldman Sachs International	04/02/24	8,506
USD	2,202,215	BRL	11,002,706	HSBC Bank USA N.A.	04/02/24	8,431
USD	198,762	BRL	975,000	JPMorgan Chase Bank N.A.	04/02/24	4,361
USD	955,043	BRL	4,771,586	Morgan Stanley & Co. International PLC	04/02/24	3,656
USD	229,623	BRL	1,147,240	UBS AG	04/02/24	879
USD	570,033	BRL	2,848,000	UBS AG	04/02/24	2,182
AUD	717,071	USD	465,515	State Street Bank and Trust Co.	04/03/24	1,764
CAD	3,407,000	USD	2,505,880	Toronto-Dominion Bank	04/03/24	9,419
CNY	27,192,000	USD	3,743,897	State Street Bank and Trust Co.	04/03/24	27,255
GBP	2,198,218	USD	2,773,294	UBS AG	04/03/24	1,187
USD	3,778,633	CNY	27,192,000	State Street Bank and Trust Co.	04/03/24	7,481
USD	2,780,368	GBP	2,198,218	Westpac Banking Corp.	04/03/24	5,887
USD	126,979	HKD	993,000	JPMorgan Chase Bank N.A.	04/03/24	109
USD	3,312,034	JPY	494,563,000	JPMorgan Chase Bank N.A.	04/03/24	44,506
USD	1,032,006	JPY	153,520,000	Natwest Markets PLC	04/03/24	17,715
USD	235,772	NOK	2,500,000	Deutsche Bank AG	04/03/24	5,495
USD	128,273	PLN	506,000	Deutsche Bank AG	04/03/24	1,593
USD	203,039	PLN	810,000	Natwest Markets PLC	04/03/24	250
USD	129,780	PLN	510,000	State Street Bank and Trust Co.	04/03/24	2,099
USD	108,609	SEK	1,124,000	Morgan Stanley & Co. International PLC	04/03/24	3,601
PEN	213,199	USD	57,304	Deutsche Bank AG	04/05/24	8
USD	2,207,428	BRL	11,002,706	HSBC Bank USA N.A.	04/05/24	14,347
USD	45,623	EUR	41,870	Deutsche Bank AG	04/05/24	448
USD	110,561	EUR	101,469	Deutsche Bank AG	04/05/24	1,083
USD	118,147	EUR	108,430	Deutsche Bank AG	04/05/24	1,159
USD	24,761	EUR	22,700	Morgan Stanley & Co. International PLC	04/05/24	269
USD	32,378	EUR	29,700	Morgan Stanley & Co. International PLC	04/05/24	334
USD	1,258,307	ZAR	23,520,978	Deutsche Bank AG	04/05/24	16,629
USD	1,868,291	IDR	29,119,177,041	Bank of America N.A.	04/19/24	34,438
USD	540,265	IDR	8,431,909,395	Barclays Bank PLC	04/19/24	9,244
USD	950,702	EUR	872,000	Deutsche Bank AG	04/22/24	9,232
USD	952,312	EUR	873,477	Deutsche Bank AG	04/22/24	9,248
USD	153,881	EUR	141,553	Toronto-Dominion Bank	04/22/24	1,051
USD	1,434,124	PLN	5,672,236	Goldman Sachs International	04/22/24	14,250
AUD	171,627	EUR	103,500	HSBC Bank PLC	04/24/24	154
COP	1,203,441,800	GBP	242,000	Morgan Stanley & Co. International PLC	04/24/24	4,671
COP	1,031,756,880	USD	264,000	Barclays Bank PLC	04/24/24	1,901
COP	593,793,000	USD	153,000	Standard Chartered Bank	04/24/24	30
HUF	75,725,770	EUR	191,000	UBS AG	04/24/24	918
MXN	2,560,739	USD	153,000	Barclays Bank PLC	04/24/24	510
MXN	24,191,853	USD	1,435,000	Morgan Stanley & Co. International PLC	04/24/24	15,237
USD	228,000	CHF	202,968	Deutsche Bank AG	04/24/24	2,418
USD	376,000	CHF	331,264	Morgan Stanley & Co. International PLC	04/24/24	7,829
USD	454,000	CNH	3,262,217	UBS AG	04/24/24	4,529

24

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	300,000	CZK	6,947,625	Morgan Stanley & Co. International PLC	04/24/24	$3,825
USD	1,478,767	EUR	1,356,000	Deutsche Bank AG	04/24/24	14,620
USD	395,000	JPY	58,616,467	Morgan Stanley & Co. International PLC	04/24/24	6,485
USD	225,000	NOK	2,387,098	BNP Paribas SA	04/24/24	5,004
USD	305,000	SEK	3,227,083	HSBC Bank PLC	04/24/24	3,263
USD	555,000	TWD	17,540,775	Citibank N.A.	04/24/24	6,799
USD	228,000	ZAR	4,321,466	BNP Paribas SA	04/24/24	214
ZAR	5,632,534	EUR	272,000	Morgan Stanley & Co. International PLC	04/24/24	3,200
ZAR	12,912,248	USD	680,000	Citibank N.A.	04/24/24	610
USD	1,684,552	CNY	11,932,524	Citibank N.A.	04/29/24	8,662
USD	457,255	PLN	1,826,000	State Street Bank and Trust Co.	05/02/24	209
EUR	7,446,261	USD	8,041,910	JPMorgan Chase Bank N.A.	05/03/24	1,146
USD	127,023	HKD	993,000	Nomura International PLC	05/03/24	27
USD	1,016,317	MXN	16,940,000	Goldman Sachs International	05/03/24	2,231
USD	230,664	NOK	2,500,000	Morgan Stanley & Co. International PLC	05/03/24	210
USD	105,315	SEK	1,124,000	Natwest Markets PLC	05/03/24	181
USD	4,305,587	JPY	648,083,000	Morgan Stanley & Co. International PLC	05/08/24	740
CLP	20,158,560	USD	20,363	Citibank N.A.	05/16/24	186
CLP	147,829,440	USD	149,890	Citibank N.A.	05/16/24	798
COP	556,012,000	USD	141,341	Morgan Stanley & Co. International PLC	05/16/24	1,452
MXN	11,445,000	USD	678,264	BNP Paribas SA	05/16/24	5,438
PEN	141,000	USD	37,870	Deutsche Bank AG	05/16/24	2
USD	293,625	BRL	1,459,745	Goldman Sachs International	05/16/24	3,788
USD	2,150,421	BRL	10,704,797	Goldman Sachs International	05/16/24	24,953
USD	159,900	CHF	142,000	Deutsche Bank AG	05/16/24	1,694
USD	259,181	CZK	6,029,712	BNP Paribas SA	05/16/24	2,134
USD	1,900,115	CZK	44,217,885	BNP Paribas SA	05/16/24	15,108
USD	61,629	EUR	56,098	Deutsche Bank AG	05/16/24	1,004
USD	95,708	EUR	87,095	Deutsche Bank AG	05/16/24	1,584
USD	112,956	EUR	103,320	Deutsche Bank AG	05/16/24	1,298
USD	229,463	EUR	208,868	Deutsche Bank AG	05/16/24	3,740
USD	827,995	EUR	757,680	Deutsche Bank AG	05/16/24	9,172
USD	117,468	EUR	107,284	The Bank of New York Mellon	05/16/24	1,526
USD	206,668	EUR	188,751	The Bank of New York Mellon	05/16/24	2,684
USD	299,147	EUR	273,214	The Bank of New York Mellon	05/16/24	3,886
USD	100,585	HUF	36,805,142	Barclays Bank PLC	05/16/24	32
USD	124,899	IDR	1,967,781,105	Deutsche Bank AG	05/16/24	1,078
USD	1,024,704	IDR	16,144,211,571	Deutsche Bank AG	05/16/24	8,842
USD	175,857	IDR	2,756,987,983	UBS AG	05/16/24	2,376
USD	1,288,832	IDR	20,217,911,878	UBS AG	05/16/24	16,635
USD	334,527	PEN	1,236,000	BNP Paribas SA	05/16/24	2,545
USD	613,830	PEN	2,267,962	BNP Paribas SA	05/16/24	4,670
USD	303,972	PEN	1,125,000	Citibank N.A.	05/16/24	1,804
USD	555,130	PEN	2,054,537	Citibank N.A.	05/16/24	3,295
USD	573,019	PEN	2,100,000	Citibank N.A.	05/16/24	8,972
USD	113,999	PEN	421,000	Standard Chartered Bank	05/16/24	922
USD	263,231	PLN	1,050,275	BNP Paribas SA	05/16/24	387
USD	320,304	SEK	3,386,000	HSBC Bank PLC	05/16/24	3,420
USD	195,000	TWD	6,180,330	JPMorgan Chase Bank N.A.	05/16/24	1,646
USD	237,219	ZAR	4,479,000	Bank of America N.A.	05/16/24	1,551
USD	293,242	ZAR	5,546,858	State Street Bank and Trust Co.	05/16/24	1,388
USD	2,147,150	ZAR	40,676,958	State Street Bank and Trust Co.	05/16/24	6,888
COP	2,501,665,000	USD	569,985	BNP Paribas SA	05/17/24	72,381
USD	1,908,116	CZK	44,546,887	Citibank N.A.	06/04/24	8,880
AUD	1,900,000	JPY	182,077,551	State Street Bank and Trust Co.	06/20/24	23,457
AUD	1,063,000	NZD	1,143,782	HSBC Bank PLC	06/20/24	10,834
CNH	10,789	AUD	2,278	Citibank N.A.	06/20/24	3
CNY	26,430	JPY	534,673	State Street Bank and Trust Co.	06/20/24	133
COP	375,000,000	USD	94,109	Bank of America N.A.	06/20/24	1,661
EUR	1,843,672	AUD	3,052,346	Toronto-Dominion Bank	06/20/24	1,901
GBP	70,000	USD	88,169	BNP Paribas SA	06/20/24	218
HUF	84,000,000	EUR	211,493	Citibank N.A.	06/20/24	219

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	143,000,000	USD	954,660	Barclays Bank PLC	06/20/24	$1,456
MXN	102,550,000	USD	6,009,400	Citibank N.A.	06/20/24	83,087
MXN	197,616,281	USD	11,580,672	HSBC Bank PLC	06/20/24	159,695
MXN	1,600,000	USD	93,675	JPMorgan Chase Bank N.A.	06/20/24	1,381
MXN	11,123,065	USD	651,812	Toronto-Dominion Bank	06/20/24	9,008
TRY	799,951	USD	22,000	JPMorgan Chase Bank N.A.	06/20/24	565
USD	2,790,000	AUD	4,204,475	Morgan Stanley & Co. International PLC	06/20/24	44,144
USD	396,602	BRL	1,996,990	Citibank N.A.	06/20/24	1,378
USD	1,203,188	BRL	6,058,352	Citibank N.A.	06/20/24	4,179
USD	2,427,884	BRL	12,225,003	Citibank N.A.	06/20/24	8,434
USD	2,321,465	BRL	11,685,000	Goldman Sachs International	06/20/24	8,886
USD	230,295	CAD	309,879	The Bank of New York Mellon	06/20/24	1,267
USD	7,294	CHF	6,328	UBS AG	06/20/24	217
USD	3,592,705	CHF	3,117,397	UBS AG	06/20/24	106,024
USD	1,120,137	CNH	7,994,493	Morgan Stanley & Co. International PLC	06/20/24	15,337
USD	48,390	CNH	345,364	The Bank of New York Mellon	06/20/24	662
USD	3,819,489	CNH	27,260,000	The Bank of New York Mellon	06/20/24	52,288
USD	491,512	CZK	11,349,606	Barclays Bank PLC	06/20/24	7,563
USD	1,874,761	CZK	43,305,000	Deutsche Bank AG	06/20/24	28,231
USD	819	DKK	5,552	Deutsche Bank AG	06/20/24	13
USD	1,040,261	EUR	960,000	BNP Paribas SA	06/20/24	1,295
USD	241,520	EUR	221,650	Deutsche Bank AG	06/20/24	1,638
USD	4,650,000	EUR	4,232,400	Deutsche Bank AG	06/20/24	69,460
USD	16,161,132	EUR	14,714,459	Deutsche Bank AG	06/20/24	236,321
USD	955,325	EUR	870,000	HSBC Bank PLC	06/20/24	13,763
USD	1,051,296	EUR	970,000	HSBC Bank PLC	06/20/24	1,507
USD	60,131,940	EUR	55,000,000	Morgan Stanley & Co. International PLC	06/20/24	607,864
USD	219,204	EUR	200,000	Standard Chartered Bank	06/20/24	2,753
USD	383,608	EUR	350,000	Standard Chartered Bank	06/20/24	4,818
USD	569,931	EUR	520,000	Standard Chartered Bank	06/20/24	7,158
USD	11,261,340	GBP	8,764,140	Deutsche Bank AG	06/20/24	195,113
USD	1,912,955	GBP	1,500,000	Morgan Stanley & Co. International PLC	06/20/24	18,948
USD	89,207	GBP	70,000	Standard Chartered Bank	06/20/24	820
USD	57,703	HKD	450,000	Westpac Banking Corp.	06/20/24	79
USD	743,687	HUF	269,785,000	Toronto-Dominion Bank	06/20/24	7,851
USD	761,000	IDR	11,822,135,000	Goldman Sachs International	06/20/24	17,798
USD	1,536,052	IDR	23,862,567,820	Goldman Sachs International	06/20/24	35,925
USD	4,343,261	INR	360,535,000	HSBC Bank USA N.A.	06/20/24	29,919
USD	78,000	INR	6,475,365	Royal Bank of Canada	06/20/24	531
USD	2,265,095	INR	188,262,650	State Street Bank and Trust Co.	06/20/24	12,772
USD	2,265,095	INR	188,262,650	State Street Bank and Trust Co.	06/20/24	12,772
USD	4,375,718	INR	363,029,700	Toronto-Dominion Bank	06/20/24	32,530
USD	21,835,221	JPY	3,154,109,393	Societe Generale	06/20/24	746,442
USD	309,704	KRW	405,000,000	Morgan Stanley & Co. International PLC	06/20/24	8,339
USD	49,958	NOK	520,000	Natwest Markets PLC	06/20/24	1,971
USD	491,747	NOK	5,118,505	Natwest Markets PLC	06/20/24	19,400
USD	316,557	PLN	1,240,000	State Street Bank and Trust Co.	06/20/24	6,370
USD	318,423	PLN	1,249,338	State Street Bank and Trust Co.	06/20/24	5,900
USD	33,534	SEK	341,550	The Bank of New York Mellon	06/20/24	1,523
USD	129,736	SEK	1,321,361	The Bank of New York Mellon	06/20/24	5,892
USD	312,805	TWD	9,600,000	Bank of America N.A.	06/20/24	11,719
USD	1,900,162	ZAR	35,835,000	State Street Bank and Trust Co.	06/20/24	20,260
USD	4,224,829	ZAR	79,675,694	State Street Bank and Trust Co.	06/20/24	45,046
USD	9,140,000	ZAR	172,370,495	State Street Bank and Trust Co.	06/20/24	97,452
USD	102,399	EUR	94,270	Morgan Stanley & Co. International PLC	07/02/24	322
USD	117,779	EUR	108,430	Morgan Stanley & Co. International PLC	07/02/24	370
USD	337,710	EUR	310,923	Standard Chartered Bank	07/02/24	1,038
USD	1,235,462	ZAR	23,520,978	Toronto-Dominion Bank	07/02/24	2,856
COP	843,222,800	USD	197,974	Barclays Bank PLC	08/15/24	15,504
COP	2,089,906,000	USD	490,675	Barclays Bank PLC	08/15/24	38,427
COP	2,168,287,200	USD	501,442	BNP Paribas SA	08/15/24	47,503
COP	5,374,044,000	USD	1,242,812	BNP Paribas SA	08/15/24	117,734

26

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	2,993,471,000	USD	692,452	Morgan Stanley & Co. International PLC	08/15/24	$65,405
USD	784,748	BRL	3,989,346	Morgan Stanley & Co. International PLC	10/02/24	3,037
COP	1,462,326,250	USD	351,399	BNP Paribas SA	10/23/24	15,087
COP	1,809,750,000	USD	434,886	BNP Paribas SA	10/23/24	18,671
COP	4,386,978,750	USD	1,054,732	BNP Paribas SA	10/23/24	44,726
COP	5,429,250,000	USD	1,305,318	BNP Paribas SA	10/23/24	55,352
TRY	7,029,000	USD	164,334	BNP Paribas SA	12/06/24	25
TRY	10,066,000	USD	235,338	BNP Paribas SA	12/06/24	36
USD	728,000	CNH	5,101,096	Morgan Stanley & Co. International PLC	01/27/25	12,642
COP	2,949,940,000	USD	712,030	BNP Paribas SA	02/24/25	15,197
COP	3,665,244,000	USD	884,684	BNP Paribas SA	02/24/25	18,882

						3,922,501

BRL	4,697,255	USD	942,000	Deutsche Bank AG	04/02/24	(5,434)
BRL	5,835,388	USD	1,167,965	Goldman Sachs International	04/02/24	(4,471)
BRL	11,002,706	USD	2,208,536	HSBC Bank USA N.A.	04/02/24	(14,752)
BRL	975,000	USD	195,148	JPMorgan Chase Bank N.A.	04/02/24	(747)
BRL	4,771,586	USD	955,177	Morgan Stanley & Co. International PLC	04/02/24	(3,790)
BRL	3,796,586	USD	759,895	State Street Bank and Trust Co.	04/02/24	(2,909)
BRL	4,585,137	USD	917,725	State Street Bank and Trust Co.	04/02/24	(3,513)
BRL	9,265,569	USD	1,854,523	State Street Bank and Trust Co.	04/02/24	(7,100)
BRL	1,147,240	USD	230,000	UBS AG	04/02/24	(1,257)
BRL	2,848,000	USD	570,970	UBS AG	04/02/24	(3,119)
USD	724,844	BRL	3,796,586	State Street Bank and Trust Co.	04/02/24	(32,142)
USD	892,362	BRL	4,585,137	State Street Bank and Trust Co.	04/02/24	(21,849)
USD	1,768,981	BRL	9,265,569	State Street Bank and Trust Co.	04/02/24	(78,443)
EUR	7,446,261	USD	8,075,046	Bank of America N.A.	04/03/24	(41,648)
HKD	993,000	USD	126,900	Nomura International PLC	04/03/24	(30)
JPY	648,083,000	USD	4,282,675	Morgan Stanley & Co. International PLC	04/03/24	(855)
MXN	16,940,000	USD	1,021,081	Goldman Sachs International	04/03/24	(2,260)
NOK	2,500,000	USD	230,487	Morgan Stanley & Co. International PLC	04/03/24	(210)
PLN	1,826,000	USD	457,372	State Street Bank and Trust Co.	04/03/24	(220)
SEK	1,124,000	USD	105,188	Natwest Markets PLC	04/03/24	(180)
USD	466,011	AUD	717,071	The Bank of New York Mellon	04/03/24	(1,269)
USD	2,507,745	CAD	3,407,000	UBS AG	04/03/24	(7,555)
USD	8,032,207	EUR	7,446,261	JPMorgan Chase Bank N.A.	04/03/24	(1,191)
USD	465,398	MXN	7,790,000	Morgan Stanley & Co. International PLC	04/03/24	(3,115)
USD	533,092	MXN	9,150,000	State Street Bank and Trust Co.	04/03/24	(17,215)
EUR	94,270	USD	102,030	Morgan Stanley & Co. International PLC	04/05/24	(319)
EUR	108,430	USD	117,355	Morgan Stanley & Co. International PLC	04/05/24	(367)
EUR	310,923	USD	336,487	Standard Chartered Bank	04/05/24	(1,022)
USD	225,858	EUR	209,454	Deutsche Bank AG	04/05/24	(129)
USD	229,395	PEN	874,108	Citibank N.A.	04/05/24	(5,581)
USD	1,093,051	PEN	4,163,977	Citibank N.A.	04/05/24	(26,298)
ZAR	23,520,978	USD	1,244,556	Toronto-Dominion Bank	04/05/24	(2,878)
USD	1,489,453	COP	5,849,305,000	JPMorgan Chase Bank N.A.	04/19/24	(19,228)
USD	2,269,620	COP	8,913,138,107	JPMorgan Chase Bank N.A.	04/19/24	(29,299)
EUR	241,510	USD	261,711	Bank of America N.A.	04/22/24	(961)
EUR	204,747	USD	221,867	Citibank N.A.	04/22/24	(808)
EUR	275,721	USD	301,534	JPMorgan Chase Bank N.A.	04/22/24	(3,847)
EUR	161,322	USD	175,593	Nomura International PLC	04/22/24	(1,419)
USD	642,573	COP	2,501,665,000	BNP Paribas SA	04/22/24	(2,356)
USD	2,329,600	COP	9,131,334,000	Citibank N.A.	04/22/24	(24,455)
USD	758,067	COP	2,949,940,000	Standard Chartered Bank	04/22/24	(2,427)
USD	1,543,142	COP	6,004,981,000	Standard Chartered Bank	04/22/24	(4,941)
USD	251,523	MXN	4,332,455	Barclays Bank PLC	04/22/24	(8,277)
USD	5,553,227	MXN	95,653,779	Barclays Bank PLC	04/22/24	(182,743)
AUD	349,000	USD	229,789	Goldman Sachs International	04/24/24	(2,226)
AUD	351,500	USD	231,166	Morgan Stanley & Co. International PLC	04/24/24	(1,973)
CLP	201,391,713	USD	213,000	HSBC Bank USA N.A.	04/24/24	(7,593)
CLP	221,616,000	USD	228,000	Morgan Stanley & Co. International PLC	04/24/24	(1,966)
CLP	297,661,500	USD	306,000	Standard Chartered Bank	04/24/24	(2,404)

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNH	1,160,381	USD	161,306	BNP Paribas SA	04/24/24	$(1,428)
CNH	1,256,731	USD	174,694	Standard Chartered Bank	04/24/24	(1,541)
COP	1,467,231,000	USD	381,000	Societe Generale	04/24/24	(2,871)
EUR	572,000	GBP	489,604	Morgan Stanley & Co. International PLC	04/24/24	(405)
EUR	284,000	MXN	5,219,778	Morgan Stanley & Co. International PLC	04/24/24	(6,262)
EUR	554,000	PLN	2,395,036	Morgan Stanley & Co. International PLC	04/24/24	(1,332)
EUR	282,000	USD	305,609	Barclays Bank PLC	04/24/24	(1,118)
GBP	241,000	USD	304,595	Morgan Stanley & Co. International PLC	04/24/24	(382)
HUF	199,053,300	USD	547,000	Deutsche Bank AG	04/24/24	(2,482)
IDR	13,186,139,500	USD	838,000	Citibank N.A.	04/24/24	(7,717)
INR	37,344,600	USD	450,000	JPMorgan Chase Bank N.A.	04/24/24	(2,392)
JPY	34,274,328	USD	228,000	Barclays Bank PLC	04/24/24	(827)
JPY	67,641,858	USD	456,000	Morgan Stanley & Co. International PLC	04/24/24	(7,664)
KRW	306,386,604	USD	230,000	BNP Paribas SA	04/24/24	(2,734)
MYR	2,872,185	USD	610,000	Barclays Bank PLC	04/24/24	(7,552)
NOK	2,372,008	EUR	205,000	Morgan Stanley & Co. International PLC	04/24/24	(2,744)
PLN	5,959,545	USD	1,502,000	HSBC Bank PLC	04/24/24	(10,231)
THB	13,180,805	USD	367,000	Barclays Bank PLC	04/24/24	(5,115)
USD	228,000	CLP	225,172,800	BNP Paribas SA	04/24/24	(1,662)
USD	749,000	COP	2,927,219,330	Barclays Bank PLC	04/24/24	(5,392)
USD	450,000	MXN	7,586,295	Morgan Stanley & Co. International PLC	04/24/24	(4,778)
USD	458,000	PEN	1,708,569	Deutsche Bank AG	04/24/24	(1,099)
BRL	764,933	USD	153,000	Goldman Sachs International	05/03/24	(957)
BRL	5,853,554	USD	1,172,000	Goldman Sachs International	05/03/24	(8,507)
USD	465,917	AUD	717,071	State Street Bank and Trust Co.	05/03/24	(1,765)
USD	2,506,966	CAD	3,407,000	Toronto-Dominion Bank	05/03/24	(9,432)
USD	2,773,736	GBP	2,198,218	UBS AG	05/03/24	(1,200)
USD	3,748,649	CNY	27,192,000	State Street Bank and Trust Co.	05/08/24	(68,174)
AUD	485,000	USD	319,542	Goldman Sachs International	05/16/24	(3,102)
AUD	3,840	USD	2,530	Morgan Stanley & Co. International PLC	05/16/24	(25)
AUD	28,160	USD	18,531	Morgan Stanley & Co. International PLC	05/16/24	(157)
BRL	4,855,000	USD	965,764	BNP Paribas SA	05/16/24	(1,790)
CLP	154,665,000	USD	158,908	Standard Chartered Bank	05/16/24	(1,252)
CZK	6,653,000	USD	286,343	Barclays Bank PLC	05/16/24	(2,726)
CZK	11,239,584	USD	484,298	Barclays Bank PLC	05/16/24	(5,155)
EUR	301,840	GBP	258,778	HSBC Bank PLC	05/16/24	(496)
EUR	41,160	GBP	35,299	Morgan Stanley & Co. International PLC	05/16/24	(82)
EUR	880	HUF	349,373	Goldman Sachs International	05/16/24	(3)
EUR	120	HUF	47,623	Standard Chartered Bank	05/16/24	—
EUR	296,000	USD	321,069	Barclays Bank PLC	05/16/24	(1,183)
GBP	253,000	USD	319,800	Morgan Stanley & Co. International PLC	05/16/24	(401)
HUF	179,231,000	USD	491,548	Bank of America N.A.	05/16/24	(1,882)
HUF	40,955,750	USD	112,802	Deutsche Bank AG	05/16/24	(910)
HUF	300,342,168	USD	826,525	Goldman Sachs International	05/16/24	(5,979)
IDR	12,249,401,000	USD	776,987	Royal Bank of Canada	05/16/24	(6,203)
INR	61,531,360	USD	741,440	BNP Paribas SA	05/16/24	(4,436)
INR	8,390,640	USD	101,063	Citibank N.A.	05/16/24	(562)
INR	18,513,000	USD	222,152	HSBC Bank USA N.A.	05/16/24	(409)
JPY	24,100,000	USD	160,855	Barclays Bank PLC	05/16/24	(571)
JPY	29,164,034	USD	195,000	Commonwealth Bank of Australia	05/16/24	(1,037)
KRW	175,717,440	USD	132,561	Barclays Bank PLC	05/16/24	(2,043)
KRW	447,213,000	USD	335,069	Barclays Bank PLC	05/16/24	(2,891)
KRW	1,288,594,560	USD	971,937	Citibank N.A.	05/16/24	(14,805)
MYR	701,026	USD	148,844	Barclays Bank PLC	05/16/24	(1,694)
MYR	1,808,000	USD	381,636	Barclays Bank PLC	05/16/24	(2,125)
MYR	5,140,857	USD	1,092,103	Barclays Bank PLC	05/16/24	(13,005)
NOK	471,198	EUR	41,160	JPMorgan Chase Bank N.A.	05/16/24	(1,033)
NOK	3,456,634	EUR	301,840	State Street Bank and Trust Co.	05/16/24	(7,463)
PLN	3,730,000	USD	938,223	Barclays Bank PLC	05/16/24	(4,747)
PLN	461,030	USD	116,715	Citibank N.A.	05/16/24	(1,337)
PLN	3,380,885	USD	854,941	Citibank N.A.	05/16/24	(8,834)
RON	207,240	USD	45,377	Barclays Bank PLC	05/16/24	(423)

28

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RON	1,519,760	USD	332,670	Goldman Sachs International	05/16/24	$(3,006)
THB	6,091,914	USD	171,781	Barclays Bank PLC	05/16/24	(4,228)
THB	13,801,000	USD	382,883	HSBC Bank PLC	05/16/24	(3,297)
THB	44,674,038	USD	1,259,666	HSBC Bank PLC	05/16/24	(30,943)
USD	388,217	BRL	1,960,767	State Street Bank and Trust Co.	05/16/24	(1,099)
USD	699,426	BRL	3,530,563	State Street Bank and Trust Co.	05/16/24	(1,578)
USD	336,895	COP	1,336,410,381	BNP Paribas SA	05/16/24	(6,316)
USD	2,471,090	COP	9,800,342,791	Morgan Stanley & Co. International PLC	05/16/24	(45,793)
USD	4,163,189	COP	16,394,222,932	Morgan Stanley & Co. International PLC	05/16/24	(47,107)
USD	153,245	COP	604,514,081	State Street Bank and Trust Co.	05/16/24	(2,004)
USD	164,518	COP	646,047,094	State Street Bank and Trust Co.	05/16/24	(1,397)
USD	258,866	COP	1,021,161,217	State Street Bank and Trust Co.	05/16/24	(3,384)
USD	497,659	COP	1,949,454,031	State Street Bank and Trust Co.	05/16/24	(2,992)
USD	778,512	COP	3,057,139,716	State Street Bank and Trust Co.	05/16/24	(6,610)
USD	85,239	MXN	1,454,437	State Street Bank and Trust Co.	05/16/24	(1,646)
USD	267,508	MXN	4,549,002	The Bank of New York Mellon	05/16/24	(4,240)
USD	624,629	MXN	10,665,869	The Bank of New York Mellon	05/16/24	(12,529)
USD	8,721	PEN	32,520	Goldman Sachs International	05/16/24	(13)
USD	63,799	PEN	238,480	Goldman Sachs International	05/16/24	(255)
ZAR	11,670,000	USD	617,722	Bank of America N.A.	05/16/24	(3,692)
ZAR	60,433	USD	3,203	Morgan Stanley & Co. International PLC	05/16/24	(23)
ZAR	11,163,166	USD	588,289	Morgan Stanley & Co. International PLC	05/16/24	(927)
AUD	1,900,377	USD	1,260,898	State Street Bank and Trust Co.	06/20/24	(19,801)
AUD	23,402,433	USD	15,527,493	State Street Bank and Trust Co.	06/20/24	(243,847)
BRL	470,000	USD	93,825	Citibank N.A.	06/20/24	(807)
CAD	2,241,262	USD	1,665,667	Morgan Stanley & Co. International PLC	06/20/24	(9,175)
CAD	22,710,391	USD	16,880,000	Morgan Stanley & Co. International PLC	06/20/24	(95,002)
CAD	457,435	USD	340,000	Toronto-Dominion Bank	06/20/24	(1,915)
CHF	520,638	USD	600,000	Toronto-Dominion Bank	06/20/24	(17,688)
CNH	21,274,866	USD	2,980,607	Citibank N.A.	06/20/24	(40,523)
CNH	15,825,668	USD	2,217,384	HSBC Bank PLC	06/20/24	(30,354)
CNH	21,216,917	USD	2,972,692	HSBC Bank PLC	06/20/24	(40,616)
CNH	29,977,895	USD	4,200,000	HSBC Bank PLC	06/20/24	(57,200)
CNH	89,642,071	USD	12,559,151	HSBC Bank PLC	06/20/24	(171,049)
CZK	12,236,444	USD	530,000	Morgan Stanley & Co. International PLC	06/20/24	(8,237)
CZK	13,999,650	USD	606,083	UBS AG	06/20/24	(9,136)
DKK	7,311,780	USD	1,078,397	HSBC Bank PLC	06/20/24	(16,642)
DKK	2,711,280	USD	400,000	Societe Generale	06/20/24	(6,291)
EUR	1,134,209	JPY	185,560,000	Bank of America N.A.	06/20/24	(13,173)
EUR	417,898	JPY	68,295,000	Barclays Bank PLC	06/20/24	(4,356)
EUR	520,000	USD	570,778	Barclays Bank PLC	06/20/24	(8,005)
EUR	870,000	USD	955,234	HSBC Bank PLC	06/20/24	(13,671)
EUR	960,000	USD	1,042,565	HSBC Bank PLC	06/20/24	(3,599)
EUR	970,000	USD	1,053,686	Morgan Stanley & Co. International PLC	06/20/24	(3,898)
EUR	3,545,000	USD	3,893,503	Nomura International PLC	06/20/24	(56,906)
EUR	40,754,710	USD	44,762,059	Nomura International PLC	06/20/24	(655,033)
GBP	5,404,984	EUR	6,322,998	Deutsche Bank AG	06/20/24	(18,385)
GBP	1,500,000	USD	1,904,040	Barclays Bank PLC	06/20/24	(10,033)
GBP	5,568,149	USD	7,154,274	Nomura International PLC	06/20/24	(123,533)
IDR	26,928,247,495	USD	1,733,247	Barclays Bank PLC	06/20/24	(40,396)
IDR	11,162,534,435	USD	718,541	Goldman Sachs International	06/20/24	(16,805)
INR	7,800,000	USD	93,961	JPMorgan Chase Bank N.A.	06/20/24	(644)
INR	59,651,477	USD	718,541	Royal Bank of Canada	06/20/24	(4,887)
INR	125,105,000	USD	1,506,990	Royal Bank of Canada	06/20/24	(10,268)
JPY	383,363,520	AUD	4,000,000	Morgan Stanley & Co. International PLC	06/20/24	(49,100)
JPY	276,840,209	AUD	2,888,467	UBS AG	06/20/24	(35,409)
JPY	83,000,000	EUR	514,180	HSBC Bank PLC	06/20/24	(1,526)
JPY	170,855,000	EUR	1,070,409	Toronto-Dominion Bank	06/20/24	(16,098)
JPY	3,358,850,660	EUR	21,166,501	Toronto-Dominion Bank	06/20/24	(449,866)
JPY	222,678,000	USD	1,500,000	Goldman Sachs International	06/20/24	(11,146)
JPY	374,902,550	USD	2,595,370	Societe Generale	06/20/24	(88,723)
JPY	5,584,065,115	USD	38,657,281	Societe Generale	06/20/24	(1,321,508)

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	405,000,000	USD	315,494	Citibank N.A.	06/20/24	$(14,129)
KRW	2,045,905,000	USD	1,568,960	Goldman Sachs International	06/20/24	(46,577)
KRW	782,498,400	USD	600,000	Morgan Stanley & Co. International PLC	06/20/24	(17,733)
MYR	2,566,300	USD	550,000	Morgan Stanley & Co. International PLC	06/20/24	(10,375)
NOK	14,346,499	CAD	1,854,366	UBS AG	06/20/24	(46,614)
NOK	8,768,843	USD	841,985	HSBC Bank PLC	06/20/24	(32,777)
NOK	19,783,102	USD	1,900,000	UBS AG	06/20/24	(74,371)
NZD	130,164	AUD	120,000	Barclays Bank PLC	06/20/24	(599)
NZD	259,586	AUD	240,000	Barclays Bank PLC	06/20/24	(1,641)
NZD	316,149	AUD	290,000	Deutsche Bank AG	06/20/24	(499)
NZD	141,357	AUD	130,000	Morgan Stanley & Co. International PLC	06/20/24	(442)
NZD	152,970	AUD	140,000	Standard Chartered Bank	06/20/24	(34)
NZD	283,189	USD	174,971	Nomura International PLC	06/20/24	(5,771)
PLN	6,937,368	USD	1,770,000	Morgan Stanley & Co. International PLC	06/20/24	(34,610)
PLN	1,056,594	USD	269,243	Toronto-Dominion Bank	06/20/24	(4,935)
SEK	37,137,075	USD	3,646,000	JPMorgan Chase Bank N.A.	06/20/24	(165,331)
SGD	2,382,863	USD	1,800,000	State Street Bank and Trust Co.	06/20/24	(28,920)
THB	27,364,094	EUR	707,824	JPMorgan Chase Bank N.A.	06/20/24	(11,216)
TWD	9,600,000	USD	317,502	BNP Paribas SA	06/20/24	(16,416)
USD	955,649	JPY	143,000,000	Barclays Bank PLC	06/20/24	(467)
USD	5,088,372	MXN	86,844,564	State Street Bank and Trust Co.	06/20/24	(71,056)
USD	24,225,262	MXN	413,313,191	State Street Bank and Trust Co.	06/20/24	(329,640)
USD	1,931	TRY	70,221	JPMorgan Chase Bank N.A.	06/20/24	(50)
ZAR	293,253,783	USD	15,548,885	The Bank of New York Mellon	06/20/24	(164,805)
TRY	1,507,800	USD	38,689	Barclays Bank PLC	12/04/24	(3,361)
TRY	1,828,100	USD	46,908	Barclays Bank PLC	12/04/24	(4,075)
TRY	3,030,678	USD	74,664	Barclays Bank PLC	12/04/24	(3,654)
TRY	3,674,481	USD	90,525	Barclays Bank PLC	12/04/24	(4,431)
TRY	1,492,722	USD	38,903	Goldman Sachs International	12/04/24	(3,929)
TRY	1,507,800	USD	38,558	Goldman Sachs International	12/04/24	(3,230)
TRY	1,809,819	USD	47,168	Goldman Sachs International	12/04/24	(4,763)
TRY	1,828,100	USD	46,749	Goldman Sachs International	12/04/24	(3,916)
TRY	3,015,600	USD	77,472	Goldman Sachs International	12/04/24	(6,816)
TRY	3,656,200	USD	93,929	Goldman Sachs International	12/04/24	(8,264)
TRY	4,523,400	USD	116,119	Goldman Sachs International	12/04/24	(10,134)
TRY	5,484,300	USD	140,786	Goldman Sachs International	12/04/24	(12,287)
CNY	5,088,720	USD	728,000	Morgan Stanley & Co. International PLC	01/27/25	(8,263)

						(5,919,776)

						$(1,997,275)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust	249	04/05/24	USD	529.00	USD	13,024	$20,169
SPDR S&P 500 ETF Trust	205	04/05/24	USD	527.00	USD	10,723	28,495
SPDR S&P 500 ETF Trust	249	04/05/24	USD	530.00	USD	13,024	14,940
SPDR S&P 500 ETF Trust	205	04/12/24	USD	528.00	USD	10,723	52,172
Amazon.com, Inc.	28	04/19/24	USD	185.00	USD	505	6,090
BMW AG	31	04/19/24	EUR	110.00	EUR	332	3,746
Daimler AG	52	04/19/24	EUR	75.00	EUR	384	5,077
Deckers Outdoor Corp.	1	04/19/24	USD	900.00	USD	94	5,260
Deckers Outdoor Corp.	3	04/19/24	USD	960.00	USD	282	4,830
Delta Air Lines, Inc.	72	04/19/24	USD	45.00	USD	345	25,200
Exxon Mobil Corp.	46	04/19/24	USD	105.00	USD	535	52,325
iShares China Large-Cap ETF	421	04/19/24	USD	26.00	USD	1,013	3,579
Las Vegas Sands Corp.	31	04/19/24	USD	57.50	USD	160	465
Merck & Co., Inc.	29	04/19/24	USD	125.00	USD	383	21,750
Merck & Co., Inc.	40	04/19/24	USD	130.00	USD	528	13,500

30

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc.

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Norfolk Southern Corp.	9	04/19/24	USD	270.00	USD	229	$810
PNC Financial Services Group, Inc.	24	04/19/24	USD	160.00	USD	388	11,760
Salesforce, Inc.	8	04/19/24	USD	330.00	USD	241	456
Uber Technologies, Inc.	72	04/19/24	USD	80.00	USD	554	9,396
Wells Fargo & Co.	212	04/19/24	USD	60.00	USD	1,229	15,794
Wynn Resorts Ltd.	12	04/19/24	USD	110.00	USD	123	564
10-Year U.S. Treasury Note Future	158	04/26/24	USD	110.50	USD	17,506	135,781
Adobe, Inc.	3	05/17/24	USD	600.00	USD	151	356
Advanced Micro Devices, Inc.	11	05/17/24	USD	200.00	USD	199	7,562
Bank of America Corp.	73	05/17/24	USD	39.00	USD	277	6,643
Caterpillar, Inc.	15	05/17/24	USD	380.00	USD	550	13,912
Costco Wholesale Corp.	3	05/17/24	USD	825.00	USD	220	341
D.R. Horton, Inc.	14	05/17/24	USD	165.00	USD	230	11,061
D.R. Horton, Inc.	8	05/17/24	USD	155.00	USD	132	11,080
Eli Lilly & Co.	2	05/17/24	USD	820.00	USD	156	4,515
Shell PLC	6	05/17/24	GBP	26.25	GBP	158	5,907
Walt Disney Co.	122	05/17/24	USD	130.00	USD	1,493	34,160
Crowdstrike Holdings, Inc., Class A	5	06/21/24	USD	360.00	USD	160	7,513
JPMorgan Chase & Co.	125	06/21/24	USD	210.00	USD	2,504	48,750
Lam Research Corp.	2	06/21/24	USD	1,060.00	USD	194	7,705
Walmart, Inc.	35	06/21/24	USD	65.00	USD	211	1,803

							593,467

Put
SPDR S&P 500 ETF Trust	369	04/19/24	USD	485.00	USD	19,301	13,837
Tesla, Inc.	24	04/19/24	USD	170.00	USD	422	15,900
2-Year U.S. Treasury Note Future	20	04/26/24	USD	102.00	USD	4,090	4,375
3-Month SOFR Future	763	05/10/24	USD	94.75	USD	180,936	28,612
Tesla, Inc.	9	05/17/24	USD	190.00	USD	158	19,215
iShares iBoxx $ High Yield Corporate Bond ETF	104	06/21/24	USD	76.00	USD	808	27,924

							109,863

							$703,330

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
EUR Currency	One Touch	Barclays Bank PLC	—	04/24/24	USD	1.11	USD	1.11	EUR	70	$3,162
USD Currency	One Touch	Barclays Bank PLC	—	10/23/24	CNH	7.50	CNH	7.50	USD	112	12,365

											15,527

Put
EUR Currency	One Touch	Bank of America N.A.	—	04/12/24	USD	1.06	USD	1.06	EUR	165	9,379
USD Currency	Down-and-out	Bank of America N.A.	—	06/03/24	BRL	4.85	BRL	4.71	USD	746	791
EUR Currency	One Touch	Bank of America N.A.	—	08/01/24	USD	1.04	USD	1.04	EUR	50	5,060
EUR Currency	One Touch	Bank of America N.A.	—	08/05/24	USD	1.04	USD	1.04	EUR	200	20,796
EUR Currency	One Touch	Bank of America N.A.	—	08/12/24	JPY	150.00	JPY	150.00	EUR	120	10,099
EUR Currency	Down-and-out	Bank of America N.A.	—	08/13/24	PLN	4.31	PLN	4.20	EUR	422	1,326
EUR Currency	One Touch	Bank of America N.A.	—	08/16/24	PLN	4.20	PLN	4.20	EUR	30	3,732
EUR Currency	One Touch	Citibank N.A.	—	09/04/24	JPY	145.00	JPY	145.00	EUR	220	10,468
USD Currency	One Touch	UBS AG	—	11/21/24	TRY	35.00	TRY	35.00	USD	38	2,098
CNH Currency	One Touch	Standard Chartered Bank	—	01/23/25	INR	11.50	INR	11.50	CNH	537	17,878

											81,627

											$97,154

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc.

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	Morgan Stanley & Co. International PLC	—	04/02/24	USD	1.09	EUR	699	$10
USD Currency	Standard Chartered Bank	—	04/05/24	CNH	7.20	USD	746	6,560
USD Currency	Bank of America N.A.	—	04/18/24	CLP	945.00	USD	532	20,113
USD Currency	Bank of America N.A.	—	04/30/24	ZAR	19.30	USD	305	2,304
USD Currency	Bank of America N.A.	—	04/30/24	ZAR	19.30	USD	320	2,417
NOK Currency	JPMorgan Chase Bank N.A.	—	05/02/24	SEK	1.02	NOK	60,260	1,576
TOPIX Banks Index	BNP Paribas SA	1,000,000	05/10/24	JPY	291.99	JPY	310,430	155,100
EUR Currency	BNP Paribas SA	—	05/29/24	USD	1.11	EUR	1,043	1,222
USD Currency	Goldman Sachs International	—	08/15/24	ZAR	20.80	USD	753	8,939
USD Currency	HSBC Bank USA N.A.	—	08/21/24	CNH	8.50	USD	21,309	1,747

								199,988

Put
USD Currency	Bank of America N.A.	—	04/03/24	KRW	1,330.00	USD	535	167
USD Currency	Goldman Sachs International	—	04/18/24	BRL	4.95	USD	477	1,089
USD Currency	Goldman Sachs International	—	04/18/24	BRL	4.95	USD	535	1,222
EUR Currency	BNP Paribas SA	—	05/02/24	USD	1.08	EUR	12,206	65,143
EUR Currency	Deutsche Bank AG	—	05/09/24	MXN	18.30	EUR	1,654	31,438
EUR Currency	BNP Paribas SA	—	05/13/24	USD	1.06	EUR	13,970	24,130
EUR Currency	Bank of America N.A.	—	05/30/24	USD	1.07	EUR	3,432	21,983
EUR Currency	Bank of America N.A.	—	06/21/24	JPY	158.00	EUR	6,990	51,657
USD Currency	Goldman Sachs International	—	12/06/24	TRY	42.50	USD	625	33,076

								229,905

								$429,893

OTC Dual Binary Options Purchased

Description	Counterparty	Units	Expiration Date	Notional Amount (000)		Value
Call
Dual Binary Option payout at expiry if USD JPY >= 154.25 and JPY 10-year swap > 1.25%	Bank of America N.A.	120,200	04/08/24	USD	18,541	$5,144
Dual Binary Option payout at expiry if USD JPY >= 154.25 and JPY 10-year swap > 1.27%	Bank of America N.A.	120,200	05/08/24	USD	18,541	18,287

						$23,431

OTC Credit Default Swaptions Purchased

	Paid by the Fund	Received by the Fund			Expiration Date	Credit Rating	Exercise Price	Notional Amount (000)(a)	Value
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty
Put
Bought Protection on 5-Year Credit Default Swap, 12/20/28	1.00%	iTraxx.EUR.40.V1	Quarterly	Deutsche Bank AG	06/19/24	—	EUR 0.68	EUR 2,371	$1,584
Bought Protection on 5-Year Credit Default Swap, 12/20/28	5.00%	iTraxx.XO.40.V1	Quarterly	Deutsche Bank AG	06/19/24	—	EUR 4.00	EUR 790	2,700

									$4,284

(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate	Notional Amount (000)
Description	Rate	Frequency	Rate	Frequency	Counterparty					Value
Call
10-Year Interest Rate Swap, 05/30/34	1-Day SOFR, 5.34%	Annual	3.67%	Annual	Citibank N.A.	05/28/24	3.67%	USD	5,363	$34,746
1-Year Interest Rate Swap, 05/30/27	1-Day SOFR, 5.34%	Semi-Annual	3.65%	Semi-Annual	Goldman Sachs International	05/28/24	3.65	USD	30,365	74,468

32

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaptions Purchased (continued)

	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate	Notional Amount (000)
Description	Rate	Frequency	Rate	Frequency	Counterparty					Value
Call (continued)
2-Year Interest Rate Swap, 05/30/26	6-mo. EURIBOR, 3.85%	Semi-Annual	2.85%	Annual	JPMorgan Chase Bank N.A.	05/28/24	2.85%	EUR	9,764	$10,581
1-Year Interest Rate Swap, 05/30/27	1-Day SOFR, 5.34%	Semi-Annual	3.60%	Semi-Annual	Goldman Sachs International	05/29/24	3.60	USD	30,365	65,639
2-Year Interest Rate Swap, 06/05/26	6-mo. EURIBOR, 3.85%	Semi-Annual	2.85%	Annual	Goldman Sachs International	06/03/24	2.85	EUR	9,802	12,637
5-Year Interest Rate Swap, 08/14/29	6-mo. EURIBOR, 3.85%	Semi-Annual	2.30%	Annual	Morgan Stanley & Co. International PLC	08/12/24	2.30	EUR	11,140	55,322
2-Year Interest Rate Swap, 08/23/26	1-Day SONIA, 5.19%	Annual	4.00%	Annual	Barclays Bank PLC	08/23/24	4.00	GBP	5,520	34,624
2-Year Interest Rate Swap, 10/26/26	1-Day SOFR, 5.34%	Annual	4.00%	Annual	JPMorgan Chase Bank N.A.	10/24/24	4.00	USD	41,802	229,442
10-Year Interest Rate Swap, 01/25/35	1-Day SOFR, 5.34%	Annual	3.00%	Annual	Goldman Sachs International	01/23/25	3.00	USD	25,518	210,414
3-Year Interest Rate Swap, 02/11/28	3-mo. BBSW, 4.34%	Semi-Annual	3.30%	Semi-Annual	JPMorgan Chase Bank N.A.	02/10/25	3.30	AUD	3,090	10,877

										$738,750

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust	205	04/05/24	USD	535.00	USD	10,723	$(1,947)
SPDR S&P 500 ETF Trust	249	04/05/24	USD	536.00	USD	13,024	(1,619)
SPDR S&P 500 ETF Trust	205	04/12/24	USD	538.00	USD	10,723	(7,585)
Eli Lilly & Co.	1	04/19/24	USD	700.00	USD	78	(8,250)
Exxon Mobil Corp.	46	04/19/24	USD	115.00	USD	535	(12,765)
iShares China Large-Cap ETF	421	04/19/24	USD	28.00	USD	1,013	(842)
Merck & Co., Inc.	40	04/19/24	USD	135.00	USD	528	(3,480)
Uber Technologies, Inc.	72	04/19/24	USD	95.00	USD	554	(324)
10-Year U.S. Treasury Note Future	158	04/26/24	USD	112.00	USD	17,506	(41,969)
Caterpillar, Inc.	15	05/17/24	USD	410.00	USD	550	(3,727)
JPMorgan Chase & Co.	125	06/21/24	USD	230.00	USD	2,504	(8,437)

							(90,945)

Put
3-Month SOFR Future	32	04/12/24	USD	95.00	USD	7,588	(11,400)
3-Month SOFR Future	16	04/12/24	USD	94.88	USD	3,794	(1,600)
BMW AG	31	04/19/24	EUR	100.00	EUR	332	(803)
Daimler AG	13	04/19/24	EUR	65.00	EUR	96	(77)
Deckers Outdoor Corp.	1	04/19/24	USD	800.00	USD	94	(118)
Deckers Outdoor Corp.	3	04/19/24	USD	850.00	USD	282	(765)
Exxon Mobil Corp.	46	04/19/24	USD	95.00	USD	535	(69)
Las Vegas Sands Corp.	31	04/19/24	USD	50.00	USD	160	(2,511)
Norfolk Southern Corp.	9	04/19/24	USD	240.00	USD	229	(1,103)
PNC Financial Services Group, Inc.	24	04/19/24	USD	130.00	USD	388	(240)
Salesforce, Inc.	8	04/19/24	USD	290.00	USD	241	(1,976)
SPDR S&P 500 ETF Trust	369	04/19/24	USD	475.00	USD	19,301	(10,516)
Tesla, Inc.	24	04/19/24	USD	145.00	USD	422	(2,556)
Wells Fargo & Co.	42	04/19/24	USD	55.00	USD	243	(1,953)
Wynn Resorts Ltd.	12	04/19/24	USD	95.00	USD	123	(570)
2-Year U.S. Treasury Note Future	150	04/26/24	USD	101.87	USD	30,673	(21,094)
2-Year U.S. Treasury Note Future	30	04/26/24	USD	101.75	USD	6,135	(2,812)
Adobe, Inc.	3	05/17/24	USD	520.00	USD	151	(7,987)
Advanced Micro Devices, Inc.	11	05/17/24	USD	170.00	USD	199	(8,497)
Bank of America Corp.	73	05/17/24	USD	34.00	USD	277	(1,387)
Caterpillar, Inc.	15	05/17/24	USD	310.00	USD	550	(1,943)

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc.

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
Costco Wholesale Corp.	3	05/17/24	USD	725.00	USD	220	(3,975)
D.R. Horton, Inc.	14	05/17/24	USD	135.00	USD	230	(630)
D.R. Horton, Inc.	8	05/17/24	USD	125.00	USD	132	(280)
Eli Lilly & Co.	2	05/17/24	USD	720.00	USD	156	(2,855)
Walt Disney Co.	61	05/17/24	USD	110.00	USD	746	(7,259)
Crowdstrike Holdings, Inc., Class A	5	06/21/24	USD	290.00	USD	160	(6,425)
iShares iBoxx $ High Yield Corporate Bond ETF	208	06/21/24	USD	74.00	USD	1,617	(3,640)
Lam Research Corp.	2	06/21/24	USD	820.00	USD	194	(2,845)
Walmart, Inc.	35	06/21/24	USD	55.00	USD	211	(1,418)

							(109,304)

							$(200,249)

OTC Barrier Options Written

Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range	Notional Amount (000)		Value
Call
CNH Currency	One Touch	Standard Chartered Bank	01/23/25	INR	12.50	INR 12.50	CNH	269	$(4,920)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Bank of America N.A.	—	04/18/24	CLP	965.00	CLP	759	$(16,560)
USD Currency	Bank of America N.A.	—	04/18/24	KRW	1,360.00	KRW	535	(2,066)
EUR Currency	Barclays Bank PLC	—	04/24/24	AUD	1.65	AUD	348	(2,224)
USD Currency	Morgan Stanley & Co. International PLC	—	04/29/24	MXN	16.80	MXN	305	(1,997)
USD Currency	Bank of America N.A.	—	04/30/24	USD	19.75	USD	480	(1,492)
USD Currency	Bank of America N.A.	—	04/30/24	USD	19.75	USD	458	(1,423)
TOPIX Banks Index	BNP Paribas SA	1,000,000	05/10/24	JPY	319.80	JPY	310,430	(52,199)
EUR Currency	Bank of America N.A.	—	05/30/24	USD	1.11	USD	3,432	(6,321)

								(84,282)

Put
USD Currency	Bank of America N.A.	—	04/18/24	CLP	900.00	CLP	532	(40)
EUR Currency	Barclays Bank PLC	—	04/24/24	AUD	1.65	AUD	348	(2,054)
USD Currency	Morgan Stanley & Co. International PLC	—	04/29/24	MXN	16.70	MXN	305	(2,647)
EUR Currency	BNP Paribas SA	—	05/02/24	USD	1.06	USD	12,206	(8,717)
EUR Currency	HSBC Bank USA N.A.	—	05/09/24	MXN	18.30	MXN	1,654	(31,438)
EUR Currency	BNP Paribas SA	—	05/13/24	USD	1.05	USD	13,970	(10,746)
EUR Currency	Bank of America N.A.	—	05/30/24	USD	1.05	USD	3,432	(4,503)
USD Currency	Goldman Sachs International	—	08/15/24	USD	18.20	USD	753	(10,006)
USD Currency	Goldman Sachs International	—	12/06/24	USD	40.50	USD	938	(28,211)

								(98,362)

								$(182,644)

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency	Counterparty
Call
1-Year Interest Rate Swap, 05/30/27	3.40%	Semi-Annual	1-Day SOFR, 5.34%	Semi-Annual	Goldman Sachs International	05/28/24	3.40%	USD	30,365	$(36,136)
2-Year Interest Rate Swap, 05/30/26	2.30%	Annual	6-mo. EURIBOR, 3.85%	Semi-Annual	JPMorgan Chase Bank N.A.	05/28/24	2.30	EUR	9,764	(777)

34

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaptions Written (continued)

	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency	Counterparty
Call (continued)
1-Year Interest Rate Swap, 05/30/27	3.25%	Semi-Annual	1-Day SOFR, 5.34%	Semi-Annual	Goldman Sachs International	05/29/24	3.25%	USD	30,365	$(23,378)
2-Year Interest Rate Swap, 06/05/26	2.30%	Annual	6-mo. EURIBOR, 3.85%	Semi-Annual	Goldman Sachs International	06/03/24	2.30	EUR	9,802	(1,099)
5-Year Interest Rate Swap, 08/14/29	2.00%	Annual	6-mo. EURIBOR, 3.85%	Semi-Annual	Morgan Stanley & Co. International PLC	08/12/24	2.00	EUR	11,140	(22,819)
2-Year Interest Rate Swap, 08/23/26	3.50%	Annual	1-Day SONIA, 5.19%	Annual	Barclays Bank PLC	08/23/24	3.50	GBP	5,520	(14,029)
2-Year Interest Rate Swap, 10/26/26	3.30%	Annual	1-Day SOFR, 5.34%	Annual	JPMorgan Chase Bank N.A.	10/24/24	3.30	USD	41,802	(81,972)
10-Year Interest Rate Swap, 01/25/35	2.25%	Annual	1-Day SOFR, 5.34%	Annual	Goldman Sachs International	01/23/25	2.25	USD	25,518	(48,450)
3-Year Interest Rate Swap, 02/11/28	2.50%	Semi-Annual	3-mo. BBSW, 4.34%	Semi-Annual	JPMorgan Chase Bank N.A.	02/10/25	2.50	AUD	6,180	(4,781)

										(233,441)

Put
2-Year Interest Rate Swap, 04/06/26	1-Day SOFR, 5.34%	Annual	4.40%	Annual	Citibank N.A.	04/04/24	4.40	USD	32,986	(92,641)
2-Year Interest Rate Swap, 04/06/26	1-Day SOFR, 5.34%	Annual	4.40%	Annual	Citibank N.A.	04/04/24	4.40	USD	32,500	(91,276)
5-Year Interest Rate Swap, 04/06/29	1-Day SOFR, 5.34%	Annual	4.00%	Annual	Citibank N.A.	04/04/24	4.00	USD	16,493	(35,998)
5-Year Interest Rate Swap, 04/06/29	1-Day SOFR, 5.34%	Annual	4.00%	Annual	Citibank N.A.	04/04/24	4.00	USD	12,500	(27,283)
2-Year Interest Rate Swap, 04/07/26	1-Day SOFR, 5.34%	Annual	4.45%	Annual	Goldman Sachs International	04/05/24	4.45	USD	16,493	(34,061)
5-Year Interest Rate Swap, 04/07/29	1-Day SOFR, 5.34%	Annual	4.05%	Annual	Goldman Sachs International	04/05/24	4.05	USD	16,493	(23,273)
2-Year Interest Rate Swap, 04/18/26	1-Day SOFR, 5.34%	Annual	4.05%	Annual	Deutsche Bank AG	04/16/24	4.05	USD	25,833	(226,988)
5-Year Interest Rate Swap, 04/18/29	1-Day SOFR, 5.34%	Annual	4.00%	Annual	Deutsche Bank AG	04/16/24	4.00	USD	25,833	(89,804)
2-Year Interest Rate Swap, 04/24/26	1-Day SOFR, 5.34%	Annual	4.30%	Annual	Deutsche Bank AG	04/22/24	4.30	USD	30,734	(135,018)
5-Year Interest Rate Swap, 04/24/29	1-Day SOFR, 5.34%	Annual	4.00%	Annual	Deutsche Bank AG	04/22/24	4.00	USD	12,806	(50,090)
5-Year Interest Rate Swap, 04/28/29	6-mo. EURIBOR, 3.85%	Semi-Annual	2.90%	Annual	JPMorgan Chase Bank N.A.	04/26/24	2.90	EUR	7,119	(3,453)
5-Year Interest Rate Swap, 05/01/29	6-mo. EURIBOR, 3.85%	Semi-Annual	2.85%	Annual	JPMorgan Chase Bank N.A.	04/29/24	2.85	EUR	1,590	(1,378)
5-Year Interest Rate Swap, 05/01/29	6-mo. EURIBOR, 3.85%	Semi-Annual	2.85%	Annual	Goldman Sachs International	04/29/24	2.85	EUR	1,590	(1,377)
5-Year Interest Rate Swap, 05/04/29	1-Day SOFR, 5.34%	Annual	4.00%	Annual	Deutsche Bank AG	05/02/24	4.00	USD	25,628	(114,305)
2-Year Interest Rate Swap, 05/08/26	1-Day SOFR, 5.34%	Annual	4.50%	Annual	Goldman Sachs International	05/06/24	4.50	USD	26,398	(53,197)
2-Year Interest Rate Swap, 05/24/26	1-Day SOFR, 5.34%	Annual	4.75%	Annual	Deutsche Bank AG	05/22/24	4.75	USD	20,748	(14,133)
1-Year Interest Rate Swap, 05/30/27	1-Day SOFR, 5.34%	Semi-Annual	4.15%	Semi-Annual	Goldman Sachs International	05/28/24	4.15	USD	30,365	(26,779)
2-Year Interest Rate Swap, 05/30/26	6-mo. EURIBOR, 3.85%	Semi-Annual	3.50%	Annual	JPMorgan Chase Bank N.A.	05/28/24	3.50	EUR	9,764	(1,161)
1-Year Interest Rate Swap, 05/30/27	1-Day SOFR, 5.34%	Semi-Annual	4.10%	Semi-Annual	Goldman Sachs International	05/29/24	4.10	USD	30,365	(33,270)

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Put (continued)
2-Year Interest Rate Swap, 06/05/26	6-mo. EURIBOR, 3.85%	Semi-Annual	3.50%	Annual	Goldman Sachs International	06/03/24	3.50%	EUR	9,803	$(1,406)
5-Year Interest Rate Swap, 06/09/29	6-mo. EURIBOR, 3.85%	Semi-Annual	2.87%	Annual	Goldman Sachs International	06/07/24	2.87	EUR	5,166	(9,652)
5-Year Interest Rate Swap, 06/14/29	6-mo. EURIBOR, 3.85%	Semi-Annual	2.84%	Annual	Citibank N.A.	06/12/24	2.84	EUR	5,460	(12,907)
2-Year Interest Rate Swap, 07/20/26	1-Day SOFR, 5.34%	Annual	4.37%	Annual	Deutsche Bank AG	07/18/24	4.37	USD	50,762	(186,165)
5-Year Interest Rate Swap, 07/20/29	1-Day SOFR, 5.34%	Annual	4.17%	Annual	Citibank N.A.	07/18/24	4.17	USD	18,096	(90,745)
5-Year Interest Rate Swap, 09/14/29	6-mo. EURIBOR, 3.85%	Semi-Annual	2.75%	Annual	Bank of America N.A.	09/12/24	2.75	EUR	875	(5,454)
2-Year Interest Rate Swap, 11/23/26	1-Day SOFR, 5.34%	Annual	5.00%	Annual	JPMorgan Chase Bank N.A.	11/21/24	5.00	USD	52,753	(65,126)
5-Year Interest Rate Swap, 01/31/30	6-mo. EURIBOR, 3.85%	Semi-Annual	2.87%	Annual	Barclays Bank PLC	01/29/25	2.87	EUR	945	(6,873)

										(1,433,813)

										$(1,667,254)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.41.V2	5.00%	Quarterly	12/20/28	USD	1,934	$(145,604)	$(135,533)	$(10,071)
CDX.NA.HY.42.V1	5.00	Quarterly	06/20/29	USD	10	(89,502)	(84,768)	(4,734)
iTraxx.FINSR.41.V1	1.00	Quarterly	06/20/29	EUR	2,265	(44,130)	(42,419)	(1,711)
iTraxx.XO.41.V1	5.00	Quarterly	06/20/29	EUR	10,621	(1,029,543)	(1,009,460)	(20,083)

						$(1,308,779)	$(1,272,180)	$(36,599)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.42.V1	1.00%	Quarterly	06/20/29	BBB+	USD	1,750	$40,118	$38,859	$1,259
iTraxx.EUR.41.V1	1.00	Quarterly	06/20/29	BB+	EUR	2,201	53,170	51,796	1,374

							$93,288	$90,655	$2,633

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.47%	At Termination	1-Day SONIA, 5.19%	At Termination	N/A	04/03/24	GBP	46,501	$1,554,274	$16	$1,554,258
1-Day SONIA, 5.19%	At Termination	3.22%	At Termination	N/A	04/03/24	GBP	93,003	(2,220,439)	(22)	(2,220,417)
1.00%	Annual	6-mo. EURIBOR, 3.85%	Semi-Annual	N/A	05/04/24	EUR	27,030	318,933	11	318,922

36

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-mo. EURIBOR, 3.85%	Semi-Annual	1.75%	Annual	N/A		05/04/24	EUR	54,060	$(194,520)	$22	$(194,542)
3-mo. KRW CDC, 3.64%	Quarterly	3.87%	Quarterly	N/A		07/03/24	KRW	3,474,090	1,673	9	1,664
1-Day SOFR, 5.34%	At Termination	4.46%	At Termination	N/A		07/12/24	USD	36,640	(361,735)	34	(361,769)
1-Day SOFR, 5.34%	At Termination	5.37%	At Termination	N/A		07/12/24	USD	19,508	(12,806)	18	(12,824)
1-Day SOFR, 5.34%	At Termination	5.37%	At Termination	N/A		07/12/24	USD	19,508	(12,214)	18	(12,232)
1-Day SONIA, 5.19%	At Termination	4.26%	At Termination	N/A		09/06/24	GBP	9,663	(121,447)	20	(121,467)
11.25%	Monthly	28-Day MXIBTIIE, 11.25%	Monthly	N/A		11/07/24	MXN	75,489	(6,046)	5	(6,051)
3-mo. KRW CDC, 3.64%	Quarterly	3.93%	Quarterly	N/A		11/09/24	KRW	1,673,730	3,027	4	3,023
3-mo. KRW CDC, 3.64%	Quarterly	3.87%	Quarterly	N/A		11/16/24	KRW	2,209,150	3,139	3	3,136
10.95%	Monthly	28-Day MXIBTIIE, 11.25%	Monthly	N/A		12/03/24	MXN	148,975	(714)	11	(725)
1-Day SOFR, 5.34%	At Termination	4.59%	At Termination	N/A		12/14/24	USD	100,965	(697,468)	203	(697,671)
0.23%	Annual	Tokyo Overnight Average Rate, 0.07%	Annual	N/A		01/11/25	JPY	96,050	(750)	1	(751)
0.24%	Annual	Tokyo Overnight Average Rate, 0.07%	Annual	N/A		01/19/25	JPY	498,950	(3,849)	9	(3,858)
10.76%	Monthly	28-Day MXIBTIIE, 11.25%	Monthly	N/A		01/23/25	MXN	92,921	4,391	7	4,384
2.00%	Annual	1-Day SOFR, 5.34%	Annual	N/A		02/17/25	USD	13,940	428,463	28	428,435
1-Day SOFR, 5.34%	Annual	2.60%	Annual	N/A		02/17/25	USD	49,553	(1,232,540)	99	(1,232,639)
1-Day SOFR, 5.34%	Annual	2.70%	Annual	N/A		02/17/25	USD	49,553	(1,184,101)	99	(1,184,200)
10.71%	Monthly	28-Day MXIBTIIE, 11.25%	Monthly	N/A		03/19/25	MXN	13,829	44	1	43
4.68%	Annual	3-mo. PRIBOR, 5.61%	Quarterly	N/A		03/20/25	CZK	96,912	(2,773)	14	(2,787)
3-mo. WIBOR, 5.88%	Quarterly	5.68%	Annual	N/A		03/20/25	PLN	15,870	(7,446)	12	(7,458)
3.87%	Annual	6-mo. PRIBOR, 5.23%	Semi-Annual	06/19/24	(a)	06/19/25	CZK	4,949	443	1	442
3-mo. WIBOR, 5.88%	Quarterly	5.70%	Anuual	06/19/24	(a)	06/19/25	PLN	1,798	52	1	51
28-Day MXIBTIIE, 11.25%	Monthly	9.74%	Monthly	N/A		07/28/25	MXN	370,000	(187,858)	67	(187,925)
1-Day SOFR, 5.34%	Annual	4.10%	Annual	N/A		08/11/25	USD	51,486	(953,072)	159	(953,231)
28-Day MXIBTIIE, 11.25%	Monthly	10.84%	Monthly	N/A		09/25/25	MXN	38,945	20,560	6	20,554
1-Day SOFR, 5.34%	Annual	4.25%	Annual	N/A		10/17/25	USD	75,674	(979,306)	268	(979,574)
1-Day SOFR, 5.34%	Annual	4.05%	Annual	N/A		10/18/25	USD	39,525	(663,264)	140	(663,404)
0.33%	Annual	Tokyo Overnight Average Rate, 0.07%	Annual	N/A		11/06/25	JPY	550,000	(8,715)	14	(8,729)
2.97%	Annual	6-mo. EURIBOR, 3.85%	Semi-Annual	N/A		12/12/25	EUR	1,750	10,168	(466)	10,634
0.23%	Annual	Tokyo Overnight Average Rate, 0.07%	Annual	N/A		12/14/25	JPY	449,000	(193)	13	(206)
1-Day SOFR, 5.34%	Annual	3.75%	Annual	N/A		12/15/25	USD	11,532	(230,417)	30	(230,447)
5.14%	Annual	6-mo. WIBOR, 5.86%	Semi-Annual	N/A		12/20/25	PLN	4,197	8,638	4	8,634
0.28%	Annual	Tokyo Overnight Average Rate, 0.07%	Annual	N/A		03/09/26	JPY	1,161,341	681	36	645
1-Day ESTR, 1,335.44%	At Termination	2.32%	At Termination	03/13/25	(a)	03/13/26	EUR	5,480	(9,150)	(1,388)	(7,762)
1-Day ESTR, 1,335.44%	At Termination	2.41%	At Termination	03/17/25	(a)	03/17/26	EUR	3,710	(2,608)	(1,768)	(840)
4.10%	Annual	6-mo. PRIBOR, 5.23%	Semi-Annual	N/A		03/20/26	CZK	47,553	(1,625)	10	(1,635)
1-Day SONIA, 5.19%	At Termination	3.92%	At Termination	03/24/25	(a)	03/24/26	GBP	16,080	67	11,085	(11,018)
1-Day ESTR, 1,335.44%	At Termination	2.50%	At Termination	03/25/25	(a)	03/25/26	EUR	7,330	3,002	1,978	1,024
1-Day ESTR, 1,335.44%	At Termination	2.55%	At Termination	03/25/25	(a)	03/25/26	EUR	9,200	8,759	9,020	(261)
1-Day SONIA, 5.19%	At Termination	3.86%	At Termination	03/25/25	(a)	03/25/26	GBP	8,150	(6,182)	1,576	(7,758)
1-Day SOFR, 5.34%	At Termination	3.97%	At Termination	03/25/25	(a)	03/25/26	USD	16,350	(9,374)	579	(9,953)
8.02%	Quarterly	3-mo. JIBAR, 8.35%	Quarterly	03/26/25	(a)	03/26/26	ZAR	101,817	(540)	17	(557)
3.52%	Annual	6-mo. PRIBOR, 5.23%	Semi-Annual	06/19/24	(a)	06/19/26	CZK	1,859	298	—	298
6-mo. WIBOR, 5.86%	Semi-Annual	5.31%	Annual	06/19/24	(a)	06/19/26	PLN	4,137	900	5	895
3-mo. KRW CDC, 3.64%	Quarterly	3.38%	Quarterly	06/19/24	(a)	06/19/26	KRW	187,335	192	—	192
0.27%	At Termination	Tokyo Overnight Average Rate, 0.07%	At Termination	07/07/25	(a)	07/07/26	JPY	610,830	7,612	14	7,598
0.29%	At Termination	Tokyo Overnight Average Rate, 0.07%	At Termination	07/07/25	(a)	07/07/26	JPY	137,810	1,478	3	1,475
0.32%	At Termination	Tokyo Overnight Average Rate, 0.07%	At Termination	07/07/25	(a)	07/07/26	JPY	137,790	1,224	3	1,221
0.32%	At Termination	Tokyo Overnight Average Rate, 0.07%	At Termination	07/07/25	(a)	07/07/26	JPY	137,810	1,193	3	1,190
0.33%	At Termination	Tokyo Overnight Average Rate, 0.07%	At Termination	07/07/25	(a)	07/07/26	JPY	413,350	3,416	10	3,406

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.33%	At Termination	Tokyo Overnight Average Rate, 0.07%	At Termination	07/07/25	(a)	07/07/26	JPY	210,839	$1,729	$5	$1,724
0.36%	At Termination	Tokyo Overnight Average Rate, 0.07%	At Termination	07/07/25	(a)	07/07/26	JPY	202,571	1,223	5	1,218
3-mo. KRW CDC, 3.64%	Quarterly	3.19%	Quarterly	N/A		09/20/26	KRW	836,174	(2,057)	6	(2,063)
3-mo. KRW CDC, 3.64%	Quarterly	3.33%	Quarterly	N/A		09/20/26	KRW	836,592	77	6	71
3-mo. KRW CDC, 3.64%	Quarterly	3.38%	Quarterly	N/A		09/20/26	KRW	836,718	827	7	820
3-mo. KRW CDC, 3.64%	Quarterly	3.38%	Quarterly	N/A		09/20/26	KRW	836,718	864	6	858
3-mo. KRW CDC, 3.64%	Quarterly	3.38%	Quarterly	N/A		09/20/26	KRW	2,016,852	1,847	15	1,832
0.64%	At Termination	Tokyo Overnight Average Rate, 0.07%	At Termination	10/08/25	(a)	10/08/26	JPY	275,000	(2,604)	6	(2,610)
0.65%	At Termination	Tokyo Overnight Average Rate, 0.07%	At Termination	10/08/25	(a)	10/08/26	JPY	275,000	(2,901)	6	(2,907)
1-Day SOFR, 5.34%	At Termination	4.17%	At Termination	10/23/25	(a)	10/23/26	USD	8,267	33,038	15	33,023
1-Day SOFR, 5.34%	At Termination	4.21%	At Termination	10/27/25	(a)	10/27/26	USD	41,489	183,200	76	183,124
1-Day SOFR, 5.34%	Annual	1.56%	Annual	N/A		03/07/27	USD	26,573	(2,037,497)	146	(2,037,643)
1-Day SOFR, 5.34%	Annual	3.47%	Annual	03/10/25	(a)	03/10/27	USD	9,879	(69,433)	44	(69,477)
1-Day SONIA, 5.19%	At Termination	3.45%	At Termination	03/16/26	(a)	03/16/27	GBP	560	(472)	376	(848)
1-Day SONIA, 5.19%	Annual	3.69%	Annual	03/25/25	(a)	03/25/27	GBP	820	(668)	(1,086)	418
0.67%	Annual	Tokyo Overnight Average Rate, 0.07%	Annual	09/22/25	(a)	09/22/27	JPY	116,000	(2,048)	5	(2,053)
0.71%	Annual	Tokyo Overnight Average Rate, 0.07%	Annual	09/29/25	(a)	09/29/27	JPY	455,000	(9,872)	20	(9,892)
1-Day SOFR, 5.34%	Annual	2.91%	Annual	N/A		10/06/27	USD	23,492	(1,238,670)	155	(1,238,825)
1-Day SONIA, 5.19%	At Termination	4.11%	At Termination	10/13/26	(a)	10/13/27	GBP	2,100	16,165	(226)	16,391
1-Day SONIA, 5.19%	At Termination	4.39%	At Termination	10/20/26	(a)	10/20/27	GBP	610	6,587	2	6,585
1-Day SONIA, 5.19%	At Termination	4.40%	At Termination	10/20/26	(a)	10/20/27	GBP	600	6,532	4	6,528
1-Day SOFR, 5.34%	Annual	3.30%	Annual	10/23/25	(a)	10/23/27	USD	7,235	(44,617)	33	(44,650)
1-Day SOFR, 5.34%	Annual	4.20%	Annual	10/23/25	(a)	10/23/27	USD	4,302	42,658	20	42,638
1-Day SOFR, 5.34%	Annual	3.92%	Annual	11/03/25	(a)	11/03/27	USD	2,064	10,456	9	10,447
1-Day SOFR, 5.34%	Annual	3.95%	Annual	11/03/25	(a)	11/03/27	USD	2,064	11,559	9	11,550
1-Day SOFR, 5.34%	Annual	3.99%	Annual	11/03/25	(a)	11/03/27	USD	4,128	25,692	19	25,673
1-Day SOFR, 5.34%	Annual	4.07%	Annual	11/03/25	(a)	11/03/27	USD	20,964	162,290	95	162,195
1-Day SOFR, 5.34%	Annual	3.95%	Annual	11/06/25	(a)	11/06/27	USD	63,560	356,084	289	355,795
1-Day SOFR, 5.34%	Annual	3.86%	Annual	11/10/25	(a)	11/10/27	USD	8,552	35,024	39	34,985
1-Day SONIA, 5.19%	At Termination	3.70%	At Termination	12/01/26	(a)	12/01/27	GBP	2,640	9,021	335	8,686
1-Day SOFR, 5.34%	Annual	3.48%	Annual	01/23/26	(a)	01/23/28	USD	11,120	(23,776)	48	(23,824)
1-Day SONIA, 5.19%	At Termination	3.20%	At Termination	01/26/27	(a)	01/26/28	GBP	2,120	(3,927)	747	(4,674)
3.45%	Annual	1-Day SOFR, 5.34%	Annual	01/26/26		01/26/28	USD	10,280	28,128	44	28,084
1-Day SOFR, 5.34%	Annual	4.00%	Annual	01/26/26		01/26/28	USD	10,280	71,776	44	71,732
3.27%	Annual	1-Day SOFR, 5.34%	Annual	02/05/26	(a)	02/05/28	USD	10,488	60,772	45	60,727
1-Day SONIA, 5.19%	At Termination	3.32%	At Termination	02/05/27	(a)	02/05/28	GBP	3,390	(1,725)	(5,093)	3,368
1-Day SOFR, 5.34%	Annual	3.87%	Annual	02/05/26	(a)	02/05/28	USD	10,488	50,593	45	50,548
1-Day ESTR, 1,335.44%	Annual	2.26%	Annual	03/24/26	(a)	03/24/28	EUR	3,800	9,009	1,051	7,958
1-Day SONIA, 5.19%	Annual	3.49%	Annual	03/27/26	(a)	03/27/28	GBP	2,130	2,540	1,846	694
2.19%	Annual	1-Day ESTR, 1,335.44%	Annual	03/31/26	(a)	03/31/28	EUR	2,390	(2,628)	(2,137)	(491)
1-Day SONIA, 5.19%	Annual	4.86%	Annual	N/A		06/20/28	GBP	2,670	111,973	(6)	111,979
6-mo. EURIBOR, 3.85%	Semi-Annual	3.15%	Annual	N/A		07/21/28	EUR	1,026	34,547	10	34,537
28-Day MXIBTIIE, 11.25%	Monthly	9.13%	Monthly	N/A		08/15/28	MXN	43,274	16,096	21	16,075
28-Day MXIBTIIE, 11.25%	Monthly	9.69%	Monthly	N/A		10/25/28	MXN	17,069	30,055	9	30,046
1-Day SOFR, 5.34%	Annual	4.40%	Annual	N/A		10/31/28	USD	13,462	153,437	117	153,320
1-Day SONIA, 5.19%	At Termination	3.47%	At Termination	12/06/27	(a)	12/06/28	GBP	1,470	2,708	(367)	3,075
1-Day SOFR, 5.34%	Annual	3.25%	Annual	12/15/26	(a)	12/15/28	USD	9,063	(45,546)	41	(45,587)
28-Day MXIBTIIE, 11.25%	Monthly	8.67%	Monthly	N/A		01/18/29	MXN	41,363	(21,596)	21	(21,617)
1-Day SOFR, 5.34%	Annual	3.21%	Annual	02/04/27	(a)	02/04/29	USD	3,790	(21,267)	16	(21,283)
1-Day SOFR, 5.34%	Annual	3.35%	Annual	02/04/27	(a)	02/04/29	USD	3,220	(10,532)	14	(10,546)
1-Day SOFR, 5.34%	Annual	3.37%	Annual	02/04/27	(a)	02/04/29	USD	8,120	(23,991)	35	(24,026)
1-Day SOFR, 5.34%	Annual	3.42%	Annual	02/04/27	(a)	02/04/29	USD	520	(1,105)	2	(1,107)
1-Day SONIA, 5.19%	At Termination	3.31%	At Termination	02/07/28	(a)	02/07/29	GBP	1,660	385	(2,133)	2,518
6-mo. EURIBOR, 3.85%	Semi-Annual	3.00%	Annual	N/A		03/05/29	EUR	6,374	94,326	67	94,259
28-Day MXIBTIIE, 11.25%	Monthly	8.88%	Monthly	N/A		03/14/29	MXN	2,568	29	1	28

38

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day SOFR, 5.34%	Annual	3.79%	Annual	N/A		03/29/29	USD	36,848	$(321,657)	$333	$(321,990)
6-mo. PRIBOR, 5.23%	Semi-Annual	3.38%	Annual	06/19/24	(a)	06/19/29	CZK	4,880	(1,731)	2	(1,733)
6-mo. PRIBOR, 5.23%	Semi-Annual	3.59%	Annual	06/19/24	(a)	06/19/29	CZK	4,970	257	2	255
3-mo. KRW CDC, 3.64%	Quarterly	3.29%	Quarterly	09/19/24	(a)	09/19/29	KRW	1,679,360	5,196	14	5,182
5.81%	Monthly	28-Day MXIBTIIE, 11.25%	Monthly	N/A		10/17/30	MXN	60,000	546,895	36	546,859
5.89%	Monthly	28-Day MXIBTIIE, 11.25%	Monthly	N/A		10/22/30	MXN	100,000	883,920	63	883,857
5.52%	Monthly	28-Day MXIBTIIE, 11.25%	Monthly	N/A		02/11/31	MXN	120,000	1,251,689	5,321	1,246,368
0.02%	Annual	6-mo. EURIBOR, 3.85%	Semi-Annual	N/A		08/26/31	EUR	8,789	1,663,974	139	1,663,835
28-Day MXIBTIIE, 11.25%	Monthly	7.61%	Monthly	N/A		01/28/32	MXN	50,000	(203,763)	31	(203,794)
28-Day MXIBTIIE, 11.25%	Monthly	7.68%	Monthly	N/A		01/30/32	MXN	29,564	(113,481)	16	(113,497)
2.38%	Annual	1-Day SOFR, 5.34%	Annual	N/A		04/08/32	USD	2,064	269,349	27	269,322
2.60%	Annual	1-Day SOFR, 5.34%	Annual	N/A		05/26/32	USD	2,477	275,159	33	275,126
1-Day SOFR, 5.34%	Annual	3.47%	Annual	N/A		10/04/32	USD	10,373	(384,248)	141	(384,389)
1-Day SOFR, 5.34%	Annual	3.42%	Annual	N/A		10/05/32	USD	4,851	(198,811)	68	(198,879)
1-Day SOFR, 5.34%	Annual	3.05%	Annual	N/A		10/28/32	USD	11,502	(780,612)	162	(780,774)
1-Day SOFR, 5.34%	Annual	2.88%	Annual	N/A		11/02/32	USD	11,629	(939,099)	165	(939,264)
1-Day SOFR, 5.34%	Annual	2.92%	Annual	N/A		11/04/32	USD	11,608	(898,826)	165	(898,991)
1-Day SOFR, 5.34%	Annual	2.90%	Annual	N/A		11/15/32	USD	18,194	(1,428,317)	259	(1,428,576)
1-Day SOFR, 5.34%	Annual	3.20%	Annual	N/A		11/28/32	USD	11,066	(607,384)	158	(607,542)
1-Day ESTR, 1,335.44%	Annual	2.34%	Annual	01/19/28	(a)	01/19/33	EUR	2,870	7,010	40	6,970
6-mo. EURIBOR, 3.85%	Semi-Annual	2.57%	Annual	06/10/24	(a)	02/15/33	EUR	460	915	8	907
6-mo. EURIBOR, 3.85%	Semi-Annual	2.63%	Annual	06/10/24	(a)	02/15/33	EUR	450	3,046	8	3,038
1-Day SOFR, 5.34%	Annual	3.14%	Annual	05/12/28	(a)	05/12/33	USD	5,752	(107,061)	53	(107,114)
28-Day MXIBTIIE, 11.25%	Monthly	8.17%	Monthly	N/A		06/10/33	MXN	60,946	(145,580)	55	(145,635)
3.24%	Annual	1-Day SOFR, 5.34%	Annual	N/A		08/09/33	USD	5,937	362,138	101	362,037
1-Day SOFR, 5.34%	Annual	3.75%	Annual	N/A		08/09/33	USD	12,136	(217,994)	187	(218,181)
Tokyo Overnight Average
Rate, 0.07%	Annual	1.33%	Annual	09/21/28	(a)	09/21/33	JPY	45,000	2,896	4	2,892
Tokyo Overnight Average
Rate, 0.07%	Annual	1.34%	Annual	09/28/28	(a)	09/28/33	JPY	192,000	12,800	17	12,783
1-Day SOFR, 5.34%	Annual	3.93%	Annual	N/A		10/04/33	USD	12,560	(2,479)	200	(2,679)
1-Day SOFR, 5.34%	Annual	3.50%	Annual	N/A		10/17/33	USD	17,463	(622,011)	278	(622,289)
4.40%	Annual	1-Day SOFR, 5.34%	Annual	N/A		11/01/33	USD	10,739	(433,816)	172	(433,988)
1-Day SOFR, 5.34%	Annual	4.00%	Annual	N/A		01/12/34	USD	4,076	41,600	63	41,537
1-Day SOFR, 5.34%	Annual	4.00%	Annual	N/A		01/17/34	USD	2,938	30,643	46	30,597
3.55%	Annual	1-Day SONIA, 5.19%	Annual	03/22/29	(a)	03/22/34	GBP	3,950	(14,106)	(10,924)	(3,182)
3.51%	Annual	1-Day SONIA, 5.19%	Annual	03/26/29	(a)	03/26/34	GBP	1,980	(2,703)	(404)	(2,299)
3.71%	Annual	1-Day SOFR, 5.34%	Annual	03/26/29	(a)	03/26/34	USD	4,080	(7,973)	209	(8,182)
3.72%	Annual	1-Day SOFR, 5.34%	Annual	03/27/29	(a)	03/27/34	USD	2,020	(5,127)	1,035	(6,162)
3.76%	Annual	1-Day SOFR, 5.34%	Annual	03/28/29	(a)	03/28/34	USD	2,070	(8,264)	(1,438)	(6,826)
3.54%	Annual	1-Day SONIA, 5.19%	Annual	03/25/25	(a)	03/25/35	GBP	190	(186)	1,223	(1,409)
3.46%	Annual	1-Day SOFR, 5.34%	Annual	12/15/26	(a)	12/15/36	USD	2,071	30,797	34	30,763
6-mo. EURIBOR, 3.85%	Semi-Annual	2.68%	Annual	N/A		02/12/44	EUR	560	12,099	(2,064)	14,163
2.58%	Annual	1-Day ESTR, 1,335.44%	Annual	03/14/34	(a)	03/14/44	EUR	760	514	(825)	1,339
2.68%	Annual	1-Day ESTR, 1,335.44%	Annual	03/23/34	(a)	03/23/44	EUR	1,820	(12,580)	91	(12,671)
2.68%	Annual	1-Day ESTR, 1,335.44%	Annual	03/24/34	(a)	03/24/44	EUR	1,030	(7,097)	(857)	(6,240)
2.51%	Annual	1-Day ESTR, 1,335.44%	Annual	04/02/24		04/02/46	EUR	210	(1,594)	(1,615)	21
2.59%	Annual	6-mo. EURIBOR, 3.85%	Semi-Annual	N/A		08/15/48	EUR	470	(13,189)	16	(13,205)
3.65%	Annual	1-Day SOFR, 5.34%	Annual	N/A		11/03/53	USD	5,310	(1,806)	170	(1,976)
1-Day SOFR, 5.34%	Annual	4.00%	Annual	N/A		11/03/53	USD	5,309	340,522	170	340,352
3.55%	Annual	1-Day SOFR, 5.34%	Annual	01/19/34	(a)	01/19/54	USD	30	(420)	1	(421)
1-Day ESTR, 1,335.44%	Annual	2.45%	Annual	N/A		01/24/54	EUR	600	12,405	(1,315)	13,720
2.47%	Annual	6-mo. EURIBOR, 3.85%	Semi-Annual	N/A		01/24/54	EUR	595	(16,364)	2,027	(18,391)
3.28%	Annual	1-Day SOFR, 5.34%	Annual	02/06/34	(a)	02/06/54	USD	610	7,715	14	7,701
3.35%	Annual	1-Day SOFR, 5.34%	Annual	02/06/34	(a)	02/06/54	USD	530	2,728	13	2,715
3.36%	Annual	1-Day SOFR, 5.34%	Annual	02/06/34	(a)	02/06/54	USD	1,330	6,001	31	5,970
3.38%	Annual	1-Day SOFR, 5.34%	Annual	02/06/34	(a)	02/06/54	USD	270	611	6	605
Tokyo Overnight Average Rate, 0.07%	Annual	1.45%	Annual	N/A		03/06/54	JPY	234,530	(3,505)	56	(3,561)
Tokyo Overnight Average Rate, 0.07%	Annual	1.45%	Annual	N/A		03/11/54	JPY	234,530	(3,081)	57	(3,138)

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.38%	Annual	6-mo. EURIBOR, 3.85%	Semi-Annual	N/A	03/28/54	EUR	635	$(7,151)	$320	$(7,471)
1-Day ESTR, 1,335.44%	Annual	2.39%	Annual	N/A	03/28/54	EUR	640	5,266	(407)	5,673
2.32%	Annual	6-mo. EURIBOR, 3.85%	Semi-Annual	N/A	02/12/64	EUR	330	(13,605)	1,821	(15,426)

								$(10,473,686)	$12,783	$(10,486,469)

(a)	Forward Swap.

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.69%	At Termination	08/15/32	EUR	535	$7,096	$11	$7,085
US CPI for All Urban Consumers NSA	At Termination	2.46%	At Termination	02/08/34	USD	1,710	(12,424)	36	(12,460)
2.14%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	02/15/34	EUR	460	3,579	884	2,695
2.21%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	02/15/34	EUR	1,160	754	26	728
2.47%	At Termination	US CPI for All Urban Consumers NSA	At Termination	02/08/44	USD	1,710	10,988	59	10,929
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.37%	At Termination	02/15/44	EUR	1,160	(3,822)	48	(3,870)

							$6,171	$1,064	$5,107

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Federal Republic of Brazil	1.00%	Quarterly	Barclays Bank PLC	12/20/24	USD	73	$(408)	$268	$(676)
Federal Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	838	(4,685)	3,019	(7,704)
Federal Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	509	(2,846)	1,833	(4,679)
Deutsche Bank AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	300	(1,217)	21,555	(22,772)
Deutsche Bank AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	176	(714)	8,191	(8,905)
Deutsche Bank AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	59	(239)	2,746	(2,985)
Deutsche Bank AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	65	(263)	3,194	(3,457)
UBS Group AG	1.00	Quarterly	BNP Paribas SA	06/20/28	EUR	100	(2,160)	3,855	(6,015)
UBS Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	63	(1,361)	2,890	(4,251)
UBS Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	600	(12,959)	18,322	(31,281)
Boeing, Co.	1.00	Quarterly	Deutsche Bank AG	12/20/28	USD	300	(183)	(1,390)	1,207
Federal Republic of Brazil	1.00	Quarterly	Bank of America N.A.	06/20/29	USD	1,307	21,727	21,834	(107)
Republic of Colombia	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	USD	818	26,579	28,632	(2,053)
Republic of South Africa	1.00	Quarterly	Citibank N.A.	06/20/29	USD	833	58,111	51,280	6,831
Republic of South Africa	1.00	Quarterly	Citibank N.A.	06/20/29	USD	847	59,087	52,141	6,946
Republic of South Africa	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/29	USD	341	23,787	22,234	1,553
Republic of South Africa	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/29	USD	548	38,226	36,410	1,816
Republic of Turkey	0.00	Quarterly	Goldman Sachs International	06/20/29	USD	605	53,171	54,345	(1,174)
Republic of Turkey	1.00	Quarterly	Bank of America N.A.	06/20/29	USD	156	13,342	14,407	(1,065)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	06/20/29	USD	391	33,358	41,111	(7,753)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	06/20/29	USD	391	33,358	41,111	(7,753)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	06/20/29	USD	344	29,354	36,177	(6,823)
United Mexican States	1.00	Quarterly	Bank of America N.A.	06/20/29	USD	2,432	(9,367)	(7,800)	(1,567)

							$353,698	$456,365	$(102,667)

40

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc.

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMA CGM SA	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	NR	EUR	66	$7,774	$4,783	$2,991
Ziggo Bond Co. BV	5.00	Quarterly	Bank of America N.A.	06/20/29	B-	EUR	37	2,441	3,112	(671)
CMBX.NA.9	2.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	82	(4,166)	(1,469)	(2,697)
CMBX.NA.9	2.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	94	(4,748)	(1,487)	(3,261)

								$1,301	$4,939	$(3,638)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day BZDIOVER, 0.04%	At Termination	10.67%	At Termination	Bank of America N.A.	N/A	01/02/25	BRL	135,000	$(109,630)	$—	$(109,630)
1-Day BZDIOVER, 0.04%	At Termination	13.78%	At Termination	BNP Paribas SA	N/A	01/02/25	BRL	20,918	184,007	—	184,007
10.30%	At Termination	1-Day COOIS, 11.39%	At Termination	Citibank N.A.	N/A	01/29/25	COP	4,689,557	3,268	—	3,268
10.30%	At Termination	1-Day COOIS, 11.39%	At Termination	Citibank N.A.	N/A	01/29/25	COP	4,719,541	3,289	—	3,289
10.02%	At Termination	1-Day COOIS, 11.39%	At Termination	Barclays Bank PLC	N/A	03/21/25	COP	1,324,663	(205)	—	(205)
10.18%	At Termination	1-Day COOIS, 11.39%	At Termination	Citibank N.A.	N/A	06/20/25	COP	4,479,597	686	—	686
10.18%	At Termination	1-Day COOIS, 11.39%	At Termination	Citibank N.A.	N/A	06/20/25	COP	3,601,792	552	—	552
8.62%	At Termination	1-Day COOIS, 11.39%	At Termination	JPMorgan Chase Bank N.A.	N/A	11/05/25	COP	7,467,468	(16,190)	—	(16,190)
1-Day BZDIOVER, 0.04%	At Termination	10.14%	At Termination	Goldman Sachs International	N/A	01/02/26	BRL	3,739	(3,634)	—	(3,634)
1-Day BZDIOVER, 0.04%	At Termination	10.62%	At Termination	Citibank N.A.	N/A	01/02/26	BRL	9,053	13,084	—	13,084
1-Day BZDIOVER, 0.04%	At Termination	11.27%	At Termination	BNP Paribas SA	N/A	01/02/26	BRL	1,151	3,472	—	3,472
1-Day BZDIOVER, 0.04%	At Termination	11.60%	At Termination	Barclays Bank PLC	N/A	01/02/26	BRL	1,131	4,952	—	4,952
1-Day BZDIOVER, 0.04%	At Termination	11.78%	At Termination	Citibank N.A.	N/A	01/02/26	BRL	5,365	21,094	—	21,094
1-Day BZDIOVER, 0.04%	At Termination	11.80%	At Termination	Citibank N.A.	N/A	01/02/26	BRL	1,044	5,671	—	5,671
1-Day BZDIOVER, 0.04%	At Termination	11.81%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/02/26	BRL	1,091	6,015	—	6,015
1-Day BZDIOVER, 0.04%	At Termination	11.84%	At Termination	Citibank N.A.	N/A	01/02/26	BRL	5,218	21,756	—	21,756
1-Day BZDIOVER, 0.04%	At Termination	11.86%	At Termination	Barclays Bank PLC	N/A	01/02/26	BRL	1,334	7,700	—	7,700

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day BZDIOVER, 0.04%	At Termination	11.87%	At Termination	Morgan Stanley & Co. International PLC	N/A	01/02/26	BRL	1,918	$11,180	$—	$11,180
1-Day BZDIOVER, 0.04%	At Termination	9.65%	At Termination	Citibank N.A.	N/A	01/02/26	BRL	10,151	(12,512)	—	(12,512)
1-Day BZDIOVER, 0.04%	At Termination	9.84%	At Termination	Barclays Bank PLC	N/A	01/02/26	BRL	1,949	(334)	—	(334)
1-Day BZDIOVER, 0.04%	At Termination	9.94%	At Termination	BNP Paribas SA	N/A	01/02/26	BRL	6,665	(14,048)	—	(14,048)
1-Day CLP Interbank Rate, 23,703.45%	At Termination	4.88%	At Termination	JPMorgan Chase Bank N.A.	N/A	04/01/26	CLP	1,969,659	(1,046)	—	(1,046)
1-Day CLP Interbank Rate, 23,703.45%	At Termination	4.88%	At Termination	JPMorgan Chase Bank N.A.	N/A	04/01/26	CLP	1,730,225	1,052	—	1,052
1-Day CLP Interbank Rate, 23,703.45%	At Termination	4.95%	At Termination	Goldman Sachs International	N/A	04/01/26	CLP	1,961,686	2,542	—	2,542
1-Day CLP Interbank Rate, 23,703.45%	At Termination	4.95%	At Termination	Goldman Sachs International	N/A	04/01/26	CLP	1,723,222	2,233	—	2,233
1-Day BZDIOVER, 0.04%	At Termination	10.06%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/04/27	BRL	5,858	(15,294)	—	(15,294)
1-Day BZDIOVER, 0.04%	At Termination	10.03%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	5,189	(15,432)	—	(15,432)
1-Day BZDIOVER, 0.04%	At Termination	10.05%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	790	(233)	—	(233)
1-Day BZDIOVER, 0.04%	At Termination	10.14%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	5,519	(14,027)	—	(14,027)
1-Day BZDIOVER, 0.04%	At Termination	10.12%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	39	(95)	—	(95)
1-Day BZDIOVER, 0.04%	At Termination	10.16%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	7,355	(17,683)	—	(17,683)
1-Day BZDIOVER, 0.04%	At Termination	10.12%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	7,056	(16,845)	—	(16,845)
1-Day BZDIOVER, 0.04%	At Termination	10.35%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	12,021	(6,578)	—	(6,578)
1-Day BZDIOVER, 0.04%	At Termination	9.79%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	11,559	(24,178)	—	(24,178)
1-Day BZDIOVER, 0.04%	At Termination	9.94%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	1,720	(1,776)	—	(1,776)
1-Day BZDIOVER, 0.04%	At Termination	9.99%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	5,872	(18,267)	—	(18,267)
1-Day BZDIOVER, 0.04%	At Termination	10.00%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	6,032	(18,163)	—	(18,163)

42

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day BZDIOVER, 0.04%	At Termination	10.03%	At Termination	Morgan Stanley & Co. International PLC	N/A	01/04/27	BRL	5,865	$(16,681)	$—	$(16,681)
4.92%	Semi-Annual	1-Day CLP Interbank Rate, 23,703.45%	Semi-Annual	JPMorgan Chase Bank N.A.	N/A	04/03/28	CLP	906,487	233	—	233
4.92%	Semi-Annual	1-Day CLP Interbank Rate, 23,703.45%	Semi-Annual	JPMorgan Chase Bank N.A.	N/A	04/03/28	CLP	1,057,313	272	—	272
4.99%	Semi-Annual	1-Day CLP Interbank Rate, 23,703.45%	Semi-Annual	Goldman Sachs International	N/A	04/03/28	CLP	1,101,518	(1,181)	—	(1,181)
4.99%	Semi-Annual	1-Day CLP Interbank Rate, 23,703.45%	Semi-Annual	Goldman Sachs International	N/A	04/03/28	CLP	944,385	(1,012)	—	(1,012)

									$(31,986)	$—	$(31,986)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$51,994,587	$—	$51,994,587
Common Stocks

Bermuda	—	—	16	16
China	—	97,197	—	97,197
Germany	—	27,114	—	27,114
Italy	—	114,014	—	114,014
Netherlands	14,146	108,312	—	122,458
United Kingdom	123,107	—	—	123,107
United States	7,629,836	—	782,057	8,411,893
Zambia	6,654	—	—	6,654

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Corporate Bonds
Argentina	$—	$547,703	$—	$547,703
Australia	—	1,743,809	543,838	2,287,647
Austria	77,893	213,396	—	291,289
Belgium	—	2,025,299	—	2,025,299
Brazil	—	2,487,122	—	2,487,122
Canada	—	2,996,530	—	2,996,530
Chile	—	630,047	—	630,047
China	—	947,596	—	947,596
Colombia	—	1,386,021	—	1,386,021
Czech Republic	—	226,558	—	226,558
Denmark	—	5,251,310	—	5,251,310
Finland	—	101,142	—	101,142
France	243,920	16,592,094	320,902	17,156,916
Germany	—	18,114,490	324,197	18,438,687
Greece	—	108,721	—	108,721
Hong Kong	—	1,372,288	—	1,372,288
India	—	634,120	—	634,120
Indonesia	—	447,875	—	447,875
Israel	—	373,072	—	373,072
Italy	92,505	6,430,252	—	6,522,757
Jamaica	—	164,351	—	164,351
Japan	—	2,107,599	—	2,107,599
Jersey	—	332,031	—	332,031
Kuwait	—	356,750	—	356,750
Luxembourg	—	938,481	—	938,481
Macau	—	390,384	—	390,384
Malaysia	—	197,938	—	197,938
Mexico	—	2,800,226	—	2,800,226
Netherlands	—	7,643,670	—	7,643,670
New Zealand	—	566,170	—	566,170
Panama	—	145,625	—	145,625
Portugal	—	749,246	—	749,246
Romania	—	105,297	—	105,297
Saudi Arabia	—	418,751	—	418,751
Slovenia	—	321,651	—	321,651
South Africa	—	2,574,582	—	2,574,582
Spain	533,938	2,758,408	—	3,292,346
Sweden	—	526,117	—	526,117
Switzerland	—	7,025,896	—	7,025,896
Thailand	—	775,794	—	775,794
Ukraine	—	657,240	—	657,240
United Arab Emirates	—	1,568,408	—	1,568,408
United Kingdom	—	23,801,348	—	23,801,348
United States	—	143,576,111	7,307,731	150,883,842
Fixed Rate Loan Interests	—	827,000	—	827,000
Floating Rate Loan Interests	—	1,675,799	4,152,118	5,827,917
Foreign Agency Obligations	—	178,032,410	—	178,032,410
Investment Companies	9,324,630	—	—	9,324,630
Municipal Bonds	—	5,946,381	—	5,946,381
Non-Agency Mortgage-Backed Securities	—	59,940,778	2,626,093	62,566,871
Preferred Securities
Capital Trusts	—	7,782,973	—	7,782,973
Preferred Stocks	—	246,000	2,400,140	2,646,140
U.S. Government Sponsored Agency Securities	—	114,067,492	—	114,067,492
U.S. Treasury Obligations	—	5,901,162	—	5,901,162
Warrants
United States	1,607	—	63,805	65,412
Venezuela	—	15,000	—	15,000
Short-Term Securities
Certificates of Deposit	—	8,145,063	—	8,145,063
Commercial Paper	—	23,404,852	—	23,404,852

44

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Foreign Agency Obligations	$—	$2,350,799	$—	$2,350,799
Money Market Funds	7,453,576	—	—	7,453,576
U.S. Treasury Obligations	—	27,836,260	—	27,836,260
Options Purchased
Credit Contracts	—	4,284	—	4,284
Equity Contracts	534,562	155,100	—	689,662
Foreign Currency Exchange Contracts	—	371,947	—	371,947
Interest Rate Contracts	168,768	738,750	—	907,518
Other Contracts	—	23,431	—	23,431
Long-Term Investments
Corporate Bonds	—	79,212	—	79,212
Investment Companies	485,640	—	—	485,640
Unfunded Floating Rate Loan Interests(a)	—	—	55	55
Liabilities
Investments
TBA Sale Commitments	—	(1,320,872)	—	(1,320,872)

	$26,690,782	$751,696,564	$18,520,952	$796,908,298

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$23,977	$—	$23,977
Equity Contracts	82,541	—	—	82,541
Foreign Currency Exchange Contracts	—	3,919,592	—	3,919,592
Interest Rate Contracts	1,141,651	10,013,278	—	11,154,929
Other Contracts	—	21,437	—	21,437
Liabilities
Credit Contracts	—	(164,248)	—	(164,248)
Equity Contracts	(302,663)	(75,030)	—	(377,693)
Foreign Currency Exchange Contracts	—	(6,052,232)	—	(6,052,232)
Interest Rate Contracts	(1,589,524)	(22,198,987)	—	(23,788,511)
Other Contracts	—	(16,330)	—	(16,330)

	$(667,995)	$(14,528,543)	$—	$(15,196,538)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Preferred Stocks	Unfunded Floating Rate Loan Interests	Warrants
Assets
Opening balance, as of December 31, 2023	$258,706	$6,830,158	$2,609,564	$2,661,713	$2,174,541	$(8,357)	$61,604
Transfers into Level 3	—	—	585,867	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—	—
Other(a)	(65,198)	—	—	—	65,198	—	—
Accrued discounts/premiums	—	10,182	1,468	6,839	—	—	—
Net realized gain (loss)	(7)	(70,738)	(701)	—	—	—	(3,366)
Net change in unrealized appreciation (depreciation)(b)	25,469	612	37,106	(6,022)	67,902	8,412	5,567
Purchases	563,103	4,277,942	950,633	—	92,499	—	—
Sales	—	(2,551,488)	(31,819)	(36,437)	—	—	—

Closing balance, as of March 31, 2024	$782,073	$8,496,668	$4,152,118	$2,626,093	$2,400,140	$55	$63,805

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024(b)	$25,469	$19,663	$37,106	$(6,022)	$67,902	$(410)	$7,758

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc.

Total
Assets
Opening balance, as of December 31, 2023	$14,587,929
Transfers into Level 3	585,867
Transfers out of Level 3	—
Other(a)	—
Accrued discounts/premiums	18,489
Net realized gain (loss)	(74,812)
Net change in unrealized appreciation (depreciation)(b)	139,046
Purchases	5,884,177
Sales	(2,619,744)

Closing balance, as of March 31, 2024	$18,520,952

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024(b)	$151,466

(a)	Certain Level 3 investments were re-classified between Common Stocks and Preferred Stocks.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $3,409,074. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$782,057	Market	EBITDA Multiple	12.40x - 12.89x		12.54x
			Time to Exit	0.1 years		—
			Volatility	88%		—
			Revenue Multiple	1.88x		—

Corporate Bonds	8,496,668	Income	Discount Rate	7% - 21%		0.12

Floating Rate Loan Interests	3,369,208	Income	Discount Rate	7% - 15%		0.12

Preferred Stocks	2,400,140	Market	Revenue Multiple	2.95x - 10.25x		8.98x
			Time to Exit	2.5 - 3.0 years		2.7 years
			Volatility	75% - 90%		79%
			EBITDA Multiple	7.25x		—
			Direct Profit Multiple	4.50x		—
		Income	Discount Rate	11%		—

Warrants	63,805	Market	Revenue Multiple	10.25x		—
			Volatility	88%		—
			Time to Exit	0.1 years		—

	$15,111,878

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

Currency Abbreviation (continued)

CNH	Chinese Yuan

CNY	Chinese Yuan

COP	Colombian Peso

CZK	Czech Koruna

DKK	Danish Krone

46

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Strategic Global Bond Fund, Inc.

Currency Abbreviation (continued)

EGP	Egyptian Pound

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

HUF	Hungarian Forint

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PEN	Peru Nuevo Sol

PLN	Polish Zloty

RON	Romanian Leu

RUB	New Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TRY	Turkish Lira

TWD	New Taiwan Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

ADR	American Depositary Receipt

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BBSW	Bank Bill Swap Rate

BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CPI	Consumer Price Index

CR	Custodian Receipt

DAC	Designated Activity Company

ESTR	Euro Short Term Rate

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FREMF	Freddie Mac Multifamily Securities

GMTN	Global Medium-Term Note

GO	General Obligation Bonds

Portfolio Abbreviation (continued)

GOL	General Obligation Ltd.

JIBAR	Johannesburg Interbank Average Rate

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

MXIBTIIE	Mexico Interbank TIIE 28-Day

PCL	Public Company Limited

PIK	Payment-in-Kind

PIPE	Private Investment in Public Equity

PRIBOR	Prague Interbank Offer Rate

PSF	Permanent School Fund

RB	Revenue Bond

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

SPDR	Standard & Poor’s Depository Receipt

TBA	To-Be-Announced

WIBOR	Warsaw Interbank Offered Rate

S C H E D U L E O F I N V E S T M E N T S	47